UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

EXPLANATORY NOTE: This filing covers the Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Index Plus Fund, the Gotham Institutional Value Fund, the Gotham Neutral Fund, the Gotham Total Return Fund and the Gotham Hedged Plus Fund each of which has declared September 30 as its fiscal year end.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gotham Asset Management

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Absolute 500 Fund

Gotham Enhanced Return Fund

Gotham Enhanced 500 Fund

Gotham Hedged Plus Fund

Gotham Index Plus Fund

Gotham Institutional Value Fund

Gotham Neutral Fund

Gotham Total Return Fund

Institutional Class Shares

SEMI-ANNUAL REPORT

March 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	2.17%	-6.38%	9.03%**
HFRX Equity Hedge Index	-2.14%	-7.24%	2.48%***

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 2.95% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	9.47%	3.65%	5.67%**
HFRX Equity Hedge Index	-2.14%	-7.24%	-2.15%***

*	Not Annualized.
**	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 4.25% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.72% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to December 7, 2015, the Expense Limitation was 2.25%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	5.98%	-6.34%	10.28%**
S&P 500® Total Return Index	8.49%	1.78%	10.89%***

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 3.36% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	12.41%	2.19%	0.93%**
S&P 500® Total Return Index	8.49%	1.78%	2.19%***

*	Not Annualized.
**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 5.04% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.91% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to December 7, 2015, the Expense Limitation was 2.25%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	13.40%	5.23%	5.23%**
S&P 500® Total Return Index	8.49%	1.78%	1.78%***

*	Not Annualized.
**	The Gotham Index Plus Fund (the “Fund”) commenced operations on March 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented March 31, 2016), the “Total Annual Fund Operating Expenses” are 4.42% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.28% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective March 31, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 1.17% to its current rate of 1.15% of the Fund’s average daily net assets. The Expense Limitation was previously reduced from a rate of 1.50% to 1.17% on December 7, 2015. Additionally, on December 7, 2015, the Fund’s management fee (on an annual basis) was reduced from 1.33% to its current rate of 1.00% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Total Return Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Institutional Value Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Total Returns for the Period Ended March 31, 2016
Since Inception*
Institutional Class Shares	3.60%**
S&P 500® Total Return Index	1.35%***

*	Not Annualized.
**	The Gotham Institutional Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 0.92% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.95% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	2.06%	-2.72%	1.75%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.10%	0.12%	0.07%***

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 3.38% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. earlier terminationearlier termination The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2016
	Six Months*	1 Year	Since Inception
Institutional Class Shares	9.76%	2.40%	2.40%**

*	Not Annualized.
**	The Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements” are 5.20% and 3.80%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.17% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to June 1, 2015, the Expense Limitation was 0.25%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund normally invests the majority of its assets in other mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear its proportionate share of fees and expenses of the underlying funds addition to the Fund’s own expenses. The underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2016

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2015, and held for the entire period through March 31, 2016.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class
	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid
	October 1, 2015	March 31, 2016	Ratio*	During Period*
Gotham Absolute Return Fund
Actual	$1,000.00	$1,021.70	3.16%	$15.95
Hypothetical (5% return before expenses)	1,000.00	1,009.22	3.16%	15.85

Gotham Absolute 500 Fund
Actual	$1,000.00	$1,094.70	4.02%	$21.05
Hypothetical (5% return before expenses)	1,000.00	1,004.90	4.02%	20.15

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,059.80	3.59%	$18.49
Hypothetical (5% return before expenses)	1,000.00	1,007.05	3.59%	18.01

Gotham Enhanced 500 Fund
Actual	$1,000.00	$1,124.10	4.36%	$23.15
Hypothetical (5% return before expenses)	1,000.00	1,003.20	4.36%	21.84

9

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2016

(Unaudited)

	Gotham Funds - Institutional Class
	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid
	October 1, 2015	March 31, 2016	Ratio*	During Period*

Gotham Index Plus Fund
Actual	$1,000.00	$1,134.00	3.60%	$19.21
Hypothetical (5% return before expenses)	1,000.00	1,007.00	3.60%	18.06

Gotham Institutional Value Fund**
Actual	$1,000.00	$1,036.00	0.95%	$ 2.30
Hypothetical (5% return before expenses)	1,000.00	1,020.25	0.95%	4.80

Gotham Neutral Fund
Actual	$1,000.00	$1,020.60	3.65%	$18.41
Hypothetical (5% return before expenses)	1,000.00	1,006.78	3.65%	18.29

Gotham Total Return Fund
Actual	$1,000.00	$1,097.60	0.17%	$ 0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.17%	0.86

*

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2016, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. A Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 2.17% for the Gotham Absolute Return Fund, 9.47% for the Gotham Absolute 500 Fund, 5.98% for the Gotham Enhanced Return Fund, 12.41% for the Gotham Enhanced 500 Fund, 13.40% for the Index Plus Fund, 2.06% for the Gotham Neutral Fund and 9.76% for the Gotham Total Return Fund. These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.91% of average net assets for the Gotham Absolute Return Fund, 2.07% for Gotham Absolute 500 Fund, 1.41% for the Gotham Enhanced Return Fund, 2.46% for the Gotham Enhanced 500 Fund, 2.32% for the Gotham Index Plus Fund and 1.46% for the Gotham Neutral Fund for the six-month period ended March 31, 2016. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 366 to reflect the period.

**

The Fund commenced operations on December 31, 2015. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period December 31, 2015 to March 31, 2016, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (87), then divided by 366 to reflect the period. A Fund’s ending account value on the first line is based on since inception returns for the Institutional Class Shares of 3.60%. Hypothetical expenses are as if the Institutional Class Shares have been in existence since October 1, 2015, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 366 to reflect the period.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.5%	$324,144,892
Technology Hardware & Equipment	12.0	210,060,254
Pharmaceuticals, Biotechnology & Life Sciences	11.2	195,510,039
Health Care Equipment & Services	10.4	181,555,335
Software & Services	10.3	180,185,617
Retailing	7.7	134,787,673
Semiconductors & Semiconductor Equipment	7.7	134,311,458
Food, Beverage & Tobacco	6.0	105,039,291
Consumer Durables & Apparel	5.7	100,231,575
Transportation	5.5	97,157,544
Consumer Services	5.0	87,362,165
Media	3.8	66,050,087
Commercial & Professional Services	3.2	55,209,350
Energy	3.1	54,830,195
Materials	3.0	51,836,117
Automobiles & Components	2.5	44,420,238
Telecommunication Services	2.4	42,067,535
Food & Staples Retailing	1.6	27,780,082
Household & Personal Products	0.5	7,918,721

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.4)%	$(6,510,256)
Food & Staples Retailing	(0.7)	(13,079,304)
Automobiles & Components	(0.8)	(13,426,741)
Telecommunication Services	(1.4)	(24,862,417)
Media	(1.5)	(25,465,280)
Semiconductors & Semiconductor Equipment	(1.8)	(32,099,480)
Food, Beverage & Tobacco	(2.4)	(42,788,378)
Transportation	(2.5)	(43,021,545)
Commercial & Professional Services	(2.6)	(46,033,435)
Consumer Durables & Apparel	(2.7)	(47,837,025)
Retailing	(3.2)	(55,155,842)
Energy	(3.4)	(59,585,473)
Consumer Services	(3.8)	(66,629,620)
Materials	(3.9)	(67,595,276)
Pharmaceuticals, Biotechnology & Life Sciences	(4.2)	(74,181,060)
Software & Services	(5.3)	(92,093,933)
Technology Hardware & Equipment	(5.3)	(92,955,480)
Health Care Equipment & Services	(6.2)	(108,513,522)
Capital Goods	(7.8)	(135,973,028)
Other Assets in Excess of Liabilities	39.8	697,136,702

NET ASSETS	100.0%	$1,749,787,775

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	21.1%	$3,393,643
Materials	14.7	2,369,260
Technology Hardware & Equipment	14.1	2,267,538
Pharmaceuticals, Biotechnology & Life Sciences	11.6	1,866,982
Semiconductors & Semiconductor Equipment	10.1	1,620,464
Retailing	10.0	1,604,942
Health Care Equipment & Services	9.1	1,461,319
Energy	6.7	1,081,327
Software & Services	6.5	1,047,593
Transportation	5.5	875,607
Food, Beverage & Tobacco	5.4	873,576
Consumer Durables & Apparel	4.9	779,989
Diversified Financials	4.7	750,865
Media	3.6	582,927
Insurance	2.3	368,373
Telecommunication Services	2.2	354,784
Automobiles & Components	1.6	250,434
Consumer Services	1.4	228,220
Food & Staples Retailing	1.3	206,429
Commercial & Professional Services	0.9	143,842
Utilities	0.2	33,084
Real Estate	0.0	62
Exchange Traded Funds	3.3	530,345

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Insurance	(0.2)%	$(30,258)
Diversified Financials	(0.3)	(43,736)
Technology Hardware & Equipment	(0.4)	(59,418)
Automobiles & Components	(0.4)	(63,602)
Household & Personal Products	(0.7)	(111,496)
Commercial & Professional Services	(0.9)	(147,593)
Consumer Services	(1.2)	(200,488)
Semiconductors & Semiconductor Equipment	(1.4)	(221,155)
Media	(1.5)	(240,347)
Materials	(1.8)	(294,943)
Telecommunication Services	(1.9)	(310,315)
Transportation	(2.0)	(315,458)
Food & Staples Retailing	(2.1)	(332,165)
Consumer Durables & Apparel	(2.4)	(380,002)
Health Care Equipment & Services	(2.5)	(396,757)
Food, Beverage & Tobacco	(2.5)	(408,800)
Real Estate	(3.2)	(517,506)
Capital Goods	(3.3)	(529,721)
Retailing	(5.2)	(837,687)
Pharmaceuticals, Biotechnology & Life Sciences	(6.9)	(1,112,755)
Software & Services	(11.0)	(1,765,397)
Utilities	(13.5)	(2,176,996)
Energy	(14.8)	(2,378,968)
Other Assets in Excess of Liabilities	38.9	6,261,050

NET ASSETS	100.0%	$16,077,092

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks
Capital Goods	26.5%	$267,636,891
Technology Hardware & Equipment	16.2	163,824,399
Pharmaceuticals, Biotechnology & Life Sciences	15.6	157,508,787
Health Care Equipment & Services	14.5	146,419,810
Software & Services	13.8	139,685,516
Retailing	11.7	118,531,192
Semiconductors & Semiconductor Equipment	11.1	112,443,192
Food, Beverage & Tobacco	9.2	93,062,812
Consumer Durables & Apparel	8.2	83,403,028
Transportation	7.5	75,841,917
Consumer Services	6.5	65,763,244
Media	5.9	59,731,005
Commercial & Professional Services	4.8	48,967,080
Energy	4.2	42,352,869
Materials	4.2	42,135,218
Automobiles & Components	3.7	37,658,932
Telecommunication Services	3.0	30,740,636
Food & Staples Retailing	2.5	24,853,714
Household & Personal Products	0.9	9,313,179

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks
Household & Personal Products	(0.7)%	$(6,818,475)
Automobiles & Components	(0.8)	(8,308,100)
Food & Staples Retailing	(1.1)	(11,083,579)
Telecommunication Services	(1.6)	(15,820,295)
Media	(2.0)	(20,264,182)
Semiconductors & Semiconductor Equipment	(2.2)	(22,400,457)
Transportation	(2.6)	(26,053,208)
Consumer Durables & Apparel	(3.0)	(30,748,151)
Food, Beverage & Tobacco	(3.2)	(31,989,787)
Commercial & Professional Services	(3.3)	(33,194,805)
Retailing	(3.8)	(38,727,706)
Energy	(4.1)	(41,710,963)
Consumer Services	(4.2)	(42,338,039)
Materials	(4.6)	(46,331,653)
Pharmaceuticals, Biotechnology & Life Sciences	(5.3)	(54,103,121)
Technology Hardware & Equipment	(5.5)	(56,081,396)
Software & Services	(6.8)	(69,106,368)
Health Care Equipment & Services	(7.4)	(74,416,793)
Capital Goods	(9.0)	(91,149,481)
Other Assets in Excess of Liabilities	1.2	12,269,822

NET ASSETS	100.0%	$1,011,496,684

The accompanying notes are an integral part of the financial statements.

13

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks
Capital Goods	23.2%	$3,986,213
Pharmaceuticals, Biotechnology & Life Sciences	16.1	2,778,605
Materials	15.1	2,600,207
Technology Hardware & Equipment	14.7	2,532,664
Health Care Equipment & Services	12.5	2,152,826
Semiconductors & Semiconductor Equipment	11.8	2,032,599
Retailing	11.2	1,920,581
Software & Services	7.2	1,235,928
Energy	7.0	1,208,696
Food, Beverage & Tobacco	6.7	1,149,943
Diversified Financials	5.1	880,407
Consumer Durables & Apparel	5.1	879,976
Transportation	4.5	769,256
Media	3.8	648,415
Automobiles & Components	2.6	450,796
Insurance	2.5	428,711
Consumer Services	2.3	392,161
Food & Staples Retailing	2.0	351,669
Telecommunication Services	2.0	335,957
Commercial & Professional Services	1.5	264,002
Utilities	0.2	29,025
Household & Personal Products	0.1	10,371
Real Estate	0.0	8,210
Exchange Traded Funds	15.0	2,571,761

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks
Insurance	(0.2)%	$(26,936)
Technology Hardware & Equipment	(0.3)	(52,571)
Automobiles & Components	(0.3)	(59,165)
Diversified Financials	(0.5)	(86,605)
Commercial & Professional Services	(0.9)	(147,755)
Household & Personal Products	(1.1)	(186,885)
Semiconductors & Semiconductor Equipment	(1.2)	(210,152)
Consumer Services	(1.6)	(266,526)
Materials	(1.7)	(286,309)
Telecommunication Services	(1.8)	(316,496)
Media	(1.9)	(327,266)
Consumer Durables & Apparel	(2.1)	(367,567)
Transportation	(2.3)	(397,444)
Food & Staples Retailing	(2.4)	(410,946)
Capital Goods	(2.6)	(448,886)
Real Estate	(2.7)	(463,458)
Health Care Equipment & Services	(2.8)	(479,076)
Food, Beverage & Tobacco	(3.2)	(549,305)
Retailing	(4.4)	(761,467)
Pharmaceuticals, Biotechnology & Life Sciences	(6.8)	(1,162,345)
Software & Services	(9.9)	(1,711,217)
Energy	(11.3)	(1,940,972)
Utilities	(11.3)	(1,949,571)
Other Assets in Excess of Liabilities	1.1	195,461

NET ASSETS	100.0%	$17,205,520

The accompanying notes are an integral part of the financial statements.

14

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
Exchange Traded Funds	60.1%	$1,206,906
Other Assets in Excess of Liabilities	39.9	800,728

Net Assets	100.0%	$2,007,634

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

15

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	21.2%	$3,410,692
Pharmaceuticals, Biotechnology & Life Sciences	17.9	2,885,011
Technology Hardware & Equipment	15.7	2,529,263
Materials	13.3	2,147,385
Health Care Equipment & Services	12.5	2,019,863
Software & Services	11.2	1,803,775
Semiconductors & Semiconductor Equipment	10.8	1,740,445
Retailing	10.0	1,605,658
Food, Beverage & Tobacco	9.6	1,546,719
Diversified Financials	8.4	1,352,824
Energy	6.5	1,052,573
Banks	4.9	784,177
Media	4.7	759,953
Consumer Durables & Apparel	4.6	739,543
Transportation	4.6	732,960
Insurance	4.1	655,773
Food & Staples Retailing	3.8	605,615
Telecommunication Services	2.8	447,313
Automobiles & Components	2.8	443,233
Consumer Services	2.4	387,845
Real Estate	2.1	334,885
Commercial & Professional Services	1.7	277,404
Household & Personal Products	1.6	252,744
Utilities	0.2	37,934
Exchange Traded Funds	3.2	511,022

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Insurance	(0.2)%	$(33,343)
Technology Hardware & Equipment	(0.4)	(65,201)
Automobiles & Components	(0.5)	(73,379)
Diversified Financials	(0.5)	(75,245)
Household & Personal Products	(0.9)	(149,480)
Commercial & Professional Services	(1.1)	(182,883)
Consumer Services	(1.4)	(225,331)
Telecommunication Services	(1.6)	(251,428)
Semiconductors & Semiconductor Equipment	(1.6)	(259,994)
Media	(1.8)	(292,905)
Materials	(1.9)	(304,352)
Consumer Durables & Apparel	(2.4)	(390,414)
Transportation	(2.4)	(391,319)
Food & Staples Retailing	(2.7)	(433,801)
Health Care Equipment & Services	(2.8)	(444,945)
Food, Beverage & Tobacco	(3.0)	(472,943)
Real Estate	(3.6)	(575,044)
Retailing	(4.0)	(649,034)
Capital Goods	(4.2)	(677,740)
Pharmaceuticals, Biotechnology & Life Sciences	(7.3)	(1,175,174)
Software & Services	(9.7)	(1,565,056)
Energy	(12.8)	(2,062,994)
Utilities	(14.9)	(2,397,755)
Other Assets in Excess of Liabilities	1.1	182,431

NET ASSETS	100.0%	$16,097,280

The accompanying notes are an integral part of the financial statements.

16

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Institutional Value Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	14.8%	$307,391
Materials	9.9	204,736
Technology Hardware & Equipment	8.9	184,945
Pharmaceuticals, Biotechnology & Life Sciences	8.8	182,118
Health Care Equipment & Services	8.6	178,062
Semiconductors & Semiconductor Equipment	6.7	138,354
Retailing	6.6	137,056
Food, Beverage & Tobacco	4.7	96,779
Energy	4.3	88,551
Software & Services	4.3	88,084
Consumer Durables & Apparel	3.3	68,057
Diversified Financials	3.3	67,918
Transportation	3.0	61,244
Media	2.8	57,286
Insurance	1.6	34,106
Automobiles & Components	1.5	31,537
Telecommunication Services	1.3	27,933
Commercial & Professional Services	1.3	27,550
Food & Staples Retailing	1.2	25,632
Consumer Services	1.2	25,171
Real Estate	0.5	9,809
Household & Personal Products	0.3	6,065
Utilities	0.2	4,914
Banks	0.0	111
Other Assets in Excess of Liabilities	0.9	17,637

Net Assets	100.0%	$2,071,046

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

17

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by industry type of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	16.2%	$134,293,414
Software & Services	11.3	93,652,559
Health Care Equipment & Services	11.1	92,124,464
Pharmaceuticals, Biotechnology & Life Sciences	10.2	84,728,325
Technology Hardware & Equipment	9.7	80,401,527
Retailing	7.3	60,484,283
Consumer Durables & Apparel	5.9	48,536,840
Energy	5.8	47,876,242
Materials	5.8	47,695,459
Semiconductors & Semiconductor Equipment	5.5	45,858,368
Consumer Services	5.4	45,136,394
Food, Beverage & Tobacco	5.3	43,876,148
Transportation	4.8	39,402,645
Commercial & Professional Services	4.2	34,917,157
Media	3.7	30,881,110
Telecommunication Services	2.5	21,002,524
Automobiles & Components	2.0	16,974,198
Food & Staples Retailing	1.9	15,457,615
Household & Personal Products	1.0	8,051,497

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(1.0)%	$(8,353,355)
Automobiles & Components	(1.3)	(11,191,371)
Food & Staples Retailing	(1.5)	(12,509,176)
Telecommunication Services	(2.1)	(17,410,837)
Media	(2.6)	(22,034,524)
Semiconductors & Semiconductor Equipment	(3.0)	(25,056,185)
Transportation	(3.5)	(29,293,197)
Food, Beverage & Tobacco	(3.9)	(32,246,855)
Commercial & Professional Services	(4.3)	(35,400,122)
Consumer Durables & Apparel	(4.6)	(38,132,671)
Consumer Services	(5.0)	(41,206,912)
Retailing	(5.5)	(45,465,733)
Energy	(5.7)	(47,077,602)
Materials	(6.3)	(51,910,212)
Pharmaceuticals, Biotechnology & Life Sciences	(6.8)	(56,744,996)
Technology Hardware & Equipment	(6.9)	(57,095,324)
Software & Services	(9.0)	(74,468,473)
Health Care Equipment & Services	(9.5)	(78,664,207)
Capital Goods	(12.1)	(100,163,893)
Other Assets in Excess of Liabilities	75.0	621,946,632

NET ASSETS	100.0%	$828,871,756

The accompanying notes are an integral part of the financial statements.

18

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2016

(Unaudited)

The following table presents a summary by security type group of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.9%	$7,992,614
Other Assets in Excess of Liabilities	0.1	11,055

NET ASSETS	100.0%	$8,003,669

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

LONG POSITIONS — 120.1% COMMON STOCKS — 120.1%	Number of Shares	Value
Automobiles & Components — 2.5%
American Axle & Manufacturing Holdings, Inc.†*	547,841	$8,431,273
Cooper-Standard Holding, Inc.*(a)	9,297	667,896
Dana Holding Corp.(a)	93,705	1,320,303
Delphi Automotive PLC (Jersey)	50,145	3,761,878
Ford Motor Co.	369,263	4,985,050
General Motors Co.(a)	374,572	11,772,798
Goodyear Tire & Rubber Co. (The)(a)	102,048	3,365,543
Johnson Controls, Inc.	202,840	7,904,675
Standard Motor Products, Inc.†	24,486	848,440
Tenneco, Inc.*(a)	23,618	1,216,563
Tower International, Inc.	5,361	145,819

		44,420,238

Capital Goods — 18.5%
3M Co.†	24,062	4,009,451
Actuant Corp., Class A†	5,436	134,324
Aegion Corp.†*(a)	93,606	1,974,151
AGCO Corp.(a)	103,823	5,160,003
Allegion PLC (Ireland)	35,906	2,287,571
American Woodmark Corp.†*	12,074	900,600
AMETEK, Inc.†	91,621	4,579,218
Apogee Enterprises, Inc.†	48,955	2,148,635
Astronics Corp.*(a)	1,622	61,879
AZZ, Inc.†	722	40,865
Boeing Co. (The)(a)	153,474	19,481,990
CAE, Inc. (Canada)	1,741	20,161
Carlisle Cos, Inc.	23,686	2,356,757
Caterpillar, Inc.(a)	139,726	10,694,628
Chart Industries, Inc.*	43,960	954,811
CIRCOR International, Inc.(a)	7,458	345,977
Comfort Systems USA, Inc.	81,555	2,591,002
Continental Building Products, Inc.*	157,098	2,915,739
Crane Co.	76,999	4,147,166
Cummins, Inc.	69,410	7,630,935
DigitalGlobe, Inc.*	84,400	1,460,120
Dover Corp.	61,081	3,929,341
Eaton Corp. PLC (Ireland)(b)	124,013	7,758,253
EMCOR Group, Inc.	36,051	1,752,079
Emerson Electric Co.	245,250	13,336,695
Encore Wire Corp.(a)	4,332	168,645
Federal Signal Corp.	87,498	1,160,223
Flowserve Corp.(a)(b)	99,505	4,419,017
Fluor Corp.(b)	210,834	11,321,786
Franklin Electric Co., Inc.(a)	60,838	1,957,158
General Cable Corp.	5,873	71,709

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gibraltar Industries, Inc.*(a)	15,726	$449,764
Global Brass & Copper Holdings, Inc.(a)	381	9,506
HD Supply Holdings, Inc.*(a)	3,025	100,037
Honeywell International, Inc.(b)	82,367	9,229,222
Hubbell, Inc.	1,949	206,458
Huntington Ingalls Industries, Inc.(a)	28,039	3,839,661
Hyster-Yale Materials Handling, Inc.(a)	646	43,024
Illinois Tool Works, Inc.	96,249	9,859,748
Ingersoll-Rand PLC (Ireland)†	105,503	6,542,241
Jacobs Engineering Group, Inc.*(a)	39,357	1,713,997
Joy Global, Inc.(a)	480,499	7,721,619
KBR, Inc.(b)	219,837	3,403,077
Kennametal, Inc.	347,157	7,807,561
L-3 Communications Holdings, Inc.(a)	31,466	3,728,721
Lincoln Electric Holdings, Inc.	112,309	6,577,938
Manitowoc Co., Inc. (The)	242,189	1,048,678
Masco Corp.(a)	129,566	4,074,851
Moog, Inc., Class A*	7,465	341,001
MRC Global, Inc.*(a)	998,909	13,125,664
Mueller Industries, Inc.(a)	46,064	1,355,203
National Presto Industries, Inc.(a)	86	7,202
NCI Building Systems, Inc.*	31,041	440,782
Northrop Grumman Corp.	18,507	3,662,535
NOW, Inc.*(a)	2,143	37,974
Owens Corning	37,074	1,752,859
PACCAR, Inc.(a)	137,895	7,541,478
Parker-Hannifin Corp.	52,751	5,859,581
Pentair PLC (Ireland)(a)	70,335	3,816,377
Ply Gem Holdings, Inc.*	5,329	74,872
Quanta Services, Inc.*(a)	64,783	1,461,504
Raytheon Co.(b)	47,199	5,788,013
Regal-Beloit Corp.(a)	1,608	101,449
Rockwell Automation, Inc.(a)(b)	50,901	5,789,989
Roper Technologies, Inc.(a)	12,031	2,198,906
Simpson Manufacturing Co., Inc.†	40,522	1,546,725
Snap-on, Inc.(a)	23,136	3,632,121
Spirit AeroSystems Holdings, Inc., Class A†*	102,169	4,634,386
SPX Corp.	32,548	488,871
SPX FLOW, Inc.†*(a)	52,408	1,314,393
Standex International Corp.†	2,102	163,557
Stanley Black & Decker, Inc.†	61,081	6,426,332
Sun Hydraulics Corp.†	6,589	218,689

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.(a)(b)	211,558	$7,713,405
Thermon Group Holdings, Inc.*(a)	214	3,758
Trinity Industries, Inc.(a)(b)	333,980	6,115,174
United Rentals, Inc.*(a)	37,944	2,359,737
United Technologies Corp.†(b)	257,827	25,808,483
Universal Forest Products, Inc.†	75,456	6,475,634
USG Corp.†*	4,586	113,779
Wabash National Corp.*(a)	677,125	8,938,050
WW Grainger, Inc.(a)	24,987	5,832,715
Xylem, Inc.†	70,335	2,876,702

		324,144,892

Commercial & Professional Services — 3.2%
ABM Industries, Inc.†	115,141	3,720,206
ACCO Brands Corp.*(a)	77,977	700,233
Brady Corp., Class A	39,997	1,073,519
Brink’s Co. (The)(a)	13,555	455,312
Cintas Corp.(a)	41,646	3,740,227
Clean Harbors, Inc.*(a)	23,379	1,153,520
Deluxe Corp.	691	43,181
Dun & Bradstreet Corp. (The)	14,807	1,526,306
FTI Consulting, Inc.*(a)	24,170	858,277
G&K Services, Inc., Class A	2,615	191,549
HNI Corp.(a)	3,412	133,648
Huron Consulting Group, Inc.*(a)	28,929	1,683,378
ICF International, Inc.*(a)	334	11,480
Interface, Inc.	100,648	1,866,014
Kelly Services, Inc., Class A(a)	3,403	65,065
Kforce, Inc.(a)	1,672	32,738
ManpowerGroup, Inc.(a)	23,881	1,944,391
Navigant Consulting, Inc.*	17,990	284,422
Nielsen Holdings PLC (United Kingdom)(a)	53,677	2,826,631
Pitney Bowes, Inc.	77,739	1,674,498
Quad/Graphics, Inc.(a)	2,133	27,601
Republic Services, Inc.†(b)	28,404	1,353,451
Ritchie Bros Auctioneers, Inc. (Canada)(a)	176,470	4,778,808
Robert Half International, Inc.†	51,826	2,414,055
RPX Corp.†*	1,159	13,050
RR Donnelley & Sons Co.(a)	59,276	972,126
Steelcase, Inc., Class A(a)(b)	91,195	1,360,629
Tetra Tech, Inc.†	73,552	2,193,321
Tyco International PLC (Ireland)	140,671	5,164,032

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
UniFirst Corp.†(a)(b)	43,395	$4,735,262
US Ecology, Inc.†(a)	61,586	2,719,638
Waste Management, Inc.(a)(b)	93,098	5,492,782

		55,209,350

Consumer Durables & Apparel — 5.7%
Brunswick Corp.	62,536	3,000,477
Callaway Golf Co.	159,654	1,456,044
Deckers Outdoor Corp.*(a)	62,911	3,768,998
DR Horton, Inc.	145,299	4,392,389
Fossil Group, Inc.*(a)	117,828	5,233,920
Garmin Ltd. (Switzerland)	122,825	4,908,087
Hanesbrands, Inc.	154,554	4,380,060
Hasbro, Inc.(a)	49,050	3,928,905
KB Home(a)	151,058	2,157,108
La-Z-Boy, Inc.(a)	19,440	519,826
Leggett & Platt, Inc.	52,751	2,553,148
Mattel, Inc.(a)(b)	277,160	9,318,119
Michael Kors Holdings Ltd. (British Virgin Islands)†*(a)(b)	177,995	10,138,595
Movado Group, Inc.	786	21,639
Newell Rubbermaid, Inc.(a)	84,218	3,730,015
NVR, Inc.*(a)	49	84,888
PVH Corp.(b)	32,391	3,208,652
Ralph Lauren Corp.†	33,317	3,207,094
TopBuild Corp.*(a)(b)	115,774	3,443,119
TRI Pointe Group, Inc.*(a)	165,182	1,945,844
Tupperware Brands Corp.(a)	22,306	1,293,302
Vera Bradley, Inc.*(a)	5,627	114,453
VF Corp.†(a)	167,510	10,847,948
Whirlpool Corp.†	55,454	10,000,574
Wolverine World Wide, Inc.†(b)	357,132	6,578,371

		100,231,575

Consumer Services — 5.0%
Apollo Education Group, Inc.†*	795,833	6,537,768
Bloomin’ Brands, Inc.	42,067	709,670
Bob Evans Farms, Inc.	71,918	3,357,851
Bojangles’, Inc.*	8,953	152,291
Boyd Gaming Corp.*	238,003	4,917,142
Capella Education Co.	15,820	832,765
Carnival Corp. (Panama)	56,653	2,989,579
Churchill Downs, Inc.	22,889	3,384,825
Cracker Barrel Old Country Store, Inc.(a)	22,494	3,434,159

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.(a)(b)	211,401	$14,015,886
DineEquity, Inc.(a)	39,379	3,679,180
Graham Holdings Co., Class B	10,268	4,928,640
Interval Leisure Group, Inc.(a)	227,107	3,279,425
Isle of Capri Casinos, Inc.*	1,306	18,284
Jack in the Box, Inc.	5,375	343,301
Krispy Kreme Doughnuts, Inc.*(a)	377	5,877
La Quinta Holdings, Inc.*(b)	440,312	5,503,900
Marriott International, Inc., Class A(a)	29,615	2,107,996
McDonald’s Corp.	14,807	1,860,944
Pinnacle Entertainment, Inc.†*(a)	141,716	4,974,232
Royal Caribbean Cruises Ltd. (Liberia)†(a)	85,143	6,994,497
Sonic Corp.(a)	19,464	684,354
Speedway Motorsports, Inc.(a)	20,452	405,563
Starwood Hotels & Resorts Worldwide, Inc.†(a)(b)	66,634	5,559,275
Weight Watchers International, Inc.*(a)	118,345	1,719,553
Wyndham Worldwide Corp.(a)	60,009	4,586,488
Yum! Brands, Inc.†	4,627	378,720

		87,362,165

Energy — 3.1%
Atwood Oceanics, Inc.(a)	201,192	1,844,931
Cameron International Corp.*	49,429	3,314,214
Cenovus Energy, Inc. (Canada)	5,467	71,071
DHT Holdings, Inc. (Marshall Islands)(a)	194,086	1,117,935
FMC Technologies, Inc.*(a)(b)	245,645	6,720,847
Frank’s International NV (Netherlands)(a)	42,168	694,929
Imperial Oil Ltd. (Canada)	11,476	383,298
McDermott International, Inc. (Panama)*(a)	250,205	1,023,338
Oceaneering International, Inc.(a)	147,199	4,892,895
ONEOK, Inc.(a)	34,139	1,019,391
Rowan Cos PLC, Class A (United Kingdom)(a)	232,796	3,748,016
Seadrill Ltd. (Bermuda)*(a)	4,067	13,421
Targa Resources Corp.(a)	246,069	7,347,620
Tesoro Corp.	39,746	3,418,553
Tetra Technologies, Inc.*	5,032	31,953
TransCanada Corp. (Canada)(a)	115,479	4,539,480
Valero Energy Corp.	34,153	2,190,574

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Western Refining, Inc.(a)	207,287	$6,029,979
Williams Cos., Inc. (The)†(a)	348,726	5,604,027
World Fuel Services Corp.(a)	16,956	823,723

		54,830,195

Food & Staples Retailing — 1.6%
CVS Health Corp.(a)	67,348	6,986,008
Fresh Market, Inc. (The)*	10,351	295,314
Ingles Markets, Inc., Class A(a)(b)	43,043	1,614,112
SpartanNash Co.†	78,050	2,365,696
United Natural Foods, Inc.*(a)	232	9,350
Walgreens Boots Alliance, Inc.†(a)	22,211	1,871,055
Wal-Mart Stores, Inc.†	141,774	9,710,101
Weis Markets, Inc.(a)	8,238	371,204
Whole Foods Market, Inc.(a)(b)	146,488	4,557,242

		27,780,082

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.†(a)	68,485	4,291,270
Archer-Daniels-Midland Co.(b)	233,219	8,468,182
Boston Beer Co., Inc., Class A*(a)	37,412	6,923,839
Bunge Ltd. (Bermuda)	27,984	1,585,853
Campbell Soup Co.(a)	87,813	5,601,591
Coca-Cola Enterprises, Inc.(a)	135,100	6,854,974
Cott Corp. (Canada)(b)	392,361	5,449,894
Dr Pepper Snapple Group, Inc.(b)	74,037	6,620,389
Fresh Del Monte Produce, Inc. (Cayman Islands)(b)	30,719	1,292,348
General Mills, Inc.(a)	98,101	6,214,698
Hershey Co. (The)(a)(b)	132,540	12,205,609
Hormel Foods Corp.	1,850	79,994
JM Smucker Co. (The)†(b)	78,264	10,161,798
John B Sanfilippo & Son, Inc.(a)	16,371	1,131,072
Lancaster Colony Corp.(a)	376	41,574
McCormick & Co., Inc., non-voting shares(a)	13,340	1,327,063
Mondelez International, Inc., Class A(a)	105,503	4,232,780
Omega Protein Corp.*(a)	1,626	27,544
Philip Morris International, Inc.(a)	8,329	817,158
Pilgrim’s Pride Corp.*(a)	25,184	639,674
Tyson Foods, Inc., Class A(a)(b)	298,546	19,901,076
Universal Corp.(a)	20,611	1,170,911

		105,039,291

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 10.4%
Abbott Laboratories†	250,424	$10,475,236
Amedisys, Inc.†*	59,791	2,890,297
Amsurg Corp.†*	14,506	1,082,148
Analogic Corp.†(a)	5,679	448,698
Anika Therapeutics, Inc.†*(a)	39,609	1,771,314
Baxter International, Inc.(a)	481,675	19,787,209
Brookdale Senior Living, Inc.*(a)	219,693	3,488,725
Cardinal Health, Inc.(a)	80,516	6,598,286
Chemed Corp.(a)	12,154	1,646,259
CR Bard, Inc.(a)(b)	52,827	10,706,448
Cynosure, Inc., Class A*(a)	11,405	503,189
DaVita HealthCare Partners, Inc.*(a)	103,858	7,621,100
DENTSPLY SIRONA, Inc.(b)	120,322	7,415,445
Express Scripts Holding Co.*(a)(b)	359,764	24,712,189
Globus Medical, Inc., Class A*(a)	18,665	443,294
Halyard Health, Inc.*(a)	9,744	279,945
HCA Holdings, Inc.*(a)(b)	220,719	17,227,118
HMS Holdings Corp.*(a)(b)	108,184	1,552,440
Invacare Corp.	458	6,032
Kindred Healthcare, Inc.(a)	529,268	6,536,460
Laboratory Corp. of America Holdings*(a)(b)	70,865	8,300,417
McKesson Corp.(b)	107,917	16,969,948
MEDNAX, Inc.*(a)	46,985	3,036,171
Meridian Bioscience, Inc.(a)	40,223	828,996
National HealthCare Corp.(a)	334	20,808
Natus Medical, Inc.*	54,233	2,084,174
Quality Systems, Inc.(a)	22,507	343,007
Quest Diagnostics, Inc.†(a)	56,621	4,045,570
Stryker Corp.(a)	18,467	1,981,324
Universal Health Services, Inc., Class B†	62,423	7,785,397
Varian Medical Systems, Inc.†*(a)	71,758	5,742,075
Zimmer Holdings, Inc.†(b)	49,007	5,225,616

		181,555,335

Household & Personal Products — 0.5%
Church & Dwight Co., Inc.(a)	14,807	1,364,909
Energizer Holdings, Inc.(a)	103,491	4,192,420
Procter & Gamble Co. (The)†	28,689	2,361,392

		7,918,721

Materials — 3.0%
Agrium, Inc. (canada)(a)	31,474	2,778,839
Axiall Corp.(a)	43,511	950,280
Celanese Corp., Class A	58,313	3,819,502

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Chemours Co. (The)(a)	72,026	$504,182
Chemtura Corp.*(a)	35,261	930,890
Crown Holdings, Inc.*	244	12,100
El du Pont de Nemours & Co.	171,027	10,829,430
FMC Corp.	496	20,024
Graphic Packaging Holding Co.	87,290	1,121,676
HB Fuller Co.(a)	4,222	179,224
Headwaters, Inc.*(a)	12,955	257,027
Innophos Holdings, Inc.(a)	31,535	974,747
Innospec, Inc.	28,931	1,254,448
KapStone Paper and Packaging Corp.(a)	7,365	102,005
Martin Marietta Materials, Inc.(a)	8,917	1,422,351
Minerals Technologies, Inc.(a)	23,370	1,328,584
Monsanto Co.(b)	113,622	9,969,194
Packaging Corp. of America(a)	78,395	4,735,058
PH Glatfelter Co.	6,187	128,256
PolyOne Corp.(a)	221	6,685
Praxair, Inc.(a)(b)	54,166	6,199,299
Silgan Holdings, Inc.(a)	46,375	2,465,759
Stepan Co.(a)	5,046	278,993
Trinseo SA (Luxembourg)*(a)	1,197	44,062
Tronox Ltd., Class A (Australia)(a)	143,013	913,853
Westrock Co.†	15,620	609,649

		51,836,117

Media — 3.8%
Carmike Cinemas, Inc.*	4,238	127,310
CBS Corp., Class B	124,013	6,831,876
Comcast Corp., Class A(a)	28,689	1,752,324
Discovery Communications, Inc., Class A*(a)	321,347	9,200,165
DISH Network Corp., Class A*	3,580	165,611
Interpublic Group of Cos, Inc. (The)(a)	384,403	8,822,049
Loral Space & Communications, Inc.*	30,356	1,066,406
MSG Networks, Inc., Class A*	168,732	2,917,376
New Media Investment Group, Inc.(a)	10,414	173,289
New York Times Co. (The), Class A(a)	251,826	3,137,752
News Corp., Class A(b)	228,591	2,919,107
Nexstar Broadcasting Group, Inc., Class A(a)	1,299	57,507
Omnicom Group, Inc.(a)	90,697	7,548,711
Regal Entertainment Group, Class A(a)	40,471	855,557
Starz, Class A†*	113,758	2,995,248

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
TEGNA, Inc.†(a)	317,468	$7,447,799
Time Warner, Inc.†(a)(b)	46,273	3,357,106
Time, Inc.(a)	16,627	256,721
Viacom, Inc., Class B†	155,479	6,418,173

		66,050,087

Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
AbbVie, Inc.†(b)	220,622	12,601,929
Achillion Pharmaceuticals, Inc.*(a)	99,209	765,893
AMAG Pharmaceuticals, Inc.†*(a)	47,236	1,105,322
Amgen, Inc.†(a)	99,980	14,990,001
Baxalta, Inc.	114,945	4,643,778
Biogen, Inc.*(a)(b)	85,217	22,183,689
Bio-Rad Laboratories, Inc., Class A*(a)	7,039	962,372
Bruker Corp.	83,710	2,343,880
Celgene Corp.*(a)	4,859	486,337
Charles River Laboratories International, Inc.*(a)	394	29,920
Emergent Biosolutions, Inc.*(a)(b)	169,221	6,151,183
Enanta Pharmaceuticals, Inc.*(a)	15,723	461,784
Five Prime Therapeutics, Inc.*(a)	23,864	969,594
Gilead Sciences, Inc.(a)(b)	293,522	26,962,931
Horizon Pharma PLC (Ireland)†*(a)	306,448	5,077,843
Impax Laboratories, Inc.*	47,983	1,536,416
Insys Therapeutics, Inc.*(a)	311,410	4,979,446
Jazz Pharmaceuticals PLC (Ireland)*(b)	39,726	5,186,229
Johnson & Johnson(b)	72,603	7,855,645
Lexicon Pharmaceuticals, Inc.*(a)	38,578	461,007
Luminex Corp.*	9,724	188,646
Mallinckrodt PLC (Ireland)*	104,920	6,429,498
Medivation, Inc.*(a)	18,743	861,803
Merck & Co, Inc.(a)(b)	412,758	21,839,026
Mylan NV (Netherlands)*(a)	230,932	10,703,698
Myriad Genetics, Inc.*(a)	21,657	810,621
PDL BioPharma, Inc.(a)	1,442,066	4,802,080
Pfizer, Inc.†(a)	515,959	15,293,025
PRA Health Sciences, Inc.*(a)	65	2,779
Prestige Brands Holdings, Inc.†*(a)	409	21,836
Quintiles Transnational Holdings, Inc.†*(a)	32,266	2,100,517
Sucampo Pharmaceuticals, Inc., Class A†*(a)(b)	128,543	1,404,975
United Therapeutics Corp.†*	76,430	8,516,595

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.†*	9,254	$1,220,788
Zoetis, Inc.†	35,167	1,558,953

		195,510,039

Retailing — 7.7%
1-800-Flowers.com, Inc., Class A*(a)	15,972	125,859
Aaron’s, Inc.†	3,708	93,071
Abercrombie & Fitch Co., Class A(a)	129,682	4,090,170
Advance Auto Parts, Inc.†	22,958	3,681,086
American Eagle Outfitters, Inc.(a)	55,093	918,400
AutoNation, Inc.*(a)	36,243	1,691,823
AutoZone, Inc.*	4,687	3,734,086
Barnes & Noble, Inc.(a)	50,405	623,006
Bed Bath & Beyond, Inc.*(a)	65,708	3,261,745
Best Buy Co., Inc.(a)	131,417	4,263,167
Big Lots, Inc.(a)	14,695	665,537
Buckle, Inc. (The)(a)	38,150	1,292,140
Caleres, Inc.	3,076	87,020
Cato Corp. (The), Class A	16,767	646,368
Dollar General Corp.(a)	29,615	2,535,044
Dollar Tree, Inc.*	12,031	992,076
Express, Inc.*(a)	6,299	134,862
Fred’s, Inc., Class A(a)	585	8,722
GameStop Corp., Class A(a)	41,646	1,321,428
Gap, Inc. (The)(a)	156,405	4,598,307
Genuine Parts Co.(a)	79,321	7,881,335
Guess?, Inc.(a)	115,393	2,165,927
Hibbett Sports, Inc.*	26,656	956,950
Kohl’s Corp.(a)	74,037	3,450,865
L Brands, Inc.(a)(b)	113,833	9,995,676
Lands’ End, Inc.*(a)	2,490	63,520
Macy’s, Inc.(b)	122,162	5,386,123
Murphy USA, Inc.*	27	1,659
Nordstrom, Inc.(a)	68,485	3,918,027
Office Depot, Inc.*(a)	1,001,189	7,108,442
Outerwall, Inc.(a)	248,021	9,174,297
Priceline Group, Inc. (The)†*	4,627	5,964,018
Ross Stores, Inc.(a)	62,466	3,616,781
Shutterfly, Inc.*	2,405	111,520
Staples, Inc.(a)(b)	253,579	2,796,976
Target Corp.(b)	126,789	10,432,199
Tiffany & Co.†(a)	49,975	3,667,166
TJX Cos, Inc. (The)†(b)	123,069	9,642,456
Urban Outfitters, Inc.*(b)	315,361	10,435,295

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Vitamin Shoppe, Inc.*(a)(b)	32,687	$1,011,990
Williams-Sonoma, Inc.†(a)	40,967	2,242,534

		134,787,673

Semiconductors & Semiconductor Equipment — 7.7%
Advanced Energy Industries, Inc.†*	150,007	5,218,744
Ambarella, Inc. (Cayman Islands)*(a)	2,494	111,482
Analog Devices, Inc.†	124,013	7,340,329
Applied Materials, Inc.(a)	248,026	5,253,191
Broadcom Ltd. (Singapore)	4	618
First Solar, Inc.*(a)	40,720	2,788,098
Intel Corp.	771,355	24,953,334
KLA-Tencor Corp.	46,078	3,354,939
Lam Research Corp.(a)	70,335	5,809,671
Linear Technology Corp.(a)(b)	94,398	4,206,375
MKS Instruments, Inc.(a)	155,038	5,837,181
NVIDIA Corp.(a)	382,799	13,639,128
Photronics, Inc.†*(a)	115,897	1,206,488
Qorvo, Inc.*(a)	53,677	2,705,858
QUALCOMM, Inc.†(a)(b)	309,701	15,838,109
Skyworks Solutions, Inc.(a)(b)	74,037	5,767,482
Teradyne, Inc.	55,359	1,195,201
Tessera Technologies, Inc.†	101,536	3,147,616
Texas Instruments, Inc.†(a)(b)	369,156	21,196,938
Xilinx, Inc.(b)	99,951	4,740,676

		134,311,458

Software & Services — 10.3%
Accenture PLC, Class A (Ireland)†	37,944	4,378,738
ACI Worldwide, Inc.*(a)	5,281	109,792
Aspen Technology, Inc.*(a)	256,930	9,282,881
AVG Technologies NV (Netherlands)*(a)	5,987	124,230
Bankrate, Inc.*(a)	47,463	435,236
CA, Inc.	265,003	8,159,442
CGI Group, Inc., Class A (Canada)*(a)	38,006	1,815,927
Citrix Systems, Inc.*(a)(b)	101,716	7,992,843
Computer Sciences Corp.(a)	296,511	10,197,013
CSG Systems International, Inc.(a)(b)	142,656	6,442,345
CSRA, Inc.(a)	32,392	871,345
DST Systems, Inc.	17,176	1,936,938
EarthLink Holdings Corp.	437,787	2,482,252
eBay, Inc.*(a)(b)	914,512	21,820,256
Epiq Systems, Inc.(a)	239	3,590

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
IAC/InterActiveCorp.(a)	78,014	$3,672,899
International Business Machines Corp.	97,174	14,717,002
j2 Global, Inc.(a)	16,196	997,350
Mentor Graphics Corp.(a)	107,095	2,177,241
Microsoft Corp.(a)	47,199	2,606,801
MicroStrategy, Inc., Class A*	71,814	12,906,412
Monotype Imaging Holdings, Inc.(a)	3,698	88,456
NIC, Inc.(a)(b)	90,125	1,624,954
Open Text Corp. (Canada)	7,792	403,626
Oracle Corp.(a)	168,436	6,890,717
Pegasystems, Inc.(a)	3,015	76,521
Rackspace Hosting, Inc.*(a)	54,285	1,172,013
Sykes Enterprises, Inc.†*	46,456	1,402,042
Symantec Corp.(a)(b)	375,981	6,910,531
TeleTech Holdings, Inc.(a)	28,023	777,918
Teradata Corp.*(a)	215,160	5,645,798
TiVo, Inc.†*	471,535	4,484,298
Total System Services, Inc.(a)(b)	32,391	1,541,164
VASCO Data Security International, Inc.*(a)	130,913	2,016,060
VeriSign, Inc.*(a)	8,642	765,163
Visa, Inc., Class A†	16,658	1,274,004
Vistaprint NV (Netherlands)*(a)	9,160	830,720
VMware, Inc., Class A*(a)	115,253	6,028,885
Web.com Group, Inc.*(a)(b)	104,421	2,069,624
Western Union Co. (The)(a)	518,545	10,002,733
Xerox Corp.†(a)	1,169,342	13,049,857

		180,185,617

Technology Hardware & Equipment — 12.0%
Amphenol Corp., Class A†	77,740	4,494,927
Apple, Inc.†	212,648	23,176,506
AVX Corp.†(a)	125,364	1,575,825
Belden, Inc.(a)	445	27,314
Benchmark Electronics, Inc.*	150,619	3,471,768
Brocade Communications Systems, Inc.	1,254,484	13,272,441
Cisco Systems, Inc.(a)	553,399	15,755,270
Coherent, Inc.*(a)	4,835	444,336
Corning, Inc.(b)	443,301	9,260,558
Cray, Inc.*(a)	33,008	1,383,365
EMC Corp.	237,846	6,338,596
F5 Networks, Inc.*(a)	27,764	2,938,819
FARO Technologies, Inc.*(a)	2,409	77,594

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Fitbit, Inc., Class A*(a)	9,730	$147,410
FLIR Systems, Inc.(a)	52,751	1,738,145
Harris Corp.	49,050	3,819,033
Hewlett Packard Enterprise Co.(b)	590,452	10,468,714
HP, Inc.	688,552	8,482,961
II-VI, Inc.†*	54,476	1,182,674
Ingram Micro, Inc., Class A	431,436	15,492,867
Insight Enterprises, Inc.*(a)	6,319	180,976
InterDigital, Inc.	150,072	8,351,507
InvenSense, Inc.*(a)	822,116	6,905,774
Ixia*	19,773	246,372
Juniper Networks, Inc.	150,852	3,848,235
Methode Electronics, Inc.	59,394	1,736,681
Motorola Solutions, Inc.(a)	88,045	6,665,006
MTS Systems Corp.(a)	10,684	650,121
Multi-Fineline Electronix, Inc.*(a)	14,810	343,740
NetApp, Inc.	114,758	3,131,746
NETGEAR, Inc.*(b)	190,371	7,685,277
Plantronics, Inc.†	50,593	1,982,740
Polycom, Inc.†*	268,879	2,998,001
Seagate Technology PLC (Ireland)(a)	116,609	4,017,180
SYNNEX Corp.†(a)	80,669	7,469,143
TE Connectivity Ltd. (Switzerland)(a)	149,001	9,226,142
Tech Data Corp.†*(a)	33,742	2,590,373
TTM Technologies, Inc.*(a)	11,738	78,058
Ubiquiti Networks, Inc.*(a)	103,121	3,430,836
Vishay Intertechnology, Inc.(a)	112,748	1,376,653
Western Digital Corp.†(a)	287,819	13,596,570

		210,060,254

Telecommunication Services — 2.4%
CenturyLink, Inc.(a)	400,260	12,792,310
Frontier Communications Corp.(a)	458,109	2,560,829
General Communication, Inc., Class A*(a)	19,519	357,588
Level 3 Communications, Inc.*(a)	168,605	8,910,774
Shenandoah Telecommunications Co.†	97,112	2,597,746
Verizon Communications, Inc.†(b)	267,385	14,460,181
Vonage Holdings Corp.*(a)	84,925	388,107

		42,067,535

Transportation — 5.5%
American Airlines Group, Inc.†	57,301	2,349,914
CH Robinson Worldwide, Inc.(a)	145,008	10,763,944
CSX Corp.	6,478	166,808

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.(b)	306,331	$14,912,193
Expeditors International of Washington, Inc.(a)	119,792	5,847,048
Hawaiian Holdings, Inc.*(a)(b)	332,059	15,669,864
Heartland Express, Inc.(a)(b)	108,654	2,015,532
Hub Group, Inc., Class A*	43,582	1,777,710
Landstar System, Inc.	97,090	6,272,985
Saia, Inc.*(a)	14,852	418,084
Southwest Airlines Co.†	254,505	11,401,824
Swift Transportation Co.*(a)	230,262	4,289,781
Union Pacific Corp.†(a)	156,594	12,457,053
United Continental Holdings, Inc.†*(a)	147,257	8,814,804

		97,157,544

TOTAL COMMON STOCKS (Cost $1,943,008,423)		2,100,458,168

TOTAL LONG POSITIONS - 120.1%		2,100,458,168

(Cost $1,943,008,423)

SHORT POSITIONS — (59.9)%
COMMON STOCKS — (59.9)%
Automobiles & Components — (0.8)%
BorgWarner, Inc.	(146,367)	(5,620,493)
Drew Industries, Inc.	(80,952)	(5,218,166)
Federal-Mogul Holdings Corp.*	(122,313)	(1,208,452)
Gentex Corp.	(30,680)	(481,369)
Gentherm, Inc.*	(21,598)	(898,261)

		(13,426,741)

Capital Goods — (7.8)%
AAON, Inc.	(17,515)	(490,420)
AAR Corp.	(5,759)	(134,012)
Acuity Brands, Inc.	(21,731)	(4,740,400)
Aerovironment, Inc.*	(39,560)	(1,120,339)
Armstrong World Industries, Inc.*	(25,785)	(1,247,220)
Astec Industries, Inc.	(23,629)	(1,102,765)
Beacon Roofing Supply, Inc.*	(93,039)	(3,815,529)
Briggs & Stratton Corp.	(167,388)	(4,003,921)
Builders FirstSource, Inc.*	(777,829)	(8,766,133)
Cubic Corp.	(35,909)	(1,434,924)
Danaher Corp.	(114,488)	(10,860,332)
Donaldson Co., Inc.	(100,089)	(3,193,840)
Dycom Industries, Inc.*	(94,341)	(6,101,032)
EnPro Industries, Inc.	(21,495)	(1,239,832)
Fastenal Co.	(16,863)	(826,287)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	(37,868)	$(4,974,719)
Graco, Inc.	(11,304)	(949,084)
Granite Construction, Inc.	(57,198)	(2,734,064)
Griffon Corp.	(44,062)	(680,758)
HEICO Corp.	(36,176)	(2,175,263)
Hillenbrand, Inc.	(5,359)	(160,502)
ITT Corp.	(61,072)	(2,252,946)
John Bean Technologies Corp.	(29,857)	(1,684,233)
Kaman Corp.	(6,390)	(272,789)
Lindsay Corp.	(498)	(35,662)
Lockheed Martin Corp.	(50,333)	(11,148,760)
Masonite International Corp. (Canada)*	(10,173)	(666,332)
Meritor, Inc.*	(167,804)	(1,352,500)
Middleby Corp. (The)*	(63,391)	(6,768,257)
Milacron Holdings Corp.*	(98,021)	(1,616,366)
Navistar International Corp.*	(7,420)	(92,898)
Nordson Corp.	(8,926)	(678,733)
Patrick Industries, Inc.*	(3,881)	(176,159)
Primoris Services Corp.	(90,635)	(2,202,430)
Proto Labs, Inc.*	(51,489)	(3,969,287)
Quanex Building Products Corp.	(22,454)	(389,801)
Raven Industries, Inc.	(974)	(15,603)
RBC Bearings, Inc.*	(74,454)	(5,454,500)
Rockwell Collins, Inc.	(100,105)	(9,230,682)
Rush Enterprises, Inc., Class A*	(116,171)	(2,118,959)
Sensata Technologies Holding NV (Netherlands)*	(90,937)	(3,531,993)
Sunrun, Inc.*	(415,248)	(2,690,807)
Textainer Group Holdings Ltd. (Bermuda)	(29,013)	(430,553)
Toro Co. (The)	(31,061)	(2,674,973)
TransDigm Group, Inc.*	(561)	(123,611)
TriMas Corp.*	(17,332)	(303,657)
Tutor Perini Corp.*	(113,178)	(1,758,786)
Veritiv Corp.*	(253)	(9,427)
WABCO Holdings, Inc.*	(41,154)	(4,400,186)
Woodward, Inc.	(176,293)	(9,170,762)

		(135,973,028)

Commercial & Professional Services — (2.6)%
ADT Corp. (The)	(99,768)	(4,116,428)
Advisory Board Co. (The)*	(68,351)	(2,204,320)
Copart, Inc.*	(8,114)	(330,808)
Covanta Holding Corp.	(447,592)	(7,546,401)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Essendant, Inc.	(1,513)	$(48,310)
Healthcare Services Group, Inc.	(59,653)	(2,195,827)
IHS, Inc., Class A*	(22,010)	(2,732,762)
Insperity, Inc.	(1,287)	(66,577)
Knoll, Inc.	(16,155)	(349,756)
Matthews International Corp., Class A	(8,772)	(451,495)
Multi-Color Corp.	(13,502)	(720,332)
Stantec, Inc. (Canada)	(1,593)	(40,398)
Stericycle, Inc.*	(49,626)	(6,262,305)
Team, Inc.*	(7,617)	(231,404)
Transunion*	(88,674)	(2,448,289)
TriNet Group, Inc.*	(104,904)	(1,505,372)
TrueBlue, Inc.*	(45,007)	(1,176,933)
Verisk Analytics, Inc.*	(78,486)	(6,272,601)
WageWorks, Inc.*	(88,022)	(4,454,793)
Waste Connections, Inc.	(44,563)	(2,878,324)

		(46,033,435)

Consumer Durables & Apparel — (2.7)%
CalAtlantic Group, Inc.	(288,202)	(9,631,711)
Coach, Inc.	(15,932)	(638,714)
Columbia Sportswear Co.	(5,744)	(345,157)
Crocs, Inc.*	(73,700)	(708,994)
G-III Apparel Group Ltd.*	(93,773)	(4,584,562)
Gopro, Inc., Class A*	(82)	(981)
Helen of Troy Ltd. (Bermuda)*	(25,155)	(2,608,322)
iRobot Corp.*	(25,969)	(916,706)
Jarden Corp.*	(38,033)	(2,242,045)
Lululemon Athletica, Inc.*	(116,748)	(7,905,007)
Mohawk Industries, Inc.*	(24,941)	(4,761,237)
Nautilus, Inc.*	(22,262)	(430,102)
Oxford Industries, Inc.	(4,088)	(274,836)
Under Armour, Inc., Class A*	(84,133)	(7,137,002)
Vista Outdoor, Inc.*	(108,874)	(5,651,649)

		(47,837,025)

Consumer Services — (3.8)%
2U, Inc.*	(327,471)	(7,400,845)
Belmond Ltd., Class A (Bermuda)*	(12,270)	(116,442)
Bright Horizons Family Solutions, Inc.*	(8,254)	(534,694)
Buffalo Wild Wings, Inc.*	(34,568)	(5,120,212)
Chuy’s Holdings, Inc.*	(963)	(29,920)
ClubCorp Holdings, Inc.	(67,663)	(949,989)
Dave & Buster’s Entertainment, Inc.*	(63,211)	(2,451,323)

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Fiesta Restaurant Group, Inc.*	(116,622)	$(3,822,869)
Grand Canyon Education, Inc.*	(153,403)	(6,556,444)
Habit Restaurants, Inc. (The), Class A*	(16,261)	(302,942)
Houghton Mifflin Harcourt Co.*	(57,470)	(1,145,952)
Hyatt Hotels Corp., Class A*	(4,544)	(224,883)
International Speedway Corp., Class A	(63,117)	(2,329,648)
LifeLock, Inc.*	(36,007)	(434,605)
MGM Resorts International*	(30,817)	(660,716)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(180,791)	(9,995,934)
Planet Fitness, Inc., Class A*	(80)	(1,299)
Red Robin Gourmet Burgers, Inc.*	(112,063)	(7,224,702)
Texas Roadhouse, Inc.	(150,686)	(6,566,896)
Vail Resorts, Inc.	(11,735)	(1,568,970)
Wynn Resorts Ltd.	(98,366)	(9,190,335)

		(66,629,620)

Energy — (3.4)%
Bristow Group, Inc.	(98,753)	(1,868,407)
Cheniere Energy, Inc.*	(137,233)	(4,642,592)
Chevron Corp.	(118,848)	(11,338,099)
Core Laboratories NV (Netherlands)	(37,363)	(4,199,975)
Delek US Holdings, Inc.	(4,071)	(62,042)
Dorian LPG Ltd. (Marshall Islands)*	(69,279)	(651,223)
Gener8 Maritime, Inc. (Marshall Islands)*	(18,456)	(130,299)
Green Plains, Inc.	(81,145)	(1,295,074)
Helix Energy Solutions Group, Inc.*	(60,507)	(338,839)
Helmerich & Payne, Inc.	(8,535)	(501,175)
Marathon Petroleum Corp.	(336,368)	(12,506,162)
Occidental Petroleum Corp.	(2,375)	(162,521)
Oil States International, Inc.*	(101,120)	(3,187,302)
Par Pacific Holdings, Inc.*	(7,023)	(131,751)
Patterson-UTI Energy, Inc.	(513,159)	(9,041,862)
SEACOR Holdings, Inc.*	(26,269)	(1,430,347)
Teekay Tankers Ltd., Class A (Marshall Islands)	(469,932)	(1,724,650)
Unit Corp.*	(18,528)	(163,232)
US Silica Holdings, Inc.	(273,324)	(6,209,921)

		(59,585,473)

Food & Staples Retailing — (0.7)%
Casey’s General Stores, Inc.	(1,893)	(214,515)
Kroger Co. (The)	(126,296)	(4,830,822)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Performance Food Group Co.*	(47,525)	$(1,109,709)
PriceSmart, Inc.	(24,858)	(2,102,490)
Rite Aid Corp.*	(381,018)	(3,105,297)
Smart & Final Stores, Inc.*	(105,955)	(1,716,471)

		(13,079,304)

Food, Beverage & Tobacco — (2.4)%
Amplify Snack Brands, Inc.*	(16,408)	(234,963)
B&G Foods, Inc.	(115,095)	(4,006,457)
Blue Buffalo Pet Products, Inc.*	(35,654)	(914,882)
Calavo Growers, Inc.	(6,753)	(385,326)
Coca-Cola Bottling Co. Consolidated	(27,229)	(4,350,105)
Darling Ingredients, Inc.*	(88,763)	(1,169,009)
Dean Foods Co.	(10,904)	(188,857)
Flowers Foods, Inc.	(179,764)	(3,318,443)
J&J Snack Foods Corp.	(3,362)	(364,037)
Mead Johnson Nutrition Co.	(645)	(54,806)
Molson Coors Brewing Co., Class B	(47,676)	(4,585,478)
Monster Beverage Corp.*	(13,673)	(1,823,705)
National Beverage Corp.*	(4,049)	(171,354)
Reynolds American, Inc.	(209,653)	(10,547,642)
Snyders-Lance, Inc.	(38,384)	(1,208,324)
Tootsie Roll Industries, Inc.	(9,036)	(315,721)
Vector Group Ltd.	(13,622)	(311,126)
WhiteWave Foods Co. (The)*	(217,474)	(8,838,143)

		(42,788,378)

Health Care Equipment & Services — (6.2)%
Abiomed, Inc.*	(13,536)	(1,283,348)
Acadia Healthcare Co., Inc.*	(88,894)	(4,898,948)
Aceto Corp.	(11,125)	(262,105)
Air Methods Corp*	(65,994)	(2,390,303)
AMN Healthcare Services, Inc.*	(15,199)	(510,838)
athenahealth, Inc.*	(71,496)	(9,922,215)
AtriCure, Inc.*	(7,403)	(124,593)
Cantel Medical Corp.	(17,616)	(1,257,078)
Capital Senior Living Corp.*	(39,263)	(727,151)
Cerner Corp.*	(9,269)	(490,886)
Cerus Corp.*	(255,266)	(1,513,727)
Civitas Solutions, Inc.*	(2,112)	(36,812)
CONMED Corp.	(8,112)	(340,217)
DexCom, Inc.*	(62,322)	(4,232,287)
Endologix, Inc.*	(481,481)	(4,025,181)
Ensign Group, Inc. (The)	(194,066)	(4,393,654)
Envision Healthcare Holdings, Inc.*	(366,535)	(7,477,314)

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Evolent Health, Inc., Class A*	(98,218)	$(1,037,182)
ExamWorks Group, Inc.*	(58,712)	(1,735,527)
Glaukos Corp.*	(8,456)	(142,568)
Greatbatch, Inc.*	(30,631)	(1,091,689)
Haemonetics Corp.*	(2,753)	(96,300)
HealthSouth Corp.	(36,962)	(1,390,880)
Insulet Corp.*	(33,707)	(1,117,724)
K2M Group Holdings, Inc.*	(46,836)	(694,578)
LDR Holding Corp.*	(100,100)	(2,551,549)
LHC Group, Inc.*	(598)	(21,265)
Medidata Solutions, Inc.*	(115,950)	(4,488,424)
Merit Medical Systems, Inc.*	(1,483)	(27,421)
Neogen Corp.*	(424)	(21,348)
Nevro Corp.*	(112,094)	(6,306,408)
Novadaq Technologies, Inc. (Canada)*	(129,687)	(1,438,229)
Nuvectra Corp.*	—	(2)
NxStage Medical, Inc.*	(19,125)	(286,684)
Omnicell, Inc.*	(59,490)	(1,657,986)
Patterson Cos, Inc.	(230,949)	(10,746,057)
Penumbra, Inc.*	(8,368)	(384,928)
PharMerica Corp.*	(14,862)	(328,599)
Press Ganey Holdings, Inc.*	(25,551)	(768,574)
Providence Service Corp. (The)*	(21,875)	(1,117,156)
Quidel Corp.*	(9,165)	(158,188)
Select Medical Holdings Corp.	(394,947)	(4,664,324)
Spectranetics Corp. (The)*	(133,958)	(1,945,070)
Steris PLC (United Kingdom)	(111,513)	(7,922,999)
Surgical Care Affiliates, Inc.*	(54,814)	(2,536,792)
Veeva Systems, Inc., Class A*	(22,636)	(566,805)
Wright Medical Group NV
(Netherlands)*	(277,626)	(4,608,592)
Zeltiq Aesthetics, Inc.*	(175,737)	(4,773,017)

		(108,513,522)

Household & Personal Products — (0.4)%
Central Garden & Pet Co., Class A*	(25,036)	(407,836)
Clorox Co. (The)	(39,171)	(4,937,896)
Coty, Inc., Class A	(1,020)	(28,387)
Estee Lauder Cos, Inc., Class A (The)	(2,026)	(191,072)
Inter Parfums, Inc.	(21,554)	(666,019)
Revlon, Inc., Class A*	(7,664)	(279,046)

		(6,510,256)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (3.9)%
A Schulman, Inc.	(3,768)	$(102,565)
Airgas, Inc.	(65,505)	(9,278,128)
Albemarle Corp.	(33,328)	(2,130,659)
Ashland, Inc.	(34,032)	(3,742,159)
Balchem Corp.	(23,008)	(1,426,956)
Berry Plastics Group, Inc.*	(187,805)	(6,789,151)
Calgon Carbon Corp.	(24,115)	(338,092)
CF Industries Holdings, Inc.	(312,764)	(9,802,024)
Clearwater Paper Corp.*	(5,247)	(254,532)
Ferro Corp.*	(107,848)	(1,280,156)
FutureFuel Corp.	(659)	(7,770)
Huntsman Corp.	(10,974)	(145,954)
Louisiana-Pacific Corp.*	(2,311)	(39,564)
Methanex Corp. (Canada)	(226,435)	(7,273,092)
Multi Packaging Solutions International Ltd. (Bermuda)*	(5,170)	(83,909)
Neenah Paper, Inc.	(15,827)	(1,007,547)
NewMarket Corp.	(4,538)	(1,798,228)
Olin Corp.	(373,888)	(6,494,435)
Platform Specialty Products Corp.*	(282,480)	(2,429,328)
Scotts Miracle-Gro Co. (The), Class A	(26,834)	(1,952,710)
Sealed Air Corp.	(184,934)	(8,878,681)
Sensient Technologies Corp.	(16,398)	(1,040,617)
Summit Materials, Inc., Class A*	(14,008)	(272,456)
Vulcan Materials Co.	(9,724)	(1,026,563)

		(67,595,276)

Media — (1.5)%
AMC Entertainment Holdings, Inc., Class A	(2,868)	(80,275)
Cable One, Inc.	(1,771)	(774,157)
Cablevision Systems Corp., Class A	(61,842)	(2,040,786)
Charter Communications, Inc., Class A*	(37,579)	(7,607,117)
Entravision Communications Corp., Class A	(8,326)	(61,945)
EW Scripps Co. (The), Class A*	(92,051)	(1,435,075)
Global Eagle Entertainment, Inc.*	(197,863)	(1,685,793)
Live Nation Entertainment, Inc.*	(100,656)	(2,245,635)
Meredith Corp.	(13,856)	(658,160)
National CineMedia, Inc.	(78,840)	(1,199,156)
Scholastic Corp.	(61,735)	(2,307,037)
Scripps Networks Interactive, Inc., Class A	(60,645)	(3,972,248)

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Thomson Reuters Corp. (Canada)	(34,533)	$(1,397,896)

		(25,465,280)

Pharmaceuticals, Biotechnology & Life Sciences — (4.2)%
Aerie Pharmaceuticals, Inc.*	(16,292)	(198,111)
Affymetrix, Inc.*	(128,920)	(1,806,169)
Albany Molecular Research, Inc.*	(192,226)	(2,939,136)
Alder Biopharmaceuticals, Inc.*	(1,987)	(48,662)
Amphastar Pharmaceuticals, Inc.*	(3,136)	(37,632)
ARIAD Pharmaceuticals, Inc.*	(442,745)	(2,829,141)
Atara Biotherapeutics, Inc.*	(10,208)	(194,258)
Axovant Sciences Ltd. (Bermuda)*	(667)	(7,657)
Bio-Techne Corp.	(67,699)	(6,398,909)
Cambrex Corp.*	(57,531)	(2,531,364)
Celldex Therapeutics, Inc.*	(12,066)	(45,609)
Cempra, Inc.*	(219,273)	(3,841,663)
Clovis Oncology, Inc.*	(97,641)	(1,874,707)
Coherus Biosciences, Inc.*	(47,472)	(1,007,831)
Dermira, Inc.*	(66,532)	(1,375,882)
Dynavax Technologies Corp.*	(138,197)	(2,658,910)
Exact Sciences Corp.*	(175,703)	(1,184,238)
Fibrogen, Inc.*	(4,165)	(88,673)
Foundation Medicine, Inc.*	(20,055)	(364,600)
Illumina, Inc.*	(17,770)	(2,880,695)
ImmunoGen, Inc.*	(221,900)	(1,890,588)
Insmed, Inc.*	(127,503)	(1,615,463)
Intersect ENT, Inc.*	(8,060)	(153,140)
Intra-Cellular Therapies, Inc.*	(113,559)	(3,156,940)
Lannett Co., Inc.*	(65,428)	(1,173,124)
MacroGenics, Inc.*	(79,876)	(1,497,675)
Medicines Co. (The)*	(148,939)	(4,731,792)
Momenta Pharmaceuticals, Inc.*	(81,992)	(757,606)
Nektar Therapeutics*	(173,059)	(2,379,561)
Novavax, Inc.*	(84,952)	(438,352)
OPKO Health, Inc.*	(1)	(10)
Pacific Biosciences of California, Inc.*	(561,618)	(4,773,753)
Pacira Pharmaceuticals, Inc.*	(16,776)	(888,792)
PAREXEL International Corp.*	(99,676)	(6,252,675)
Portola Pharmaceuticals, Inc.*	(55,001)	(1,122,020)
Qiagen NV (Netherlands)*	(80,256)	(1,792,919)
Relypsa, Inc.*	(106,033)	(1,436,747)
Revance Therapeutics, Inc.*	(28,893)	(504,472)
Sarepta Therapeutics, Inc.*	(90,138)	(1,759,494)
TESARO, Inc.*	(28,563)	(1,257,629)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
TG Therapeutics, Inc.*	(12,175)	$(103,731)
TherapeuticsMD, Inc.*	(437,186)	(2,797,990)
Theravance Biopharma, Inc. (Cayman Islands)*	(73,550)	(1,382,740)

		(74,181,060)

Retailing — (3.2)%
Asbury Automotive Group, Inc.*	(11,486)	(687,322)
Ascena Retail Group, Inc.*	(657,154)	(7,268,123)
CarMax, Inc.*	(211,437)	(10,804,431)
Core-Mark Holding Co., Inc.	(8,317)	(678,335)
Duluth Holdings, Inc.*	(1,683)	(32,802)
Finish Line, Inc. (The), Class A	(83,385)	(1,759,424)
Five Below, Inc.*	(188,819)	(7,805,777)
Genesco, Inc.*	(46,260)	(3,342,285)
Groupon, Inc.*	(671,866)	(2,680,745)
Liberty Interactive Corp., Class A*	(12,601)	(318,175)
LKQ Corp.*	(35,404)	(1,130,450)
Netflix, Inc.*	(15,338)	(1,568,004)
Ollie’s Bargain Outlet Holdings, Inc.*	(127,801)	(2,994,377)
Party City Holdco, Inc.*	(154,321)	(2,320,988)
Restoration Hardware Holdings, Inc.*	(41,258)	(1,728,710)
Sally Beauty Holdings, Inc.*	(484)	(15,672)
Signet Jewelers Ltd. (Bermuda)	(33,969)	(4,213,175)
Sportsman’s Warehouse Holdings, Inc.*	(15,211)	(191,659)
Tailored Brands, Inc.	(4,401)	(78,778)
Tile Shop Holdings, Inc.*	(31,223)	(465,535)
Tractor Supply Co.	(16,317)	(1,476,036)
Ulta Salon Cosmetics & Fragrance, Inc.*	(18,556)	(3,595,039)

		(55,155,842)

Semiconductors & Semiconductor Equipment — (1.8)%
Atmel Corp.	(407,849)	(3,311,734)
Brooks Automation, Inc.	(40,145)	(417,508)
Cavium, Inc.*	(89,185)	(5,454,555)
Cypress Semiconductor Corp.	(576,160)	(4,989,546)
Diodes, Inc.*	(116,716)	(2,345,992)
Fairchild Semiconductor International, Inc.*	(50,943)	(1,018,860)
Lattice Semiconductor Corp.*	(519,668)	(2,951,714)
M/A-COM Technology Solutions Holdings, Inc.*	(147,952)	(6,478,818)

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Marvell Technology Group Ltd. (Bermuda)	(9,579)	$(98,760)
MaxLinear, Inc., Class A*	(5,427)	(100,400)
Micron Technology, Inc.*	(277,105)	(2,901,289)
Monolithic Power Systems, Inc.	(21,091)	(1,342,231)
Ultratech, Inc.*	(31,449)	(686,846)
Veeco Instruments, Inc.*	(63)	(1,227)

		(32,099,480)

Software & Services — (5.3)%
Acxiom Corp.*	(202,084)	(4,332,681)
Alliance Data Systems Corp.*	(51,674)	(11,368,280)
Automatic Data Processing, Inc.	(45,816)	(4,110,153)
Barracuda Networks, Inc.*	(4,449)	(68,515)
Benefitfocus, Inc.*	(9,357)	(312,056)
Black Knight Financial Services, Inc., Class A*	(46,582)	(1,445,439)
Bottomline Technologies de, Inc.*	(109,468)	(3,337,679)
Broadridge Financial Solutions, Inc.	(1,791)	(106,224)
BroadSoft, Inc.*	(42,463)	(1,713,382)
Callidus Software, Inc.*	(19,971)	(333,116)
CommVault Systems, Inc.*	(4,476)	(193,229)
CoreLogic, Inc.*	(15,136)	(525,219)
Fidelity National Information Services, Inc.	(21,799)	(1,380,095)
FireEye, Inc.*	(7,171)	(129,006)
Forrester Research, Inc.	(3,354)	(112,728)
Gartner, Inc.*	(54,739)	(4,890,930)
Gogo, Inc.*	(55,785)	(614,193)
Hortonworks, Inc.*	(955)	(10,792)
HubSpot, Inc.*	(49,769)	(2,170,924)
Interactive Intelligence Group, Inc.*	(11,679)	(425,349)
Intuit, Inc.	(60,754)	(6,319,024)
Marketo, Inc.*	(92,527)	(1,810,753)
MAXIMUS, Inc.	(67,434)	(3,549,726)
NetSuite, Inc.*	(30,800)	(2,109,492)
New Relic, Inc.*	(68,671)	(1,790,940)
Pandora Media, Inc.*	(52,253)	(467,664)
Paylocity Holding Corp.*	(4,150)	(135,871)
PayPal Holdings, Inc.*	(101,206)	(3,906,552)
Perficient, Inc.*	(11,133)	(241,809)
Proofpoint, Inc.*	(62,032)	(3,336,081)
PROS Holdings, Inc.*	(108,057)	(1,273,992)
Q2 Holdings, Inc.*	(4,620)	(111,065)
Rapid7, Inc.*	(8,251)	(107,841)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
RingCentral, Inc., Class A*	(27,283)	$(429,707)
Sabre Corp.	(196,247)	(5,675,463)
Splunk, Inc.*	(141,436)	(6,920,463)
Vantiv, Inc., Class A*	(85,841)	(4,625,113)
Workday, Inc., Class A*	(77,690)	(5,969,700)
Workiva, Inc.*	(4,120)	(47,998)
Zendesk, Inc.*	(154,772)	(3,239,378)
Zynga, Inc. Class A*	(1,072,505)	(2,445,311)

		(92,093,933)

Technology Hardware & Equipment — (5.3)%
ADTRAN, Inc.	(133,037)	(2,690,008)
Anixter International, Inc.*	(3,368)	(175,506)
Badger Meter, Inc.	(39,758)	(2,644,305)
BlackBerry Ltd. (Canada)*	(127,442)	(1,031,006)
Ciena Corp.*	(92,086)	(1,751,476)
Diebold, Inc.	(118,018)	(3,411,900)
Dolby Laboratories, Inc., Class A	(188,369)	(8,186,517)
Electronics For Imaging, Inc.*	(87,221)	(3,697,298)
Finisar Corp.*	(214,533)	(3,913,082)
Itron, Inc.*	(57,817)	(2,412,125)
Jabil Circuit, Inc.	(279,073)	(5,377,737)
Knowles Corp.*	(393,151)	(5,181,730)
Mitel Networks Corp. (Canada)*	(144,729)	(1,183,883)
Nimble Storage, Inc.*	(134,124)	(1,051,532)
OSI Systems, Inc.*	(9,987)	(654,049)
Palo Alto Networks, Inc.*	(50,005)	(8,157,816)
Plexus Corp.*	(7,382)	(291,737)
Rogers Corp.*	(13,959)	(835,725)
Ruckus Wireless, Inc.*	(549,060)	(5,386,279)
Sanmina Corp.*	(154,083)	(3,602,461)
ScanSource, Inc.*	(86,051)	(3,474,739)
Sierra Wireless, Inc. (Canada)*	(106,906)	(1,554,414)
Stratasys Ltd. (Israel)*	(121,734)	(3,155,345)
Trimble Navigation Ltd.*	(168,501)	(4,178,825)
Universal Display Corp.*	(59,140)	(3,199,474)
VeriFone Systems, Inc.*	(67,947)	(1,918,823)
ViaSat, Inc.*	(122,139)	(8,974,775)
Zebra Technologies Corp., Class A*	(70,477)	(4,862,913)

		(92,955,480)

Telecommunication Services — (1.4)%
8x8, Inc.*	(163,110)	(1,640,887)
AT&T, Inc.	(265,027)	(10,381,108)
Atlantic Tele-Network, Inc.	(391)	(29,650)

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Cincinnati Bell, Inc.*	(245,254)	$(949,133)
Globalstar, Inc.*	(288,644)	(424,307)
inContact, Inc.*	(16,230)	(144,285)
Iridium Communications, Inc.*	(419,052)	(3,297,939)
ORBCOMM, Inc.*	(56,255)	(569,863)
SBA Communications Corp., Class A*	(65,740)	(6,585,176)
United States Cellular Corp.*	(11,874)	(542,523)
Zayo Group Holdings, Inc.*	(12,275)	(297,546)

		(24,862,417)

Transportation — (2.5)%
ArcBest Corp.	(12,124)	(261,757)
Atlas Air Worldwide Holdings, Inc.*	(26,398)	(1,115,843)
Genesee & Wyoming, Inc., Class A*	(34,091)	(2,137,506)
Kansas City Southern	(107,947)	(9,224,071)
Marten Transport Ltd.	(30,481)	(570,604)
Ryder System, Inc.	(93,053)	(6,027,973)
SkyWest, Inc.	(83,275)	(1,664,667)
Spirit Airlines, Inc.*	(222,493)	(10,675,214)
Virgin America, Inc.*	(233,086)	(8,987,796)
Werner Enterprises, Inc.	(9,476)	(257,370)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
XPO Logistics, Inc.*	(68,363)	$(2,098,744)

		(43,021,545)

TOTAL COMMON STOCK (Proceeds $1,057,361,858)		(1,047,807,095)

TOTAL SECURITES SOLD SHORT - (59.9)%		(1,047,807,095)

(Proceeds $1,057,361,858)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.8%		697,136,702

NET ASSETS - 100.0%		$1,749,787,775

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

LONG POSITIONS — 141.2%	Number
COMMON STOCKS — 137.9%	of Shares	Value
Automobiles & Components — 1.6%
General Motors Co.†	3,879	$121,917
Goodyear Tire & Rubber Co. (The)†	2,161	71,270
Johnson Controls, Inc.†	1,469	57,247

		250,434

Capital Goods — 21.1%
Allegion PLC (Ireland)	567	36,124
Boeing Co. (The)†(a)	3,764	477,802
Caterpillar, Inc.(a)	2,374	181,706
Cummins, Inc.†(a)	1,418	155,895
Dover Corp.	1,254	80,670
Eaton Corp. PLC (Ireland)†	1,998	124,995
Emerson Electric Co.†(b)	5,206	283,102
Flowserve Corp.(a)	812	36,061
Fluor Corp.	1,125	60,412
Honeywell International, Inc.†(b)	1,931	216,369
Illinois Tool Works, Inc.†(b)	1,879	192,485
Ingersoll-Rand PLC (Ireland)†	1,723	106,843
Jacobs Engineering Group, Inc.†*(a)	993	43,245
L-3 Communications Holdings, Inc.†(b)	601	71,218
Masco Corp.†(a)	2,672	84,034
PACCAR, Inc.†	2,844	155,538
Parker-Hannifin Corp.†	670	74,424
Pentair PLC (Ireland)(a)	95	5,155
Quanta Services, Inc.†*(b)	982	22,154
Raytheon Co.†	441	54,080
Rockwell Automation, Inc.†	13	1,479
Snap-on, Inc.	312	48,981
Stanley Black & Decker, Inc.(b)	955	100,476
Textron, Inc.†(b)	1,745	63,623
United Rentals, Inc.*(b)	608	37,812
United Technologies Corp.(b)	5,186	519,119
WW Grainger, Inc.(a)	502	117,182
Xylem, Inc.†(b)	1,043	42,659

		3,393,643

Commercial & Professional Services — 0.9%
Cintas Corp.	3	269
Dun & Bradstreet Corp. (The)†(b)	213	21,956
Pitney Bowes, Inc.†	1,594	34,335
Robert Half International, Inc.†	1,059	49,328
Tyco International PLC (Ireland)	121	4,442
Waste Management, Inc.†	568	33,512

		143,842

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 4.9%
DR Horton, Inc.†	2,993	$90,478
Garmin Ltd. (Switzerland)(a)	1,535	61,339
Hanesbrands, Inc.(a)	2,459	69,688
Hasbro, Inc.	373	29,877
Leggett & Platt, Inc.(a)(b)	722	34,945
Mattel, Inc.(a)	2,170	72,955
Michael Kors Holdings Ltd. (British Virgin Islands)†*(a)	1,216	69,263
PVH Corp.	478	47,351
Ralph Lauren Corp.†(b)	529	50,922
VF Corp.(a)(b)	2,517	163,001
Whirlpool Corp.†	500	90,170

		779,989

Consumer Services — 1.4%
Carnival Corp. (Panama)(b)	134	7,071
Darden Restaurants, Inc.(b)	817	54,167
McDonald’s Corp.†	114	14,328
Starwood Hotels & Resorts Worldwide, Inc.	986	82,262
Wyndham Worldwide Corp.(a)	921	70,392

		228,220

Diversified Financials — 4.7%
Affiliated Managers Group, Inc.†*	316	51,318
BlackRock, Inc.†	723	246,232
Franklin Resources, Inc.†(b)	4,818	188,143
Invesco, Ltd. (Bermuda)†(b)	1,419	43,663
Legg Mason, Inc.†(b)	874	30,310
Moody’s Corp.†	7	676
NASDAQ, Inc.†	627	41,620
T Rowe Price Group, Inc.†	2,027	148,903

		750,865

Energy — 6.7%
Baker Hughes, Inc.†	3,132	137,276
Cameron International Corp.†*	1,219	81,734
Diamond Offshore Drilling, Inc.	810	17,601
FMC Technologies, Inc.†*	1,836	50,233
Helmerich & Payne, Inc.(a)	874	51,321
National Oilwell Varco, Inc.(a)	3,042	94,606
Phillips 66†	546	47,278
Range Resources Corp.(a)	1,000	32,380
Schlumberger Ltd. (Curacao)(a)	2,971	219,111
Tesoro Corp.†	965	83,000
Transocean Ltd. (Switzerland)(a)	2,361	21,580

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.†	3,823	$245,207

		1,081,327

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.†	3,014	206,429

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.†	508	31,831
Archer-Daniels-Midland Co.†	2,257	81,952
Campbell Soup Co.	840	53,584
Coca-Cola Enterprises, Inc.(b)	1,840	93,362
Dr Pepper Snapple Group, Inc.†	1,353	120,985
General Mills, Inc.	837	53,024
Hershey Co. (The)(a)(b)	1,361	125,334
Hormel Foods Corp.(a)	4	173
JM Smucker Co. (The)†(a)	700	90,888
McCormick & Co., Inc., non-voting shares†	78	7,759
Philip Morris International, Inc.†	192	18,837
Tyson Foods, Inc., Class A	2,938	195,847

		873,576

Health Care Equipment & Services — 9.1%
Aetna, Inc.†	1,812	203,578
Baxter International, Inc.†	3,485	143,164
Cardinal Health, Inc.†(a)	148	12,129
Centene Corp.*	699	43,037
Cigna Corp.†(b)	1,496	205,311
DaVita HealthCare Partners, Inc.†*(b)	1,365	100,164
DENTSPLY SIRONA, Inc.†	361	22,248
Express Scripts Holding Co.†*(a)(b)	4,348	298,664
HCA Holdings, Inc.†*	269	20,995
Humana, Inc.†	384	70,253
Laboratory Corp. of America Holdings†*	613	71,801
McKesson Corp.†(a)(b)	1,337	210,243
Quest Diagnostics, Inc.†(a)	836	59,732

		1,461,319

Insurance — 2.3%
Aon PLC (United Kingdom)	1,606	167,747
Assurant, Inc.†	51	3,935
Marsh & McLennan Cos., Inc.(b)	3,235	196,656
Progressive Corp. (The)†	1	35

		368,373

Materials — 14.7%
Alcoa, Inc.(a)	8,458	81,028

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.†	727	$52,424
Ball Corp.†(b)	881	62,807
Dow Chemical Co. (The)†	7,515	382,213
Eastman Chemical Co.†	1,191	86,026
El du Pont de Nemours & Co.†	5,553	351,616
FMC Corp.(a)	789	31,852
International Flavors & Fragrances, Inc.(a)	318	36,179
International Paper Co.†	2,662	109,248
LyondellBasell Industries NV, Class A (Netherlands)†	3,563	304,922
Martin Marietta Materials, Inc.(a)(b)	430	68,589
Monsanto Co.†	2,857	250,673
Nucor Corp.†	2,574	121,750
PPG Industries, Inc.†(b)	1,680	187,303
Sealed Air Corp.(a)	168	8,066
Sherwin-Williams Co. (The)†	541	154,006
Westrock Co.†	2,064	80,558

		2,369,260

Media — 3.6%
CBS Corp., Class B	879	48,424
Discovery Communications, Inc., Class A†*(a)	5,082	145,498
Interpublic Group of Cos., Inc. (The)†(b)	2,509	57,582
News Corp., Class A(b)	3,659	46,725
Omnicom Group, Inc.†	1,324	110,196
TEGNA, Inc.†(a)	1,797	42,158
Viacom, Inc., Class B†(a)(b)	3,206	132,344

		582,927

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
AbbVie, Inc.†(b)	1,728	98,703
Amgen, Inc.†	673	100,903
Biogen, Inc.†*(a)(b)	1,269	330,346
Gilead Sciences, Inc.†(b)	5,222	479,693
Johnson & Johnson†	1,145	123,889
Mallinckrodt PLC (Ireland)*	658	40,322
Merck & Co, Inc.†(b)	6,891	364,603
Mylan NV*(a)	2,898	134,322
Pfizer, Inc.†(a)	6,552	194,201

		1,866,982

Real Estate — 0.0%
Weyerhaeuser Co., REIT†	2	62

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 10.0%
AutoZone, Inc.*	2	$1,593
Bed Bath & Beyond, Inc.*(a)(b)	1,077	53,462
Best Buy Co., Inc.(a)	2,238	72,601
GameStop Corp., Class A(a)	839	26,621
Gap, Inc. (The)(a)	2,622	77,087
Genuine Parts Co.†(b)	1,218	121,020
Kohl’s Corp.(a)	1,104	51,457
L Brands, Inc.(b)	1,702	149,453
Macy’s, Inc.	1,832	80,773
Nordstrom, Inc.(a)	1,025	58,640
Priceline Group, Inc. (The)†*(b)	179	230,724
Staples, Inc.(b)	5,214	57,510
Target Corp.†	3,844	316,284
Tiffany & Co.(a)	746	54,741
TJX Cos, Inc. (The)†	2,828	221,574
Urban Outfitters, Inc.†*	949	31,402

		1,604,942

Semiconductors & Semiconductor Equipment — 10.1%
Analog Devices, Inc.†	1,315	77,835
Applied Materials, Inc.†(b)	3,258	69,004
First Solar, Inc.†*	601	41,150
Intel Corp.†	14,101	456,167
KLA-Tencor Corp.†(b)	361	26,284
Lam Research Corp.(a)	1,447	119,522
Linear Technology Corp.†	490	21,834
NVIDIA Corp.(a)	3,160	112,591
Qorvo, Inc.*(a)	461	23,239
QUALCOMM, Inc.†	6,379	326,222
Texas Instruments, Inc.†(b)	5,697	327,122
Xilinx, Inc.†	411	19,494

		1,620,464

Software & Services — 6.5%
CA, Inc.†	3,339	102,808
eBay, Inc.†*	7,724	184,295
International Business Machines Corp.†	2,929	443,597
Microsoft Corp.†	1,425	78,703
Symantec Corp.†	3,252	59,772
Teradata Corp.*(a)	1,058	27,762
VeriSign, Inc.*(a)	2	177
Western Union Co. (The)(a)	4,067	78,452
Xerox Corp.†	6,454	72,027

		1,047,593

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 14.1%
Amphenol Corp., Class A†	1,914	$110,668
Apple, Inc.†(b)	4,588	500,046
Cisco Systems, Inc.†(a)(b)	15,842	451,022
Corning, Inc.†(a)	7,256	151,578
EMC Corp.†	1,055	28,116
F5 Networks, Inc.†*(a)	556	58,853
Harris Corp.†	727	56,604
Hewlett Packard Enterprise Co.†	11,687	207,210
HP, Inc.†(b)	14,062	173,244
Juniper Networks, Inc.†	3,103	79,158
Motorola Solutions, Inc.†	1,411	106,813
NetApp, Inc.†	2,350	64,132
Seagate Technology PLC (Ireland)(a)	2,399	82,646
TE Connectivity Ltd. (Switzerland)†	1,756	108,731
Western Digital Corp.†	1,878	88,717

		2,267,538

Telecommunication Services — 2.2%
CenturyLink, Inc.(a)(b)	603	19,272
Verizon Communications, Inc.†	6,204	335,512

		354,784

Transportation — 5.5%
CH Robinson Worldwide, Inc.†	1,161	86,181
Delta Air Lines, Inc.†(b)	6,304	306,879
Expeditors International of Washington, Inc.†	1,473	71,897
Southwest Airlines Co.†(b)	5,246	235,021
United Continental Holdings, Inc.†*	2,934	175,629

		875,607

Utilities — 0.2%
NRG Energy, Inc.(b)	2,543	33,084

TOTAL COMMON STOCKS (Cost $20,796,268)		22,161,260

EXCHANGE TRADED FUNDS — 3.3%
SPDR S&P 500 ETF Trust	2,580	530,345

TOTAL EXCHANGE TRADED FUNDS (Cost $530,451)		530,345

TOTAL LONG POSITIONS - 141.2%		22,691,605

(Cost $21,326,719)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
SHORT POSITIONS — (80.1)%
COMMON STOCKS — (80.1)%

Automobiles & Components — (0.4)%
BorgWarner, Inc.	(750)	$(28,800)
Harley-Davidson, Inc.	(678)	(34,802)

		(63,602)

Capital Goods — (3.3)%
Danaher Corp.	(2,154)	(204,328)
Deere & Co.	(859)	(66,134)
General Dynamics Corp.	(476)	(62,532)
Lockheed Martin Corp.	(695)	(153,942)
Rockwell Collins, Inc.	(464)	(42,785)

		(529,721)

Commercial & Professional Services — (0.9)%
ADT Corp. (The)	(772)	(31,853)
Equifax, Inc.	(267)	(30,515)
Stericycle, Inc.*	(315)	(39,750)
Verisk Analytics, Inc.*	(569)	(45,475)

		(147,593)

Consumer Durables & Apparel — (2.4)%
Coach, Inc.	(1,021)	(40,932)
Harman International Industries, Inc.	(334)	(29,739)
NIKE, Inc., Class B	(3,136)	(192,770)
PulteGroup, Inc.	(1,637)	(30,628)
Under Armour, Inc., Class A*	(1,013)	(85,933)

		(380,002)

Consumer Services — (1.2)%
Chipotle Mexican Grill, Inc.*	(100)	(47,097)
Starbucks Corp.	(1,826)	(109,012)
Wynn Resorts Ltd.	(475)	(44,379)

		(200,488)

Diversified Financials — (0.3)%
Intercontinental Exchange, Inc.	(186)	(43,736)

Energy — (14.8)%
Anadarko Petroleum Corp.	(1,874)	(87,272)
Apache Corp.	(1,394)	(68,041)
Cabot Oil & Gas Corp.	(1,940)	(44,057)
Chesapeake Energy Corp.	(2,228)	(9,179)
Chevron Corp.	(3,263)	(311,290)
Cimarex Energy Co.	(445)	(43,285)
Concho Resources, Inc.*	(441)	(44,559)
ConocoPhillips	(5,794)	(233,324)
Devon Energy Corp.	(1,960)	(53,782)
EOG Resources, Inc.	(2,578)	(187,111)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EQT Corp.	(713)	$(47,956)
Exxon Mobil Corp.	(2,817)	(235,473)
Halliburton Co.	(1,394)	(49,794)
Hess Corp.	(1,341)	(70,604)
Kinder Morgan, Inc.	(7,623)	(136,147)
Marathon Oil Corp.	(3,174)	(35,358)
Marathon Petroleum Corp.	(1,942)	(72,204)
Murphy Oil Corp.	(807)	(20,328)
Newfield Exploration Co.*	(766)	(25,470)
Noble Energy, Inc.	(2,022)	(63,511)
Occidental Petroleum Corp.	(3,580)	(244,979)
ONEOK, Inc.	(982)	(29,323)
Pioneer Natural Resources Co.	(701)	(98,659)
Southwestern Energy Co.*	(1,804)	(14,558)
Spectra Energy Corp.	(3,147)	(96,298)
Williams Cos., Inc. (The)	(3,510)	(56,406)

		(2,378,968)

Food & Staples Retailing — (2.1)%
Costco Wholesale Corp.	(1,165)	(183,581)
Kroger Co. (The)	(3,303)	(126,340)
Sysco Corp.	(476)	(22,244)

		(332,165)

Food, Beverage & Tobacco — (2.5)%
Brown-Forman Corp., Class B	(932)	(91,774)
Coca-Cola Co. (The)	(470)	(21,803)
ConAgra Foods, Inc.	(1,290)	(57,560)
Constellation Brands, Inc., Class A	(691)	(104,403)
Kraft Heinz Co. (The)	(214)	(16,812)
Mead Johnson Nutrition Co.	(149)	(12,661)
Molson Coors Brewing Co., Class B	(627)	(60,305)
Monster Beverage Corp.*	(326)	(43,482)

		(408,800)

Health Care Equipment & Services — (2.5)%
Boston Scientific Corp.*	(6,312)	(118,729)
Cerner Corp.*	(1,658)	(87,808)
Edwards Lifesciences Corp.*	(736)	(64,923)
Hologic, Inc.*	(313)	(10,798)
Intuitive Surgical, Inc.*	(110)	(66,116)
Medtronic PLC (Ireland)	(138)	(10,350)
Patterson Cos, Inc.	(464)	(21,590)
St Jude Medical, Inc.	(57)	(3,135)
Tenet Healthcare Corp.*	(460)	(13,308)

		(396,757)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.7)%
Clorox Co. (The)	(438)	$(55,214)
Colgate-Palmolive Co.	(256)	(18,086)
Estee Lauder Cos, Inc., Class A (The)	(405)	(38,196)

		(111,496)

Insurance — (0.2)%
Willis Towers Watson PLC	(255)	(30,258)

Materials — (1.8)%
Air Products & Chemicals, Inc.	(514)	(74,042)
Airgas, Inc.	(339)	(48,016)
CF Industries Holdings, Inc.	(1,093)	(34,255)
Freeport-McMoRan, Inc.	(5,859)	(60,582)
Newmont Mining Corp.	(2,483)	(65,998)
Owens-Illinois, Inc.*	(755)	(12,050)

		(294,943)

Media — (1.5)%
Cablevision Systems Corp., Class A	(961)	(31,713)
Time Warner Cable, Inc.	(116)	(23,736)
Twenty-First Century Fox, Inc., Class A	(6,607)	(184,203)
Walt Disney Co. (The)	(7)	(695)

		(240,347)

Pharmaceuticals, Biotechnology & Life Sciences — (6.9)%
Agilent Technologies, Inc.	(1,114)	(44,393)
Alexion Pharmaceuticals, Inc.*	(848)	(118,059)
Allergan PLC (Ireland)*	(422)	(113,109)
Bristol-Myers Squibb Co.	(3,083)	(196,942)
Celgene Corp.*	(1,361)	(136,223)
Endo International PLC (Ireland)*	(1,037)	(29,192)
Illumina, Inc.*	(685)	(111,045)
PerkinElmer, Inc.	(462)	(22,851)
Perrigo Co. PLC (Ireland)	(671)	(85,841)
Regeneron Pharmaceuticals, Inc.*	(403)	(145,257)
Thermo Fisher Scientific, Inc.	(115)	(16,283)
Vertex Pharmaceuticals, Inc.*	(1,177)	(93,560)

		(1,112,755)

Real Estate — (3.2)%
American Tower Corp., REIT	(1,590)	(162,768)
Crown Castle International Corp., REIT	(1,353)	(117,034)
Equinix, Inc., REIT	(215)	(71,103)
Public Storage, REIT	(604)	(166,601)

		(517,506)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (5.2)%
Amazon.com, Inc.*	(471)	$(279,604)
CarMax, Inc.*	(926)	(47,319)
Expedia, Inc.	(656)	(70,730)
Home Depot, Inc. (The)	(347)	(46,300)
Lowe’s Cos, Inc.	(85)	(6,439)
Netflix, Inc.*	(2,005)	(204,971)
O’Reilly Automotive, Inc.*	(125)	(34,208)
Signet Jewelers Ltd. (Bermuda)	(373)	(46,263)
Tractor Supply Co.	(629)	(56,899)
TripAdvisor, Inc.*	(676)	(44,954)

		(837,687)

Semiconductors & Semiconductor Equipment — (1.4)%
Broadcom Ltd.	(805)	(124,372)
Microchip Technology, Inc.	(954)	(45,983)
Micron Technology, Inc.*	(4,852)	(50,800)

		(221,155)

Software & Services — (11.0)%
Activision Blizzard, Inc.	(2,572)	(87,036)
Adobe Systems, Inc.*	(2,079)	(195,010)
Akamai Technologies, Inc.*	(639)	(35,509)
Alliance Data Systems Corp.*	(286)	(62,920)
Alphabet, Inc., Class A*	(210)	(160,209)
Autodesk, Inc.*	(1,054)	(61,459)
Automatic Data Processing, Inc.	(1,553)	(139,320)
Electronic Arts, Inc.*	(1,453)	(96,058)
Facebook, Inc., Class A*	(2,032)	(231,851)
Fidelity National Information Services, Inc.	(1,107)	(70,084)
Fiserv, Inc.*	(225)	(23,080)
Intuit, Inc.	(1,204)	(125,228)
MasterCard, Inc., Class A	(305)	(28,822)
PayPal Holdings, Inc.*	(4,011)	(154,825)
Red Hat, Inc.*	(852)	(63,483)
salesforce.com inc*	(3,115)	(229,980)
Total System Services, Inc.	(11)	(523)

		(1,765,397)

Technology Hardware & Equipment — (0.4)%
SanDisk Corp.	(781)	(59,418)

Telecommunication Services — (1.9)%
AT&T, Inc.	(5,669)	(222,055)
Level 3 Communications, Inc.*	(1,670)	(88,260)

		(310,315)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.0)%
CSX Corp.	(1,633)	$(42,050)
FedEx Corp.	(611)	(99,422)
JB Hunt Transport Services, Inc.	(352)	(29,652)
Kansas City Southern	(508)	(43,409)
Norfolk Southern Corp.	(1,017)	(84,665)
Ryder System, Inc.	(251)	(16,260)

		(315,458)

Utilities — (13.5)%
AGL Resources, Inc.	(565)	(36,804)
Ameren Corp.	(513)	(25,701)
American Electric Power Co., Inc.	(1,679)	(111,486)
American Water Works Co., Inc.	(613)	(42,254)
CenterPoint Energy, Inc.	(2,016)	(42,175)
CMS Energy Corp.	(1,295)	(54,960)
Consolidated Edison, Inc.	(1,097)	(84,052)
Dominion Resources, Inc.	(2,236)	(167,968)
DTE Energy Co.	(842)	(76,336)
Duke Energy Corp.	(2,415)	(194,842)
Edison International	(1,114)	(80,085)
Entergy Corp.	(668)	(52,959)
Eversource Energy	(1,084)	(63,241)
Exelon Corp.	(3,455)	(123,896)
NextEra Energy, Inc.	(1,690)	(199,995)
NiSource, Inc.	(1,496)	(35,246)
PG&E Corp.	(1,842)	(110,004)
PPL Corp.	(2,437)	(92,777)
Public Service Enterprise Group, Inc.	(1,899)	(89,519)
SCANA Corp.	(599)	(42,020)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(930)	$(96,766)
Southern Co. (The)	(3,118)	(161,294)
TECO Energy, Inc.	(881)	(24,254)
WEC Energy Group, Inc.	(1,480)	(88,904)
Xcel Energy, Inc.	(1,900)	(79,458)

		(2,176,996)

TOTAL COMMON STOCK (Proceeds $13,431,231)		(12,875,563)

TOTAL SECURITES SOLD SHORT - (80.1)%		(12,875,563)

(Proceeds $13,431,231)
OTHER ASSETS IN EXCESS OF LIABILITIES - 38.9%		6,261,050

NET ASSETS - 100.0%		$16,077,092

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
LONG POSITIONS — 170.0%
COMMON STOCKS — 170.0%
Automobiles & Components — 3.7%
American Axle & Manufacturing Holdings, Inc.†*	240,305	$3,698,294
Cooper Tire & Rubber Co.	5,127	189,802
Cooper-Standard Holding, Inc.*	8,875	637,580
Dana Holding Corp.†(a)	119,640	1,685,728
Delphi Automotive PLC (Jersey)†	36,453	2,734,704
Ford Motor Co.†	350,249	4,728,362
General Motors Co.†(b)	355,788	11,182,417
Goodyear Tire & Rubber Co. (The)†	69,750	2,300,355
Johnson Controls, Inc.†(b)	168,816	6,578,759
Lear Corp.†	9,844	1,094,357
Standard Motor Products, Inc.(a)	13,722	475,467
Tenneco, Inc.*(a)	35,308	1,818,715
Tower International, Inc.	6,017	163,662
Visteon Corp.	4,658	370,730

		37,658,932

Capital Goods — 26.5%
3M Co.†	24,204	4,033,113
Actuant Corp., Class A†	33,479	827,266
Aegion Corp.†*	56,023	1,181,525
AGCO Corp.†(a)	44,419	2,207,624
Albany International Corp., Class A	11	413
Allegion PLC (Ireland)	20,494	1,305,673
Altra Industrial Motion Corp.	4,442	123,399
American Woodmark Corp.†*	7,813	582,772
AMETEK, Inc.†	86,904	4,343,462
Apogee Enterprises, Inc.(b)	24,853	1,090,798
Astronics Corp.*	8,709	332,248
AZZ, Inc.†	5,478	310,055
Babcock & Wilcox Enterprises, Inc.*	1,853	39,654
Boeing Co. (The)†	146,233	18,562,817
BWX Technologies, Inc.(b)	41,438	1,390,659
CAE, Inc. (Canada)	2,436	28,209
Carlisle Cos, Inc.†(a)(b)	25,985	2,585,508
Caterpillar, Inc.(a)	117,445	8,989,240
Chart Industries, Inc.†*	42,843	930,550
Chicago Bridge & Iron Co. NV (Netherlands)†(a)	11,127	407,137
CIRCOR International, Inc.	8,950	415,190
Comfort Systems USA, Inc.†	42,217	1,341,234
Continental Building Products, Inc.†*	76,034	1,411,191
Crane Co.†	53,231	2,867,022
Cummins, Inc.†(a)	65,837	7,238,120

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
DigitalGlobe, Inc.†*	35,378	$612,039
Dover Corp.(b)	57,936	3,727,023
Eaton Corp. PLC (Ireland)†(b)	117,628	7,358,808
EMCOR Group, Inc.†	32,422	1,575,709
Emerson Electric Co.†(b)	232,622	12,649,984
Encore Wire Corp.	5,472	213,025
Federal Signal Corp.†	52,455	695,553
Flowserve Corp.†(a)(b)	100,161	4,448,150
Fluor Corp.†	137,681	7,393,470
Franklin Electric Co., Inc.(a)	54,449	1,751,624
General Cable Corp.(a)	8,078	98,632
Gibraltar Industries, Inc.*	19,164	548,090
Global Brass & Copper Holdings, Inc.	785	19,586
HD Supply Holdings, Inc.*	30,699	1,015,216
Honeywell International, Inc.†(b)	78,126	8,754,018
Hubbell, Inc.†	8,708	922,438
Huntington Ingalls Industries, Inc.†(a)(b)	23,920	3,275,605
Illinois Tool Works, Inc.†(b)	91,293	9,352,055
Ingersoll-Rand PLC (Ireland)†	100,072	6,205,465
Insteel Industries, Inc.	31	948
Jacobs Engineering Group, Inc.†*	18,315	797,618
Joy Global, Inc.(a)	311,475	5,005,403
KBR, Inc.(b)	101,850	1,576,638
Kennametal, Inc.†	150,786	3,391,177
L-3 Communications Holdings, Inc.(b)	29,846	3,536,751
Lincoln Electric Holdings, Inc.†	52,213	3,058,115
Lydall, Inc.*	811	26,374
Manitowoc Co., Inc. (The)	103,076	446,319
Masco Corp.†(a)	126,680	3,984,086
MasTec, Inc.*(a)	814	16,475
Moog, Inc., Class A†*	5,381	245,804
MRC Global, Inc.†*	445,521	5,854,146
Mueller Industries, Inc.†(a)	44,011	1,294,804
National Presto Industries, Inc.	213	17,837
NCI Building Systems, Inc.†*	48,276	685,519
Northrop Grumman Corp.(b)	10,469	2,071,815
NOW, Inc.†*	76,808	1,361,038
Owens Corning†	47,720	2,256,202
PACCAR, Inc.(a)	130,795	7,153,179
Parker-Hannifin Corp.†(a)(b)	50,036	5,557,999
Pentair PLC (Ireland)†(a)	66,715	3,619,956
Ply Gem Holdings, Inc.*	6,615	92,941
Quanta Services, Inc.*(a)	61,448	1,386,267

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.(b)	38,331	$4,700,531
Regal Beloit Corp.	8,018	505,856
Rockwell Automation, Inc.(a)	43,606	4,960,182
Roper Technologies, Inc.(a)	11,411	2,085,588
Simpson Manufacturing Co., Inc.†(a)(b)	28,510	1,088,227
Snap-on, Inc.	21,688	3,404,799
Spirit AeroSystems Holdings, Inc., Class A†*	49,407	2,241,101
SPX Corp.	29,902	449,128
SPX FLOW, Inc.*(a)	48,823	1,224,481
Standex International Corp.(b)	4,749	369,520
Stanley Black & Decker, Inc.†	71,131	7,483,692
Sun Hydraulics Corp.(a)	2,895	96,085
Terex Corp.	36,774	914,937
Textron, Inc.(b)	190,625	6,950,188
Thermon Group Holdings, Inc.*(a)	4,306	75,613
Trex Co., Inc.*(a)	226	10,832
Trinity Industries, Inc.(a)(b)	201,166	3,683,349
United Rentals, Inc.†*(a)	35,991	2,238,280
United Technologies Corp.(b)	196,711	19,690,771
Universal Forest Products, Inc.†(a)	42,010	3,605,298
USG Corp.*(a)(b)	62,406	1,548,293
Valmont Industries, Inc.(a)	3,032	375,483
Wabash National Corp.†*(a)	283,878	3,747,190
Watts Water Technologies, Inc., Class A	13	717
WESCO International, Inc.*(a)	24,265	1,326,568
WW Grainger, Inc.(a)	23,702	5,532,758
Xylem, Inc.†	66,715	2,728,644

		267,636,891

Commercial & Professional Services — 4.8%
ABM Industries, Inc.†(a)	66,438	2,146,612
ACCO Brands Corp.*	72,233	648,652
Brady Corp., Class A†	27,290	732,464
Brink’s Co. (The)†	19,842	666,493
Cintas Corp.(a)	40,123	3,603,447
Clean Harbors, Inc.*	25,689	1,267,495
Deluxe Corp.†	16,264	1,016,337
Dun & Bradstreet Corp. (The)†	14,056	1,448,892
Exponent, Inc.	550	28,056
FTI Consulting, Inc.*(a)	26,464	939,737
G&K Services, Inc., Class A	1,080	79,110
Herman Miller, Inc.†	24,404	753,840

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
HNI Corp.(a)	10,356	$405,645
Huron Consulting Group, Inc.†*(a)	26,422	1,537,496
ICF International, Inc.*	3,705	127,341
Interface, Inc.†	64,092	1,188,266
Kelly Services, Inc., Class A	8,586	164,164
Kforce, Inc.	2,101	41,138
Korn/Ferry International†	44,647	1,263,064
ManpowerGroup, Inc.†	35,265	2,871,276
Navigant Consulting, Inc.*	22,836	361,037
Nielsen Holdings PLC (United Kingdom)†(a)(b)	47,518	2,502,298
Pitney Bowes, Inc.†	41,450	892,833
Quad/Graphics, Inc.	14,455	187,048
Republic Services, Inc.†	32,228	1,535,664
Resources Connection, Inc.(a)	1,708	26,576
Ritchie Bros Auctioneers, Inc. (Canada)†	87,267	2,363,190
Robert Half International, Inc.†	49,158	2,289,780
RPX Corp.†*	7,096	79,901
RR Donnelley & Sons Co.	79,291	1,300,372
SP Plus Corp.*(a)	736	17,708
Steelcase, Inc., Class A†	101,474	1,513,992
Tetra Tech, Inc.(a)(b)	38,050	1,134,651
Tyco International PLC (Ireland)	133,429	4,898,179
UniFirst Corp.†(a)	25,065	2,735,093
US Ecology, Inc.†	35,397	1,563,131
Waste Management, Inc.(b)	78,578	4,636,102

		48,967,080

Consumer Durables & Apparel — 8.2%
Brunswick Corp.†	31,870	1,529,123
Callaway Golf Co.(a)(b)	122,584	1,117,966
Carter’s, Inc.	346	36,461
Deckers Outdoor Corp.*(a)	45,891	2,749,330
DR Horton, Inc.†	137,818	4,166,238
Fossil Group, Inc.*(a)	78,477	3,485,948
Garmin Ltd. (Switzerland)(a)	115,977	4,634,441
Hanesbrands, Inc.(a)(b)	146,596	4,154,531
Hasbro, Inc.(a)(b)	46,525	3,726,652
KB Home(a)	120,787	1,724,838
La-Z-Boy, Inc.	14,254	381,152
Leggett & Platt, Inc.†(a)	39,323	1,903,233
Mattel, Inc.(a)	212,090	7,130,466
Michael Kors Holdings Ltd. (British Virgin Islands)†*(b)	118,998	6,778,126

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Movado Group, Inc.	652	$17,950
Newell Rubbermaid, Inc.(a)	79,882	3,537,974
NVR Inc.*(a)	436	755,326
PVH Corp.(b)	30,724	3,043,519
Ralph Lauren Corp.†	32,570	3,135,188
Tempur Sealy International, Inc.*(a)	13,816	839,875
TopBuild Corp.*(b)	85,055	2,529,536
TRI Pointe Group, Inc.*(a)	137,395	1,618,513
Tumi Holdings, Inc.*(a)	16,304	437,273
Tupperware Brands Corp.(a)	30,230	1,752,735
Vera Bradley, Inc.*	6,636	134,976
VF Corp.†(a)	159,109	10,303,899
Whirlpool Corp.†(b)	45,317	8,172,468
Wolverine World Wide, Inc.(b)	195,727	3,605,291

		83,403,028

Consumer Services — 6.5%
Apollo Education Group, Inc.†*	383,437	3,149,935
Bloomin’ Brands, Inc.	53,876	908,888
Bob Evans Farms, Inc.†	34,354	1,603,988
Bojangles’, Inc.*	8,947	152,188
Boyd Gaming Corp.†*	118,579	2,449,842
Capella Education Co.†	16,182	851,820
Carnival Corp. (Panama)†	84,963	4,483,497
Churchill Downs, Inc.†	8,534	1,262,008
Cracker Barrel Old Country Store, Inc.(a)	16,432	2,508,673
Darden Restaurants, Inc.†(b)	118,436	7,852,307
DineEquity, Inc.†	28,543	2,666,772
Dunkin’ Brands Group, Inc.(a)	6,099	287,690
Graham Holdings Co., Class B†	4,264	2,046,720
Interval Leisure Group, Inc.†(a)	120,518	1,740,280
Isle of Capri Casinos, Inc.*	1,972	27,608
Jack in (The) Box, Inc.	15,964	1,019,621
Krispy Kreme Doughnuts, Inc.*(a)	2,424	37,790
La Quinta Holdings, Inc.†*(b)	246,140	3,076,750
Marriott International, Inc., Class A(a)	28,090	1,999,446
McDonald’s Corp.†(b)	19,044	2,393,450
Pinnacle Entertainment, Inc.†*(b)	93,146	3,269,425
Royal Caribbean Cruises Ltd. (Liberia)(a)	80,760	6,634,434
SeaWorld Entertainment, Inc.(a)	21,418	451,063
Service Corp. International	23,213	572,897
Sonic Corp.(a)	36,794	1,293,677
Speedway Motorsports, Inc.†(a)	10,565	209,504

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starwood Hotels & Resorts Worldwide, Inc.†(b)	67,688	$5,647,210
Weight Watchers International, Inc.*(a)	121,849	1,770,466
Wyndham Worldwide Corp.(a)(b)	65,890	5,035,973
Yum! Brands, Inc.†	4,390	359,322

		65,763,244

Energy — 4.2%
Atwood Oceanics, Inc.(a)	172,823	1,584,787
Cameron International Corp.†*	31,162	2,089,412
DHT Holdings, Inc. (Maldives)(a)	176,603	1,017,233
Diamond Offshore Drilling, Inc.(a)	2,229	48,436
Exterran Corp.*	901	13,929
FMC Technologies, Inc.*(b)	138,227	3,781,891
Frank’s International NV (Netherlands)(a)	34,021	560,666
Imperial Oil Ltd. (Canada)	10,454	349,164
Kinder Morgan, Inc.(b)	79,165	1,413,887
McDermott International, Inc. (Panama)*(a)	266,664	1,090,656
Oceaneering International, Inc.(a)	92,508	3,074,966
ONEOK, Inc.†(a)	64,954	1,939,526
Precision Drilling Corp. (Canada)(a)	17,222	72,332
Rowan Cos PLC, Class A (United Kingdom)(a)	175,896	2,831,926
Seadrill Ltd. (Bermuda)*(a)	298,844	986,185
Targa Resources Corp.†(a)	149,075	4,451,380
Tesoro Corp.(a)(b)	29,202	2,511,664
TETRA Technologies, Inc.*	3,877	24,619
TransCanada Corp. (Canada)(a)	74,814	2,940,938
Valero Energy Corp.†	28,558	1,831,710
Weatherford International PLC (Ireland)*(a)	112,061	871,835
Western Refining, Inc.†(a)	125,097	3,639,072
Williams Cos., Inc. (The)†(b)	270,227	4,342,548
World Fuel Services Corp.	18,199	884,107

		42,352,869

Food & Staples Retailing — 2.5%
CVS Health Corp.(a)	62,594	6,492,876
Fresh Market, Inc. (The)*	10,024	285,985
Ingles Markets, Inc., Class A†	24,411	915,412
SpartanNash Co.†	46,042	1,395,533
SUPERVALU, Inc.†*	13,323	76,740
United Natural Foods, Inc.†*(a)(b)	29,176	1,175,793

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	16,178	$1,362,835
Wal-Mart Stores, Inc.†(b)	135,161	9,257,177
Weis Markets, Inc.(a)	5,854	263,781
Whole Foods Market, Inc.†(a)	116,605	3,627,582

		24,853,714

Food, Beverage & Tobacco — 9.2%
Altria Group, Inc.†(b)	64,959	4,070,331
Archer-Daniels-Midland Co.†(b)	221,210	8,032,135
Boston Beer Co., Inc., Class A†*(a)	17,425	3,224,845
Bunge Ltd. (Bermuda)	32,410	1,836,675
Campbell Soup Co.	90,260	5,757,685
Coca-Cola Enterprises, Inc.†	128,446	6,517,350
Cott Corp. (Canada)†	184,401	2,561,330
Dr Pepper Snapple Group, Inc.†	70,226	6,279,609
Fresh Del Monte Produce, Inc. (Cayman Islands)(b)	16,519	694,954
General Mills, Inc.†(a)	94,753	6,002,603
Hershey Co. (The)†(a)	110,940	10,216,465
Hormel Foods Corp.(a)	46,061	1,991,678
Ingredion, Inc.	8,618	920,316
JM Smucker Co. (The)†(a)	66,102	8,582,684
John B Sanfilippo & Son, Inc.	13,665	944,115
Lancaster Colony Corp.	6,097	674,145
McCormick & Co., Inc., non-voting shares†	31,703	3,153,814
Mondelez International, Inc., Class A†	100,072	4,014,889
Omega Protein Corp.*	2,422	41,029
Philip Morris International, Inc.†	24,947	2,447,550
Pilgrim’s Pride Corp.*(a)	44,551	1,131,595
Tyson Foods, Inc., Class A(b)	196,804	13,118,955
Universal Corp.(a)	14,928	848,060

		93,062,812

Health Care Equipment & Services — 14.5%
Abbott Laboratories†(b)	203,400	8,508,222
Amedisys, Inc.†*(a)	68,104	3,292,147
Amsurg Corp.†*	19,251	1,436,125
Analogic Corp.(a)	7,121	562,630
Anika Therapeutics, Inc.†*	44,529	1,991,337
Baxter International, Inc.†(b)	329,964	13,554,921
Brookdale Senior Living, Inc.*(a)(b)	191,445	3,040,147
Cardinal Health, Inc.†(a)	76,428	6,263,275
Chemed Corp.†(a)	12,272	1,662,242

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Computer Programs & Systems, Inc.(a)	673	$35,077
CR Bard, Inc.†(b)	36,812	7,460,688
Cynosure, Inc., Class A*	10,043	443,097
DaVita HealthCare Partners, Inc.†*(b)	106,095	7,785,251
DENTSPLY SIRONA, Inc.†(a)(b)	96,580	5,952,225
Express Scripts Holding Co.†*(a)(b)	257,276	17,672,288
Globus Medical, Inc., Class A*(a)	32,321	767,624
Halyard Health, Inc.*(a)	26,943	774,072
HCA Holdings, Inc.†*(b)	140,056	10,931,371
HMS Holdings Corp.†*	91,320	1,310,442
ICU Medical, Inc.†*(a)	11,470	1,194,027
IMS Health Holdings, Inc.†*	4,726	125,475
Inovalon Holdings, Inc., Class A*(a)	20,133	372,863
Invacare Corp.	514	6,769
Kindred Healthcare, Inc.†(a)(b)	311,865	3,851,533
Laboratory Corp. of America Holdings†*(b)	61,897	7,249,996
Masimo Corp.*(a)	4,297	179,786
McKesson Corp.†(b)	82,562	12,982,874
MEDNAX, Inc.†*(a)	41,033	2,651,552
Meridian Bioscience, Inc.(a)	34,527	711,601
National HealthCare Corp.†	1,820	113,386
Natus Medical, Inc.*	8,346	320,737
Quality Systems, Inc.	19,849	302,499
Quest Diagnostics, Inc.†(a)	58,864	4,205,833
ResMed, Inc.(a)	19,340	1,118,239
Stryker Corp.†(a)	26,190	2,809,925
Teleflex, Inc.(a)	9,257	1,453,442
Universal Health Services, Inc., Class B†	36,809	4,590,818
Varian Medical Systems, Inc.†*(a)	60,843	4,868,657
Zimmer Biomet Holdings, Inc.†(b)	36,262	3,866,617

		146,419,810

Household & Personal Products — 0.9%
Avon Products, Inc.†	36,331	174,752
Church & Dwight Co., Inc.(b)	20,433	1,883,514
Edgewell Personal Care Co.†	10,219	822,936
Energizer Holdings, Inc.†(b)	73,171	2,964,157
Procter & Gamble Co. (The)†(b)	42,102	3,465,416
Spectrum Brands Holdings, Inc.(a)	22	2,404

		9,313,179

Materials — 4.2%
Agrium, Inc. (Canada)(a)	28,434	2,510,438

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axiall Corp.†	67,371	$1,471,383
Boise Cascade Co.†*	14,111	292,380
Celanese Corp., Class A†	45,750	2,996,625
Chemours Co. (The)(a)	137,923	965,461
Chemtura Corp.†*(a)	42,591	1,124,402
Crown Holdings, Inc.†*	12,088	599,444
Domtar Corp.†	10,828	438,534
El du Pont de Nemours & Co.†	72,709	4,603,934
FMC Corp.(a)	5,175	208,915
Graphic Packaging Holding Co.†	131,026	1,683,684
Greif, Inc., Class A(a)	4,426	144,952
HB Fuller Co.	13,695	581,353
Headwaters, Inc.*	41,186	817,130
Innophos Holdings, Inc.	27,154	839,330
Innospec, Inc.	25,557	1,108,151
KapStone Paper and Packaging Corp.(a)	56,213	778,550
Kraton Performance Polymers, Inc.*(a)	310	5,363
Martin Marietta Materials, Inc.(a)	11,536	1,840,107
Minerals Technologies, Inc.†(a)	24,838	1,412,040
Monsanto Co.(b)	50,381	4,420,429
Packaging Corp. of America†(a)(b)	58,954	3,560,822
PH Glatfelter Co.	5,439	112,750
PolyOne Corp.(a)	20,003	605,091
Praxair, Inc.†(a)	31,931	3,654,503
Silgan Holdings, Inc.(a)	35,404	1,882,431
Stepan Co.	5,592	309,182
Trinseo Sa (Luxembourg)*(a)	5,551	204,332
Tronox Ltd., Class A (Australia)(a)	121,873	778,768
Westlake Chemical Corp.†	14,086	652,182
Westrock Co.†	39,266	1,532,552

		42,135,218

Media — 5.9%
Carmike Cinemas, Inc.*	9,683	290,877
CBS Corp., Class B, non-voting shares†	117,628	6,480,126
Comcast Corp., Class A†(a)	27,213	1,662,170
Discovery Communications, Inc., Class A*(a)	306,761	8,782,567
DISH Network Corp., Class A*	17,883	827,268
Gannett Co., Inc.†(a)	6,613	100,121
Hemisphere Media Group, Inc.*	62	814

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Interpublic Group of Cos, Inc. (The)†(b)	296,092	$6,795,311
Loral Space & Communications, Inc.*(a)	15,202	534,046
MSG Networks, Inc., Class A†*	132,433	2,289,767
New Media Investment Group, Inc.(a)	13,512	224,840
New York Times Co. (The), Class A(a)	121,731	1,516,768
News Corp., Class A(b)	216,821	2,768,804
Nexstar Broadcasting Group, Inc., Class A	13,843	612,830
Omnicom Group, Inc.(a)	86,026	7,159,944
Regal Entertainment Group, Class A(a)	67,169	1,419,953
Starz, Class A†*	86,269	2,271,463
TEGNA, Inc.(a)	224,341	5,263,040
Time Warner, Inc.†(b)	56,595	4,105,967
Time, Inc	21,854	337,426
Viacom, Inc., Class B†	152,299	6,286,903

		59,731,005

Pharmaceuticals, Biotechnology & Life Sciences — 15.6%
AbbVie, Inc.†(b)	181,494	10,366,937
Achillion Pharmaceuticals, Inc.†*(a)	105,805	816,815
Acorda Therapeutics, Inc.*(a)	6,130	162,138
Aduro Biotech, Inc.*	120	1,537
Alexion Pharmaceuticals, Inc.†*	1,552	216,069
AMAG Pharmaceuticals, Inc.†*(a)	52,657	1,232,174
Amgen, Inc.†	87,015	13,046,159
Baxalta, Inc.†(b)	125,857	5,084,623
Biogen, Inc.†*(b)	71,185	18,530,879
Bio-Rad Laboratories, Inc., Class A†*(a)	11,996	1,640,093
Bruker Corp.	58,130	1,627,640
Celgene Corp.†*	15,613	1,562,705
Charles River Laboratories International, Inc.*	10,441	792,890
Emergent Biosolutions, Inc.*(a)(b)	81,623	2,966,996
Enanta Pharmaceuticals, Inc.*	14,391	422,664
Five Prime Therapeutics, Inc.*	20,117	817,354
Gilead Sciences, Inc.†(b)	222,396	20,429,297
Horizon Pharma PLC (Ireland)†*(a)	133,716	2,215,674
Impax Laboratories, Inc.*	40,884	1,309,106
Incyte Corp., Ltd.*(a)	3,716	269,299
Insys Therapeutics, Inc.*(a)	188,977	3,021,742

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Jazz Pharmaceuticals PLC (Ireland)†*	21,485	$2,804,867
Johnson & Johnson(b)	74,136	8,021,515
Lexicon Pharmaceuticals, Inc.*(a)	34,795	415,800
Ligand Pharmaceuticals, Inc.†*	4,979	533,201
Luminex Corp.†*	13,587	263,588
Mallinckrodt PLC (Ireland)*	85,638	5,247,897
Medivation, Inc.†*	41,494	1,907,894
Merck & Co, Inc.†	304,209	16,095,698
Mylan NV*(a)	226,782	10,511,346
Myriad Genetics, Inc.*	31,078	1,163,250
PDL BioPharma, Inc.(a)	771,039	2,567,560
Pfizer, Inc.†(a)(b)	385,072	11,413,534
PRA Health Sciences, Inc.*(a)	4,828	206,445
Prestige Brands Holdings, Inc.*	3,199	170,795
Quintiles Transnational Holdings, Inc.†*(a)	29,198	1,900,790
Regeneron Pharmaceuticals, Inc.†*	257	92,633
Repligen Corp.*(a)	9,752	261,549
Sucampo Pharmaceuticals, Inc., Class A*(a)	92,730	1,013,539
United Therapeutics Corp.†*(a)(b)	31,570	3,517,845
Waters Corp.†*(a)(b)	8,779	1,158,126
Zoetis, Inc.†	38,532	1,708,124

		157,508,787

Retailing — 11.7%
1-800-Flowers.com, Inc., Class A*(a)	13,710	108,035
Aaron’s, Inc.†	20,232	507,823
Abercrombie & Fitch Co., Class A(a)	98,360	3,102,274
Advance Auto Parts, Inc.(b)	22,187	3,557,464
American Eagle Outfitters, Inc.†(a)	100,335	1,672,584
AutoNation, Inc.*(a)	41,053	1,916,354
AutoZone, Inc.†*	2,959	2,357,406
Barnes & Noble Education, Inc.*	2,742	26,872
Barnes & Noble, Inc.	39,786	491,755
Bed Bath & Beyond, Inc.*(a)	79,340	3,938,438
Best Buy Co., Inc.(a)	124,650	4,043,646
Big Lots, Inc.(a)	11,383	515,536
Buckle, Inc. (The)(a)	41,317	1,399,407
Caleres, Inc.†	16	453
Cato Corp. (The), Class A†	5,295	204,122
Children’s Place Retail Store, Inc. (The)(a)(b)	9,895	825,936

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dick’s Sporting Goods, Inc.	7,770	$363,248
Dillard’s, Inc., Class A(a)	5,005	424,975
Dollar General Corp.(a)	28,091	2,404,590
Dollar Tree, Inc.*	5,801	478,350
Express, Inc.*	13,894	297,471
Fred’s, Inc., Class A	6,354	94,738
GameStop Corp., Class A	39,502	1,253,398
Gap, Inc. (The)(a)	148,351	4,361,519
Genuine Parts Co.†	76,749	7,625,781
GNC Holdings, Inc., Class A†	2,898	92,012
Guess?, Inc.(a)	47,649	894,372
Hibbett Sports, Inc.*(a)	13,429	482,101
HSN, Inc.	3,478	181,934
Kohl’s Corp.(a)	70,226	3,273,234
L Brands, Inc.(a)	107,972	9,481,021
Lands’ End, Inc.*(a)	3,886	99,132
Lowe’s Cos., Inc.(b)	10,788	817,191
Macy’s, Inc.(b)	115,872	5,108,796
Mattress Firm Holding Corp.*(a)	14,836	628,898
Michaels Cos, Inc. (The)*	3,714	103,881
Murphy USA, Inc.*(a)	3,330	204,628
Nordstrom, Inc.	65,008	3,719,108
Office Depot, Inc.†*	576,223	4,091,183
Outerwall, Inc.(a)	116,686	4,316,215
Pool Corp.(a)	5,074	445,193
Priceline Group, Inc. (The)†*(b)	5,659	7,294,225
Ross Stores, Inc.(a)	35,924	2,080,000
Shutterfly, Inc.*	2,039	94,548
Staples, Inc.†(b)	306,565	3,381,412
Target Corp.†(b)	127,417	10,483,871
Tiffany & Co.(a)	47,403	3,478,432
TJX Cos, Inc. (The)†(b)	106,398	8,336,283
Urban Outfitters, Inc.*(a)(b)	145,671	4,820,253
Vitamin Shoppe, Inc.†*	25,787	798,365
Williams-Sonoma, Inc.†(a)	33,846	1,852,729

		118,531,192

Semiconductors & Semiconductor Equipment — 11.1%
Advanced Energy Industries, Inc.†*	68,300	2,376,157
Ambarella, Inc. (Cayman Islands)*(a)	29,066	1,299,250
Analog Devices, Inc.†(b)	117,628	6,962,401
Applied Materials, Inc.†(b)	235,255	4,982,701
First Solar, Inc.*(b)	39,053	2,673,959
Integrated Device Technology, Inc.†*	36,412	744,261
Intel Corp.†(a)(b)	590,943	19,117,006

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.†	42,384	$3,085,979
Lam Research Corp.(a)	66,715	5,510,659
Linear Technology Corp.†(b)	89,604	3,992,754
MKS Instruments, Inc.†(a)	76,476	2,879,321
NVIDIA Corp.(a)	301,982	10,759,619
Photronics, Inc.*(a)(b)	127,271	1,324,891
Qorvo, Inc.*(a)	50,952	2,568,490
QUALCOMM, Inc.†(b)	297,877	15,233,430
Rambus, Inc.*(a)	6,545	89,994
Skyworks Solutions, Inc.(a)(b)	70,226	5,470,605
Teradyne, Inc.(a)	20,615	445,078
Tessera Technologies, Inc.(b)	49,919	1,547,489
Texas Instruments, Inc.†(b)	293,651	16,861,440
Xilinx, Inc.†(b)	95,250	4,517,708

		112,443,192

Software & Services — 13.8%
Accenture PLC, Class A (Ireland)†	35,991	4,153,361
ACI Worldwide, Inc.*(a)	19,409	403,513
Activision Blizzard, Inc.†	149,974	5,075,120
ANSYS, Inc.†*	5,962	533,361
Aspen Technology, Inc.†*	123,233	4,452,408
AVG Technologies NV (Netherlands)*	11,570	240,078
Bankrate, Inc.†*	42,292	387,818
CA, Inc.†(b)	221,144	6,809,024
Cadence Design Systems, Inc.†*	19,047	449,128
Cardtronics, Inc.*	3,115	112,109
CGI Group, Inc., Class A (Canada)*(a)	19,419	927,840
Cimpress NV (Netherlands)*(a)	11,930	1,081,932
Citrix Systems, Inc.†*(b)	79,710	6,263,612
Computer Sciences Corp.†(a)	117,369	4,036,320
Convergys Corp.	1,350	37,490
CSG Systems International, Inc.†(a)	63,209	2,854,518
DST Systems, Inc.†	38,187	4,306,348
EarthLink Holdings Corp.†	228,858	1,297,625
eBay, Inc.†*(b)	613,519	14,638,563
Epiq Systems, Inc.	202	3,034
GTT Communications, Inc.*	794	13,133
IAC/InterActiveCorp.†	53,661	2,526,360
International Business Machines Corp.†(a)	96,743	14,651,727
j2 Global, Inc.(a)	19,485	1,199,886
ManTech International Corp., Class A†	6,625	211,934
Mentor Graphics Corp.†(a)	95,336	1,938,181

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†(b)	44,803	$2,474,470
MicroStrategy, Inc., Class A†*	30,081	5,406,157
Monotype Imaging Holdings, Inc.(a)	7,529	180,094
NIC, Inc.†(a)(b)	49,586	894,036
Open Text Corp. (Canada)	11,410	591,038
Oracle Corp.†	170,179	6,962,023
Paychex, Inc.(a)	2,924	157,925
Pegasystems, Inc.	6,670	169,285
Progress Software Corp.*	1,943	46,865
Rackspace Hosting, Inc.*(a)(b)	63,076	1,361,811
Science Applications International Corp.	201	10,721
Shutterstock, Inc.*(a)	1,473	54,103
Sykes Enterprises, Inc.*(a)(b)	51,943	1,567,640
Symantec Corp.(a)(b)	344,334	6,328,859
Take-Two Interactive Software, Inc.*(a)	11,247	423,674
TeleTech Holdings, Inc.(a)	14,250	395,580
Teradata Corp.*(a)	159,955	4,197,219
TiVo, Inc.†*	234,758	2,232,549
Total System Services, Inc.(b)	30,724	1,461,848
VASCO Data Security International, Inc.*	102,008	1,570,923
VeriSign, Inc.*(a)	15,231	1,348,553
Visa, Inc., Class A†	15,813	1,209,378
VMware, Inc., Class A*(a)	61,131	3,197,763
Web.com Group, Inc.*(a)(b)	73,998	1,466,640
WebMD Health Corp.†*	33,330	2,087,458
Western Union Co. (The)(a)	362,121	6,985,314
Xerox Corp.†	743,653	8,299,167

		139,685,516

Technology Hardware & Equipment — 16.2%
Amphenol Corp., Class A†(b)	77,363	4,473,129
Apple, Inc.†(b)	189,886	20,695,675
Arris International PLC (United Kingdom)*	32,367	741,852
Arrow Electronics, Inc.*	8,077	520,240
AVX Corp.†	70,497	886,147
Belden, Inc.†(a)	14,903	914,746
Benchmark Electronics, Inc.†*	82,702	1,906,281
Brocade Communications Systems, Inc.†	454,675	4,810,462
Celestica, Inc. (Canada)*	504	5,534
Cisco Systems, Inc.†	574,600	16,358,862
Coherent, Inc.*	10,099	928,098

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.†(b)	420,474	$8,783,702
Cray, Inc.*(a)	41,839	1,753,472
EMC Corp.(b)	225,599	6,012,213
F5 Networks, Inc.†*(b)	26,335	2,787,560
FARO Technologies, Inc.*(a)	2,871	92,475
Fitbit, Inc., Class A*(a)	108,293	1,640,639
FLIR Systems, Inc.	50,035	1,648,653
Harris Corp.	46,560	3,625,162
Hewlett Packard Enterprise Co.(b)	560,047	9,929,633
HP, Inc.†	653,096	8,046,143
II-VI, Inc.†*	28,907	627,571
Ingram Micro, Inc., Class A†	183,164	6,577,419
Insight Enterprises, Inc.*	8,108	232,213
InterDigital, Inc.†(b)	68,541	3,814,307
InvenSense, Inc.*(a)	391,825	3,291,330
Ixia*(b)	28,364	353,415
Juniper Networks, Inc.†(a)	143,193	3,652,853
Methode Electronics, Inc.†	41,949	1,226,589
Motorola Solutions, Inc.†(a)(b)	89,323	6,761,751
MTS Systems Corp.†	6,824	415,240
Multi-Fineline Electronix, Inc.*	14,787	343,206
NCR Corp.*(a)	13,429	401,930
NetApp, Inc.†(a)	112,663	3,074,573
NETGEAR, Inc.†*	89,463	3,611,621
Plantronics, Inc.(b)	29,633	1,161,317
Polycom, Inc.*(b)	142,039	1,583,735
Seagate Technology PLC (Ireland)(a)	116,884	4,026,654
SYNNEX Corp.†(a)	38,536	3,568,048
TE Connectivity Ltd. (Switzerland)†	141,329	8,751,092
Tech Data Corp.*(a)	17,153	1,316,836
TTM Technologies, Inc.*(a)	25,631	170,446
Ubiquiti Networks, Inc.*(a)	66,121	2,199,846
Viavi Solutions, Inc.*	18,791	128,906
Vishay Intertechnology, Inc.(a)	101,977	1,245,139
Western Digital Corp.†(a)	184,752	8,727,684

		163,824,399

Telecommunication Services — 3.0%
BCE, Inc. (Canada)†(a)	26,017	1,184,814
CenturyLink, Inc.†(a)(b)	314,763	10,059,825
Cogent Communications Holdings, Inc.(a)	3,121	121,813
Frontier Communications Corp.†(a)	434,519	2,428,961
General Communication, Inc., Class A*	26,930	493,358

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Inteliquent, Inc.(a)	6,715	$107,776
Level 3 Communications, Inc.*	88,864	4,696,462
Rogers Communications, Inc., Class B (Canada)(a)	6,038	241,641
Shenandoah Telecommunications Co.†	52,675	1,409,056
Verizon Communications, Inc.†(b)	174,825	9,454,536
Vonage Holdings Corp.†*(a)	118,684	542,386
Windstream Holdings, Inc.(a)	1	8

		30,740,636

Transportation — 7.5%
American Airlines Group, Inc.†	29,806	1,222,344
CH Robinson Worldwide, Inc.†(a)	104,209	7,735,434
CSX Corp.	6,145	158,234
Delta Air Lines, Inc.†(a)(b)	313,872	15,279,289
Expeditors International of Washington, Inc.†(a)	113,824	5,555,749
Hawaiian Holdings, Inc.†*(a)	149,751	7,066,750
Heartland Express, Inc.†	57,815	1,072,468
Hub Group, Inc., Class A*(a)	23,806	971,047
Landstar System, Inc.†(a)	55,030	3,555,488
Saia, Inc.*(a)	20,473	576,315
Southwest Airlines Co.†	241,400	10,814,720
Swift Transportation Co.*(a)	188,798	3,517,307
Union Pacific Corp.†	103,884	8,263,972
United Continental Holdings, Inc.†*(a)	164,692	9,858,463
Wesco Aircraft Holdings, Inc.*(a)	13,505	194,337

		75,841,917

TOTAL COMMON STOCKS (Cost $1,575,853,626)		1,719,873,421

TOTAL LONG POSITIONS - 170.0%		1,719,873,421

(Cost $1,575,853,626)

SHORT POSITIONS — (71.2)%
COMMON STOCKS — (71.2)%
Automobiles & Components — (0.8)%
BorgWarner, Inc.	(84,509)	(3,245,146)
Drew Industries, Inc.	(38,474)	(2,480,034)
Federal-Mogul Holdings Corp.*	(68,407)	(675,861)
Fox Factory Holding Corp.*	(5,269)	(83,303)
Gentex Corp.	(70,684)	(1,109,032)
Gentherm, Inc.*	(17,185)	(714,724)

		(8,308,100)

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (9.0)%
AAON, Inc.	(19,047)	$(533,316)
AAR Corp.	(24,567)	(571,674)
Acuity Brands, Inc.	(14,153)	(3,087,335)
AECOM*	(4,372)	(134,614)
Aerovironment, Inc.*	(27,314)	(773,532)
Allison Transmission Holdings, Inc.	(19,286)	(520,336)
Applied Industrial Technologies, Inc.	(317)	(13,758)
Armstrong World Industries, Inc.*	(24,621)	(1,190,918)
Astec Industries, Inc.	(21,266)	(992,484)
B/E Aerospace, Inc.	(14,090)	(649,831)
Barnes Group, Inc.	(5,739)	(201,037)
Beacon Roofing Supply, Inc.*	(63,001)	(2,583,671)
Briggs & Stratton Corp.	(116,347)	(2,783,020)
Builders FirstSource, Inc.*	(394,149)	(4,442,059)
CLARCOR, Inc.	(374)	(21,613)
Cubic Corp.	(28,381)	(1,134,105)
Danaher Corp.	(47,982)	(4,551,573)
Donaldson Co., Inc.	(80,655)	(2,573,701)
Dycom Industries, Inc.*	(48,863)	(3,159,970)
EnPro Industries, Inc.	(18,185)	(1,048,911)
ESCO Technologies, Inc.	(1,122)	(43,736)
Fastenal Co.	(24,431)	(1,197,119)
Fortune Brands Home & Security, Inc.	(253)	(14,178)
General Dynamics Corp.	(24,140)	(3,171,272)
Gorman-Rupp Co. (The)	(566)	(14,676)
Graco, Inc.	(19,898)	(1,670,636)
Granite Construction, Inc.	(35,373)	(1,690,829)
Griffon Corp.	(34,413)	(531,681)
HEICO Corp.	(28,192)	(1,695,185)
Hillenbrand, Inc.	(17,746)	(531,493)
Hyster-Yale Materials Handling, Inc.	(773)	(51,482)
ITT Corp.	(58,884)	(2,172,231)
John Bean Technologies Corp.	(3,687)	(207,984)
Kaman Corp.	(6,044)	(258,018)
Lindsay Corp.	(456)	(32,654)
Lockheed Martin Corp.	(23,769)	(5,264,834)
Manitowoc Foodservice, Inc.*	(1,253)	(18,469)
Masonite International Corp. (Canada)*	(16,240)	(1,063,720)
Meritor, Inc.*	(122,908)	(990,638)
Middleby Corp. (The)*	(35,387)	(3,778,270)
Milacron Holdings Corp.*	(53,731)	(886,024)
Mueller Water Products, Inc., Class A	(10,772)	(106,427)
Navistar International Corp.*	(62,243)	(779,282)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Nordson Corp.	(21,928)	$(1,667,405)
Oshkosh Corp.	(399)	(16,307)
Patrick Industries, Inc.*	(9,243)	(419,540)
PGT, Inc.*	(3,829)	(37,677)
Primoris Services Corp.	(51,962)	(1,262,677)
Proto Labs, Inc.*	(37,638)	(2,901,513)
Quanex Building Products Corp.	(24,785)	(430,268)
Raven Industries, Inc.	(3,055)	(48,941)
RBC Bearings, Inc.*	(38,393)	(2,812,671)
Rockwell Collins, Inc.	(50,055)	(4,615,572)
Rush Enterprises, Inc., Class A*	(65,548)	(1,195,596)
Sensata Technologies Holding NV (Netherlands)*	(70,286)	(2,729,908)
Sunrun, Inc.*	(241,476)	(1,564,764)
TASER International, Inc.*	(27,580)	(541,395)
Textainer Group Holdings Ltd. (Bermuda)	(11,659)	(173,020)
Toro Co. (The)	(23,845)	(2,053,531)
TransDigm Group, Inc.*	(7,063)	(1,556,261)
TriMas Corp.*	(24,610)	(431,167)
Tutor Perini Corp.*	(87,263)	(1,356,067)
Veritiv Corp.*	(687)	(25,598)
WABCO Holdings, Inc.*	(28,342)	(3,030,327)
Woodward, Inc.	(98,827)	(5,140,980)

		(91,149,481)

Commercial & Professional Services — (3.3)%
ADT Corp. (The)	(60,605)	(2,500,562)
Advisory Board Co. (The)*	(53,803)	(1,735,147)
Copart, Inc.*	(25,254)	(1,029,606)
Covanta Holding Corp.	(216,783)	(3,654,961)
Equifax, Inc.	(9,459)	(1,081,069)
Essendant, Inc.	(7,287)	(232,674)
Healthcare Services Group, Inc.	(48,221)	(1,775,015)
IHS, Inc., Class A*	(18,585)	(2,307,514)
Insperity, Inc.	(7,313)	(378,302)
Knoll, Inc.	(13,462)	(291,452)
Matthews International Corp., Class A	(10,467)	(538,737)
Mistras Group, Inc.*	(688)	(17,042)
MSA Safety, Inc.	(1,732)	(83,742)
Multi-Color Corp.	(15,090)	(805,052)
Rollins, Inc.	(10,464)	(283,784)
Stantec, Inc. (Canada)	(1,194)	(30,280)
Stericycle, Inc.*	(29,248)	(3,690,805)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Team, Inc.*	(9,212)	$(279,861)
Transunion*	(63,765)	(1,760,552)
TriNet Group, Inc.*	(76,278)	(1,094,589)
TrueBlue, Inc.*	(36,912)	(965,249)
Verisk Analytics, Inc.*	(38,932)	(3,111,445)
Viad Corp.	(520)	(15,163)
WageWorks, Inc.*	(55,354)	(2,801,466)
Waste Connections, Inc.	(42,278)	(2,730,736)

		(33,194,805)

Consumer Durables & Apparel — (3.0)%
CalAtlantic Group, Inc.	(140,434)	(4,693,304)
Coach, Inc.	(36,930)	(1,480,524)
Columbia Sportswear Co	(3,177)	(190,906)
Crocs, Inc.*	(67,407)	(648,455)
G-III Apparel Group Ltd.*	(48,790)	(2,385,343)
Gildan Activewear, Inc. (Canada)	(90)	(2,746)
Gopro, Inc., Class A*	(53,640)	(641,534)
Helen of Troy Ltd. (Bermuda)*	(23,249)	(2,410,689)
Installed Building Products, Inc.*	(3,565)	(94,865)
iRobot Corp.*	(27,180)	(959,454)
Jarden Corp.*	(33,306)	(1,963,389)
Kate Spade & Co.*	(2,430)	(62,014)
Lululemon Athletica, Inc.*	(65,777)	(4,453,761)
Mohawk Industries, Inc.*	(6,657)	(1,270,821)
Nautilus, Inc.*	(24,434)	(472,065)
NIKE, Inc., Class B	(17,224)	(1,058,759)
Oxford Industries, Inc.	(6,907)	(464,358)
Sturm Ruger & Co., Inc.	(4,733)	(323,643)
Under Armour, Inc., Class A*	(49,824)	(4,226,570)
Vista Outdoor, Inc.*	(55,617)	(2,887,078)
William Lyon Homes, Class A*	(3,994)	(57,873)

		(30,748,151)

Consumer Services — (4.2)%
2U, Inc.*	(186,304)	(4,210,470)
Belmond Ltd., Class A (Bermuda)*	(19,500)	(185,055)
Bright Horizons Family Solutions, Inc.*	(12,994)	(841,751)
Buffalo Wild Wings, Inc.*	(19,060)	(2,823,167)
Cheesecake Factory, Inc. (The)	(11,279)	(598,802)
Chipotle Mexican Grill, Inc.*	(1,230)	(579,293)
Chuy’s Holdings, Inc.*	(5,593)	(173,775)
ClubCorp Holdings, Inc.	(40,126)	(563,369)
Dave & Buster’s Entertainment, Inc.*	(52,276)	(2,027,263)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Denny’s Corp.*	(4,756)	$(49,272)
Fiesta Restaurant Group, Inc.*	(72,617)	(2,380,385)
Grand Canyon Education, Inc.*	(81,031)	(3,463,265)
Habit Restaurants, Inc. (The), Class A*	(14,028)	(261,342)
Houghton Mifflin Harcourt Co.*	(56,026)	(1,117,158)
Hyatt Hotels Corp., Class A*	(16,354)	(809,359)
International Speedway Corp., Class A	(35,162)	(1,297,829)
LifeLock, Inc.*	(65,854)	(794,858)
MGM Resorts International*	(65,955)	(1,414,075)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(92,639)	(5,122,010)
Planet Fitness, Inc., Class A*	(11,445)	(185,867)
Red Robin Gourmet Burgers, Inc.*	(61,736)	(3,980,120)
Regis Corp.*	(1,833)	(27,843)
Starbucks Corp.	(3,352)	(200,114)
Texas Roadhouse, Inc.	(84,089)	(3,664,599)
Vail Resorts, Inc.	(8,925)	(1,193,272)
Wingstop, Inc.*	(3,880)	(87,998)
Wynn Resorts Ltd.	(45,871)	(4,285,728)

		(42,338,039)

Energy — (4.1)%
Alon USA Energy, Inc.	(1,229)	(12,683)
Bristow Group, Inc.	(78,838)	(1,491,615)
Cameco Corp. (Canada)	(17,182)	(220,617)
Cenovus Energy, Inc. (Canada)	(4,297)	(55,861)
Cheniere Energy, Inc.*	(95,592)	(3,233,877)
Chevron Corp.	(57,704)	(5,504,962)
Core Laboratories NV (Netherlands)	(27,120)	(3,048,559)
Delek US Holdings, Inc.	(33,234)	(506,486)
Dorian Lpg Ltd. (Marshall Islands)*	(56,471)	(530,827)
Ensco PLC, Class A (United Kingdom)	(77,000)	(798,490)
Gener8 Maritime, Inc. (Marshall Islands)*	(13,821)	(97,576)
Green Plains, Inc.	(77,373)	(1,234,873)
Halliburton Co.	(13,486)	(481,720)
Helix Energy Solutions Group, Inc.*	(53,762)	(301,067)
Helmerich & Payne, Inc.	(29,211)	(1,715,270)
Marathon Petroleum Corp.	(156,497)	(5,818,558)
Occidental Petroleum Corp.	(23,258)	(1,591,545)
Oil States International, Inc.*	(85,978)	(2,710,027)
Par Pacific Holdings, Inc.*	(12,474)	(234,012)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Patterson-UTI Energy, Inc.	(263,922)	$(4,650,306)
RPC, Inc.	(34,862)	(494,343)
SEACOR Holdings, Inc.*	(22,824)	(1,242,767)
SemGroup Corp., Class A	(9,866)	(220,998)
Ship Finance International Ltd. (Bermuda)	(4,790)	(66,533)
Teekay Corp. (Marshall Islands)	(10,307)	(89,259)
Teekay Tankers Ltd., Class A (Marshall Islands)	(366,377)	(1,344,604)
Unit Corp.*	(16,267)	(143,312)
US Silica Holdings, Inc.	(170,344)	(3,870,216)

		(41,710,963)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(9,346)	(1,059,089)
Kroger Co. (The)	(71,011)	(2,716,171)
Performance Food Group Co.*	(37,628)	(878,614)
PriceSmart, Inc.	(18,480)	(1,563,038)
Rite Aid Corp.*	(355,733)	(2,899,224)
Smart & Final Stores, Inc.*	(58,327)	(944,897)
Sysco Corp.	(21,882)	(1,022,546)

		(11,083,579)

Food, Beverage & Tobacco — (3.2)%
Amplify Snack Brands, Inc.*	(29,748)	(425,991)
B&G Foods, Inc.	(56,241)	(1,957,749)
Blue Buffalo Pet Products, Inc.*	(29,177)	(748,682)
Brown-Forman Corp., Class B	(1,126)	(110,877)
Calavo Growers, Inc.	(7,459)	(425,611)
Coca-Cola Bottling Co. Consolidated	(14,221)	(2,271,947)
ConAgra Foods, Inc.	(27,173)	(1,212,459)
Darling Ingredients, Inc.*	(97,938)	(1,289,843)
Dean Foods Co.	(53,695)	(929,997)
Flowers Foods, Inc.	(120,661)	(2,227,402)
Hain Celestial Group, Inc. (The)*	(19,107)	(781,667)
J&J Snack Foods Corp.	(5,217)	(564,897)
Kellogg Co.	(7,340)	(561,877)
Kraft Heinz Co. (The)	(5,797)	(455,412)
Mead Johnson Nutrition Co.	(18,793)	(1,596,841)
Molson Coors Brewing Co., Class B	(28,817)	(2,771,619)
Monster Beverage Corp.*	(15,444)	(2,059,921)
National Beverage Corp.*	(9,496)	(401,871)
Pinnacle Foods, Inc.	(2,477)	(110,672)
Reynolds American, Inc.	(95,030)	(4,780,959)
Sanderson Farms, Inc.	(9,890)	(891,880)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Snyder’s-Lance, Inc.	(27,739)	$(873,213)
Tootsie Roll Industries, Inc.	(9,865)	(344,685)
Vector Group Ltd.	(24,558)	(560,905)
WhiteWave Foods Co., (The)*	(89,390)	(3,632,810)

		(31,989,787)

Health Care Equipment & Services — (7.4)%
Abaxis, Inc.	(2,335)	(105,986)
Abiomed, Inc.*	(16,757)	(1,588,731)
Acadia Healthcare Co., Inc.*	(53,707)	(2,959,793)
Aceto Corp.	(26,223)	(617,814)
Air Methods Corp*	(54,774)	(1,983,914)
AMN Healthcare Services, Inc.*	(11,962)	(402,043)
athenahealth, Inc.*	(35,551)	(4,933,768)
AtriCure, Inc.*	(6,587)	(110,859)
Cantel Medical Corp.	(14,541)	(1,037,646)
Capital Senior Living Corp.*	(34,957)	(647,404)
Cerner Corp.*	(32,174)	(1,703,935)
Cerus Corp.*	(176,688)	(1,047,760)
Civitas Solutions, Inc.*	(5,441)	(94,837)
CONMED Corp.	(14,839)	(622,348)
DexCom, Inc.*	(41,333)	(2,806,924)
Endologix, Inc.*	(243,367)	(2,034,548)
Ensign Group, Inc. (The)	(102,498)	(2,320,555)
Envision Healthcare Holdings, Inc.*	(220,998)	(4,508,359)
Evolent Health, Inc., Class A*	(50,385)	(532,066)
ExamWorks Group, Inc.*	(48,590)	(1,436,320)
Glaukos Corp.*	(8,504)	(143,377)
Greatbatch, Inc.*	(22,936)	(817,439)
Haemonetics Corp.*	(11,838)	(414,093)
HealthSouth Corp.	(39,809)	(1,498,013)
HealthStream, Inc.*	(642)	(14,182)
HeartWare International, Inc.*	(9,101)	(285,953)
Hill-Rom Holdings, Inc.	(12,512)	(629,354)
Insulet Corp.*	(38,727)	(1,284,187)
K2M Group Holdings, Inc.*	(29,615)	(439,190)
LDR Holding Corp.*	(66,444)	(1,693,658)
LHC Group, Inc.*	(3,373)	(119,944)
LifePoint Health, Inc.*	(1,435)	(99,374)
Medidata Solutions, Inc.*	(77,506)	(3,000,257)
Merit Medical Systems, Inc.*	(14,171)	(262,022)
Neogen Corp.*	(10,392)	(523,237)
Nevro Corp.*	(63,116)	(3,550,906)
Novadaq Technologies, Inc. (Canada)*	(67,207)	(745,326)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
NxStage Medical, Inc.*	(35,130)	$(526,599)
Omnicell, Inc.*	(31,151)	(868,178)
Owens & Minor, Inc.	(13,830)	(559,009)
Patterson Cos, Inc.	(112,003)	(5,211,500)
Penumbra, Inc.*	(10,752)	(494,592)
PharMerica Corp.*	(13,996)	(309,452)
Press Ganey Holdings, Inc.*	(20,434)	(614,655)
Providence Service Corp. (The)*	(20,263)	(1,034,831)
Quidel Corp.*	(16,963)	(292,781)
Select Medical Holdings Corp.	(202,030)	(2,385,974)
Spectranetics Corp. (The)*	(119,902)	(1,740,977)
Steris PLC (United Kingdom)	(64,100)	(4,554,305)
Surgery Partners, Inc.*	(862)	(11,430)
Surgical Care Affiliates, Inc.*	(42,322)	(1,958,662)
Veeva Systems, Inc., Class A*	(45,616)	(1,142,225)
Wright Medical Group NV (Netherlands)*	(162,495)	(2,697,417)
Zeltiq Aesthetics, Inc.*	(110,386)	(2,998,084)

		(74,416,793)

Household & Personal Products — (0.7)%
Central Garden & Pet Co., Class A*	(10,405)	(169,497)
Clorox Co. (The)	(26,200)	(3,302,772)
Colgate-Palmolive Co.	(10,905)	(770,438)
Coty, Inc., Class A	(13,348)	(371,475)
Estee Lauder Cos, Inc., Class A (The)	(12,524)	(1,181,138)
Inter Parfums, Inc.	(17,656)	(545,570)
Revlon, Inc., Class A*	(9,210)	(335,336)
WD-40 Co.	(1,317)	(142,249)

		(6,818,475)

Materials — (4.6)%
A Schulman, Inc.	(8,407)	(228,839)
Airgas, Inc.	(30,411)	(4,307,414)
Albemarle Corp.	(40,179)	(2,568,643)
AptarGroup, Inc.	(7,164)	(561,729)
Ashland, Inc.	(26,731)	(2,939,341)
Avery Dennison Corp.	(11,230)	(809,795)
Balchem Corp.	(19,058)	(1,181,977)
Berry Plastics Group, Inc.*	(112,279)	(4,058,886)
Calgon Carbon Corp.	(29,097)	(407,940)
CF Industries Holdings, Inc.	(134,219)	(4,206,423)
Clearwater Paper Corp.*	(7,369)	(357,470)
Ferro Corp.*	(79,005)	(937,789)
Huntsman Corp.	(84,304)	(1,121,243)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kronos Worldwide, Inc.	(2,250)	$(12,870)
Louisiana-Pacific Corp.*	(46,448)	(795,190)
Methanex Corp. (Canada)	(113,634)	(3,649,924)
Multi Packaging Solutions International Ltd. (Bermuda)*	(7,840)	(127,243)
Neenah Paper, Inc.	(13,097)	(833,755)
NewMarket Corp.	(4,378)	(1,734,826)
Olin Corp.	(207,999)	(3,612,943)
Owens-Illinois, Inc.*	(1,920)	(30,643)
Platform Specialty Products Corp.*	(211,762)	(1,821,153)
Scotts Miracle-Gro Co. (The), Class A	(25,345)	(1,844,356)
Sealed Air Corp.	(93,391)	(4,483,702)
Sensient Technologies Corp.	(17,602)	(1,117,023)
Summit Materials, Inc., Class A*	(28,705)	(558,312)
Valspar Corp. (The)	(2,715)	(290,559)
Vulcan Materials Co.	(16,403)	(1,731,665)

		(46,331,653)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(3,651)	(102,192)
Cable One, Inc.	(1,874)	(819,182)
Cablevision Systems Corp., Class A	(64,047)	(2,113,551)
Charter Communications, Inc., Class A*	(19,760)	(4,000,017)
Entravision Communications Corp., Class A	(25,680)	(191,059)
EW Scripps Co. (The), Class A*	(75,373)	(1,175,065)
Global Eagle Entertainment, Inc.*	(92,401)	(787,257)
Gray Television, Inc.*	(1,098)	(12,869)
John Wiley & Sons, Inc., Class A	(1,389)	(67,908)
Live Nation Entertainment, Inc.*	(97,112)	(2,166,569)
MDC Partners, Inc., Class A (Canada)	(1,621)	(38,256)
Meredith Corp.	(13,107)	(622,582)
National CineMedia, Inc.	(62,752)	(954,458)
Scholastic Corp.	(41,036)	(1,533,515)
Scripps Networks Interactive, Inc., Class A	(47,057)	(3,082,234)
Thomson Reuters Corp. (Canada)	(51,432)	(2,081,967)
Twenty-First Century Fox, Inc., Class A	(18,490)	(515,501)

		(20,264,182)

Pharmaceuticals, Biotechnology & Life Sciences — (5.3)%
Aerie Pharmaceuticals, Inc.*	(11,271)	(137,055)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Affymetrix, Inc.*	(121,206)	$(1,698,096)
Agilent Technologies, Inc.	(25,544)	(1,017,928)
Aimmune Therapeutics, Inc.*	(307)	(4,163)
Albany Molecular Research, Inc.*	(90,966)	(1,390,870)
Alder Biopharmaceuticals, Inc.*	(13,740)	(336,493)
Amphastar Pharmaceuticals, Inc.*	(11,334)	(136,008)
ARIAD Pharmaceuticals, Inc.*	(282,898)	(1,807,718)
Atara Biotherapeutics, Inc.*	(7,180)	(136,635)
Axovant Sciences Ltd. (Bermuda)*	(6,078)	(69,775)
Bio-Techne Corp.	(39,891)	(3,770,497)
Bluebird Bio, Inc.*	(1,077)	(45,772)
Cambrex Corp.*	(38,700)	(1,702,800)
Cempra, Inc.*	(126,232)	(2,211,585)
Clovis Oncology, Inc.*	(40,901)	(785,299)
Coherus Biosciences, Inc.*	(33,287)	(706,683)
Dermira, Inc.*	(41,695)	(862,253)
Dynavax Technologies Corp.*	(100,815)	(1,939,681)
Exact Sciences Corp.*	(98,183)	(661,753)
Fibrogen, Inc.*	(12,078)	(257,141)
Foundation Medicine, Inc.*	(14,570)	(264,883)
Heron Therapeutics, Inc.*	(3,896)	(73,985)
Illumina, Inc.*	(15,923)	(2,581,278)
ImmunoGen, Inc.*	(138,371)	(1,178,921)
Innoviva, Inc.	(3,203)	(40,326)
Insmed, Inc.*	(85,079)	(1,077,951)
Intersect ENT, Inc.*	(7,127)	(135,413)
Intra-Cellular Therapies, Inc.*	(80,396)	(2,235,009)
Lannett Co., Inc.*	(67,834)	(1,216,264)
MacroGenics, Inc.*	(50,418)	(945,338)
Medicines Co. (The)*	(101,786)	(3,233,741)
Merrimack Pharmaceuticals, Inc.*	(45,840)	(383,681)
Momenta Pharmaceuticals, Inc.*	(71,953)	(664,846)
Nektar Therapeutics*	(139,863)	(1,923,116)
Novavax, Inc.*	(98,555)	(508,544)
Ophthotech Corp.*	(701)	(29,631)
Pacific Biosciences of California, Inc.*	(356,216)	(3,027,836)
Pacira Pharmaceuticals, Inc.*	(26,806)	(1,420,182)
PAREXEL International Corp.*	(61,571)	(3,862,349)
Portola Pharmaceuticals, Inc.*	(49,113)	(1,001,905)
Qiagen NV (Netherlands)*	(83,476)	(1,864,854)
Relypsa, Inc.*	(80,362)	(1,088,905)
Revance Therapeutics, Inc.*	(20,557)	(358,925)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sagent Pharmaceuticals, Inc.*	(4,886)	$(59,463)
Sarepta Therapeutics, Inc.*	(55,813)	(1,089,470)
TESARO, Inc.*	(28,510)	(1,255,295)
TherapeuticsMD, Inc.*	(300,781)	(1,924,998)
Theravance Biopharma, Inc. (Cayman Islands)*	(52,011)	(977,807)

		(54,103,121)

Retailing — (3.8)%
Asbury Automotive Group, Inc.*	(9,215)	(551,426)
Ascena Retail Group, Inc.*	(328,838)	(3,636,948)
CarMax, Inc.*	(89,969)	(4,597,416)
Chico’s FAS, Inc.	(9,327)	(123,769)
Core-Mark Holding Co., Inc.	(9,054)	(738,444)
DSW, Inc., Class A	(3,409)	(94,225)
Duluth Holdings, Inc.*	(1,455)	(28,358)
Finish Line, Inc. (The), Class A	(72,568)	(1,531,185)
Five Below, Inc.*	(93,249)	(3,854,914)
Francesca’s Holdings Corp.*	(4,624)	(88,596)
Genesco, Inc.*	(29,990)	(2,166,778)
Group 1 Automotive, Inc.	(1,799)	(105,583)
Groupon, Inc.*	(315,522)	(1,258,933)
Liberty Interactive Corp., Class A*	(57,874)	(1,461,318)
LKQ Corp.*	(49,098)	(1,567,699)
Monro Muffler Brake, Inc.	(6,572)	(469,701)
Netflix, Inc.*	(19,578)	(2,001,459)
Ollie’s Bargain Outlet Holdings, Inc.*	(77,084)	(1,806,078)
Party City Holdco, Inc.*	(80,599)	(1,212,209)
Penske Automotive Group, Inc.	(20,257)	(767,740)
Restoration Hardware Holdings, Inc.* .	(35,994)	(1,508,149)
Sally Beauty Holdings, Inc.*	(10,311)	(333,870)
Select Comfort Corp.*	(1,430)	(27,728)
Signet Jewelers Ltd. (Bermuda)	(24,532)	(3,042,704)
Sonic Automotive, Inc., Class A	(3,942)	(72,848)
Sportsman’s Warehouse Holdings, Inc.*	(18,751)	(236,263)
Tailored Brands, Inc.	(16,243)	(290,750)
Tile Shop Holdings, Inc.*	(38,092)	(567,952)
Tractor Supply Co.	(18,029)	(1,630,903)
Ulta Salon Cosmetics & Fragrance, Inc.*	(15,246)	(2,953,760)

		(38,727,706)

Semiconductors & Semiconductor Equipment — (2.2)%
Amkor Technology, Inc.*	(1,580)	(9,306)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Atmel Corp.	(278,506)	$(2,261,469)
Brooks Automation, Inc.	(33,134)	(344,594)
Cabot Microelectronics Corp.	(153)	(6,259)
Cavium, Inc.*	(52,168)	(3,190,595)
Cree, Inc.*	(20,359)	(592,447)
Cypress Semiconductor Corp.	(311,246)	(2,695,390)
Diodes, Inc.*	(58,090)	(1,167,609)
Fairchild Semiconductor International, Inc.*	(60,381)	(1,207,620)
Lattice Semiconductor Corp.*	(338,586)	(1,923,168)
M/A-COM Technology Solutions Holdings, Inc.*	(83,567)	(3,659,399)
Marvell Technology Group Ltd. (Bermuda)	(93,492)	(963,903)
MaxLinear, Inc., Class A*	(24,740)	(457,690)
Micron Technology, Inc.*	(164,833)	(1,725,802)
Monolithic Power Systems, Inc.	(21,769)	(1,385,379)
Silicon Laboratories, Inc.*	(3,394)	(152,594)
Ultratech, Inc.*	(23,969)	(523,483)
Veeco Instruments, Inc.*	(6,866)	(133,750)

		(22,400,457)

Software & Services — (6.8)%
Acxiom Corp.*	(114,672)	(2,458,568)
Alliance Data Systems Corp.*	(24,954)	(5,489,880)
Amdocs, Ltd. (Channel Islands)	(3,626)	(219,083)
Autodesk, Inc.*	(14,595)	(851,034)
Automatic Data Processing, Inc.	(31,499)	(2,825,775)
Barracuda Networks, Inc.*	(11,144)	(171,618)
Benefitfocus, Inc.*	(12,484)	(416,341)
Black Knight Financial Services, Inc., Class A*	(26,012)	(807,152)
Blackbaud, Inc.	(727)	(45,721)
Booz Allen Hamilton Holding Corp.	(2,265)	(68,584)
Bottomline Technologies de, Inc.*	(60,858)	(1,855,560)
BroadSoft, Inc.*	(25,782)	(1,040,304)
Callidus Software, Inc.*	(34,983)	(583,516)
CommVault Systems, Inc.*	(26,618)	(1,149,099)
CoreLogic, Inc.*	(18,182)	(630,915)
Cornerstone OnDemand, Inc.*	(19,924)	(652,909)
CSRA, Inc.	(17,454)	(469,513)
Descartes Systems Group, Inc. (The) (Canada)*	(964)	(18,808)
Ellie Mae, Inc.*	(768)	(69,612)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	(34,859)	$(2,206,923)
FireEye, Inc.*	(45,792)	(823,798)
Forrester Research, Inc.	(4,018)	(135,045)
Gartner, Inc.*	(35,800)	(3,198,730)
Gogo, Inc.*	(65,031)	(715,991)
Guidewire Software, Inc.*	(10,543)	(574,383)
Heartland Payment Systems, Inc.	(4,089)	(394,875)
Hortonworks, Inc.*	(2,062)	(23,301)
HubSpot, Inc.*	(40,380)	(1,761,376)
Imperva, Inc.*	(11,774)	(594,587)
Interactive Intelligence Group, Inc.*	(7,737)	(281,782)
Intuit, Inc.	(37,760)	(3,927,418)
Marketo, Inc.*	(57,937)	(1,133,827)
MAXIMUS, Inc.	(50,058)	(2,635,053)
NetSuite, Inc.*	(24,076)	(1,648,965)
New Relic, Inc.*	(46,598)	(1,215,276)
Pandora Media, Inc.*	(115,849)	(1,036,849)
Paylocity Holding Corp.*	(15,470)	(506,488)
PayPal Holdings, Inc.*	(66,451)	(2,565,009)
Perficient, Inc.*	(13,868)	(301,213)
Proofpoint, Inc.*	(47,210)	(2,538,954)
PROS Holdings, Inc.*	(53,669)	(632,758)
Q2 Holdings, Inc.*	(12,011)	(288,744)
Rapid7, Inc.*	(9,489)	(124,021)
RealPage, Inc.*	(1,072)	(22,340)
RingCentral, Inc., Class A*	(47,479)	(747,794)
Sabre Corp.	(126,824)	(3,667,750)
Silver Spring Networks, Inc.*	(4,022)	(59,324)
Splunk, Inc.*	(69,369)	(3,394,225)
Twitter, Inc.*	(58,216)	(963,475)
Ultimate Software Group, Inc. (The)*	(739)	(142,996)
Vantiv, Inc., Class A*	(57,752)	(3,111,678)
Workday, Inc., Class A*	(45,531)	(3,498,602)
Workiva, Inc.*	(2,899)	(33,773)
Xura, Inc.*	(747)	(14,694)
Zendesk, Inc.*	(104,951)	(2,196,624)
Zillow Group, Inc., Class C*	(1,075)	(25,510)
Zynga, Inc. Class A*	(937,818)	(2,138,225)

		(69,106,368)

Technology Hardware & Equipment — (5.5)%
ADTRAN, Inc.	(99,530)	(2,012,497)
Anixter International, Inc.*	(3,792)	(197,601)
Avnet, Inc.	(222)	(9,835)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Badger Meter, Inc.	(24,107)	$(1,603,357)
BlackBerry Ltd. (Canada)*	(178,736)	(1,445,974)
Ciena Corp.*	(90,943)	(1,729,736)
CommScope Holding Co., Inc.*	(22,127)	(617,786)
Diebold, Inc.	(51,641)	(1,492,941)
Dolby Laboratories, Inc., Class A	(100,046)	(4,347,999)
EchoStar Corp., Class A*	(2,787)	(123,436)
Electronics For Imaging, Inc.*	(43,323)	(1,836,462)
Finisar Corp.*	(132,902)	(2,424,132)
Infinera Corp.*	(42,595)	(684,076)
Itron, Inc.*	(28,537)	(1,190,564)
Jabil Circuit, Inc.	(159,168)	(3,067,167)
Knowles Corp.*	(188,845)	(2,488,977)
Mercury Systems, Inc.*	(602)	(12,221)
Mitel Networks Corp. (Canada)*	(83,734)	(684,944)
National Instruments Corp.	(9,477)	(285,352)
Nimble Storage, Inc.*	(91,744)	(719,273)
OSI Systems, Inc.*	(13,310)	(871,672)
Palo Alto Networks, Inc.*	(22,373)	(3,649,931)
Plexus Corp.*	(10,563)	(417,450)
Rofin-Sinar Technologies, Inc.*	(27)	(870)
Rogers Corp.*	(6,340)	(379,576)
Ruckus Wireless, Inc.*	(287,360)	(2,819,002)
Sanmina Corp.*	(121,640)	(2,843,943)
ScanSource, Inc.*	(48,926)	(1,975,632)
Sierra Wireless, Inc. (Canada)*	(59,455)	(864,476)
Stratasys Ltd. (Israel)*	(70,611)	(1,830,237)
Trimble Navigation Ltd.*	(107,636)	(2,669,373)
Universal Display Corp.*	(38,504)	(2,083,066)
VeriFone Systems, Inc.*	(52,213)	(1,474,495)
ViaSat, Inc.*	(61,886)	(4,547,383)
Zebra Technologies Corp., Class A*	(38,840)	(2,679,960)

		(56,081,396)

Telecommunication Services — (1.6)%
8x8, Inc.*	(97,949)	(985,367)
AT&T, Inc.	(123,398)	(4,833,500)
Atlantic Tele-Network, Inc.	(2,545)	(192,987)
Cincinnati Bell, Inc.*	(181,043)	(700,636)
Consolidated Communications Holdings, Inc.	(8,499)	(218,934)
Globalstar, Inc.*	(345,643)	(508,095)
inContact, Inc.*	(31,522)	(280,231)
Iridium Communications, Inc.*	(214,715)	(1,689,807)
ORBCOMM, Inc.*	(53,461)	(541,560)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
SBA Communications Corp., Class A*.	(38,337)	$(3,840,217)
Sprint Corp.*	(85,616)	(297,944)
TELUS Corp. (Canada)	(389)	(12,654)
United States Cellular Corp.*	(6,242)	(285,197)
Zayo Group Holdings, Inc.*	(59,124)	(1,433,166)

		(15,820,295)

Transportation — (2.6)%
Air Transport Services Group, Inc.*	(11,817)	(181,745)
Allegiant Travel Co.	(4,085)	(727,375)
ArcBest Corp.	(13,918)	(300,490)
Atlas Air Worldwide Holdings, Inc.*	(24,495)	(1,035,404)
Echo Global Logistics, Inc.*	(15,920)	(432,387)
Genesee & Wyoming, Inc., Class A*	(32,380)	(2,030,226)
JetBlue Airways Corp.*	(2,413)	(50,963)
Kansas City Southern	(51,453)	(4,396,659)
Kirby Corp.*	(1,928)	(116,239)
Marten Transport Ltd.	(24,066)	(450,516)
Matson, Inc.	(8,992)	(361,209)
Ryder System, Inc.	(44,996)	(2,914,841)
SkyWest, Inc.	(40,312)	(805,837)
Spirit Airlines, Inc.*	(94,474)	(4,532,863)
Virgin America, Inc.*	(133,754)	(5,157,554)
Werner Enterprises, Inc.	(31,413)	(853,177)
XPO Logistics, Inc.*	(55,561)	(1,705,723)

		(26,053,208)

TOTAL COMMON STOCK (Proceeds $720,035,649)		(720,646,559)

TOTAL SECURITES SOLD SHORT - (71.2)%		(720,646,559)

(Proceeds $720,035,649)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		12,269,822

NET ASSETS - 100.0%		$1,011,496,684

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.2%
COMMON STOCKS — 157.2%
Automobiles & Components — 2.6%
General Motors Co.†	7,787	$244,745
Goodyear Tire & Rubber Co. (The)†(a)	1,897	62,563
Johnson Controls, Inc.†	3,682	143,488

		450,796

Capital Goods — 23.2%
3M Co.†	206	34,325
Allegion PLC (Ireland)†	681	43,386
AMETEK, Inc.(a)	1,252	62,575
Boeing Co. (The)†(a)(b)	4,251	539,622
Caterpillar, Inc.(b)	4,063	310,982
Cummins, Inc.†(b)	1,245	136,875
Dover Corp.†(b)	1,101	70,827
Eaton Corp. PLC (Ireland)†(a)	2,308	144,389
Emerson Electric Co.†(a)	4,568	248,408
Flowserve Corp.†(b)	917	40,724
Fluor Corp.	988	53,056
Honeywell International, Inc.†(a)	2,126	238,218
Illinois Tool Works, Inc.†	2,583	264,603
Ingersoll-Rand PLC (Ireland)†(a)	1,910	118,439
Jacobs Engineering Group, Inc.†*(b)	872	37,976
L-3 Communications Holdings, Inc.†(a)	557	66,004
Lockheed Martin Corp.†	19	4,208
Masco Corp.†(b)	2,345	73,750
Northrop Grumman Corp.†	2	396
PACCAR, Inc.†(a)	2,495	136,452
Parker-Hannifin Corp.†(a)	957	106,304
Pentair PLC (Ireland)(a)	380	20,619
Quanta Services, Inc.†*	1,159	26,147
Raytheon Co.(a)	1,216	149,118
Rockwell Automation, Inc.†	577	65,634
Snap-on, Inc.†	412	64,680
Stanley Black & Decker, Inc.†(a)	1,093	114,995
Textron, Inc.†(a)	1,948	71,024
United Rentals, Inc.†*(a)(b)	677	42,103
United Technologies Corp.†	5,453	545,845
WW Grainger, Inc.(a)(b)	440	102,709
Xylem, Inc.†(a)	1,267	51,820

		3,986,213

Commercial & Professional Services — 1.5%
Cintas Corp.	105	9,430
Dun & Bradstreet Corp. (The)(a)	256	26,389

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.†	1,399	$30,134
Robert Half International, Inc.†(a)	931	43,366
Tyco International PLC (Ireland)†	2,015	73,971
Waste Management, Inc.†	1,368	80,712

		264,002

Consumer Durables & Apparel — 5.1%
DR Horton, Inc.†(a)	2,626	79,384
Garmin Ltd. (Switzerland)(b)	1,347	53,826
Hanesbrands, Inc.†(b)	2,792	79,125
Hasbro, Inc.†	886	70,969
Leggett & Platt, Inc.†(b)	662	32,041
Mattel, Inc.†(b)	2,413	81,125
Michael Kors Holdings Ltd. (British Virgin Islands)†*(b)	1,299	73,991
PVH Corp.(a)	580	57,455
Ralph Lauren Corp.(a)	596	57,371
VF Corp.†(b)	3,030	196,223
Whirlpool Corp.†(a)	546	98,466

		879,976

Consumer Services — 2.3%
Carnival Corp. (Panama)†(a)	2,440	128,759
Darden Restaurants, Inc.†(a)	911	60,399
McDonald’s Corp.	58	7,289
Royal Caribbean Cruises Ltd. (Liberia)(a)(b)	414	34,010
Starwood Hotels & Resorts Worldwide, Inc.†	1,198	99,949
Wyndham Worldwide Corp.†(b)	808	61,755

		392,161

Diversified Financials — 5.1%
Affiliated Managers Group, Inc.†*	270	43,848
BlackRock, Inc.†(a)	961	327,288
Franklin Resources, Inc.†(a)(b)	4,229	165,142
Invesco, Ltd. (Bermuda)(a)(b)	2,908	89,479
Legg Mason, Inc.†	768	26,634
McGraw Hill Financial, Inc.	21	2,079
Moody’s Corp.†	420	40,555
NASDAQ, Inc.†	824	54,697
T Rowe Price Group, Inc.†(a)(b)	1,779	130,685

		880,407

Energy — 7.0%
Baker Hughes, Inc.†(a)	3,104	136,048
Cameron International Corp.†	1,359	91,121

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamond Offshore Drilling, Inc.(b)	975	$21,187
FMC Technologies, Inc.*(a)	1,612	44,104
Helmerich & Payne, Inc.(b)	767	45,038
National Oilwell Varco, Inc.†(b)	2,669	83,006
Phillips 66†(b)	917	79,403
Range Resources Corp.(b)	1,203	38,953
Schlumberger Ltd. (Curacao)†(b)	4,850	357,688
Tesoro Corp.†(a)	848	72,937
Transocean Ltd. (Switzerland)(b)	2,586	23,636
Valero Energy Corp.†	3,361	215,575

		1,208,696

Food & Staples Retailing — 2.0%
CVS Health Corp.(a)(b)	7	726
Wal-Mart Stores, Inc.†(a)(b)	5,124	350,943

		351,669

Food, Beverage & Tobacco — 6.7%
Altria Group, Inc.†	2,003	125,507
Archer-Daniels-Midland Co.†(a)	4,200	152,502
Campbell Soup Co.	1,573	100,342
Coca-Cola Enterprises, Inc.(a)	1,614	81,894
Dr Pepper Snapple Group, Inc.†(a)	1,334	119,286
General Mills, Inc.	1,404	88,943
Hershey Co. (The)†(b)	1,539	141,727
Hormel Foods Corp.(b)	4	173
JM Smucker Co. (The)†(a)	850	110,364
Kellogg Co.†	4	306
McCormick & Co., Inc., non-voting shares†(a)	476	47,353
Philip Morris International, Inc.†	98	9,615
Reynolds American, Inc.	—	15
Tyson Foods, Inc., Class A†	2,579	171,916

		1,149,943

Health Care Equipment & Services — 12.5%
Aetna, Inc.†(a)(b)	2,482	278,852
Anthem, Inc.†	449	62,407
Baxter International, Inc.†	3,885	159,596
Cardinal Health, Inc.†(a)(b)	1,205	98,750
Centene Corp.*	853	52,519
Cigna Corp.†(a)	1,816	249,228
CR Bard, Inc.(b)	304	61,612
DaVita HealthCare Partners, Inc.†*(a)	1,489	109,263
DENTSPLY SIRONA, Inc.†(b)	908	55,960
Express Scripts Holding Co.†*(a)	4,899	336,512

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Holdings, Inc.†*	1,523	$118,870
Humana, Inc.†(a)	705	128,980
Laboratory Corp. of America Holdings†*(a)	744	87,145
McKesson Corp.†(a)	1,623	255,217
Quest Diagnostics, Inc.†(a)(b)	1,015	72,522
UnitedHealth Group, Inc.†	197	25,393

		2,152,826

Household & Personal Products — 0.1%
Procter & Gamble Co. (The)	126	10,371

Insurance — 2.5%
Aon PLC (United Kingdom)†	1,945	203,155
Assurant, Inc.	1	77
Marsh & McLennan Cos., Inc.†(a)	3,708	225,409
Progressive Corp. (The)	2	70

		428,711

Materials — 15.1%
Alcoa, Inc.(b)	9,306	89,152
Avery Dennison Corp.†(a)	639	46,078
Ball Corp.†(a)	972	69,294
Dow Chemical Co. (The)†(a)	7,934	403,523
Eastman Chemical Co.†	1,046	75,553
Ecolab, Inc.†(a)	678	75,611
El du Pont de Nemours & Co.†(a)	6,190	391,951
FMC Corp.(b)	949	38,311
International Flavors & Fragrances, Inc.†	568	64,621
International Paper Co.†(b)	2,927	120,124
LyondellBasell Industries NV, Class A (Netherlands)†	3,127	267,609
Martin Marietta Materials, Inc.(b)	458	73,056
Monsanto Co.†(a)	3,128	274,451
Nucor Corp.†(a)	2,258	106,803
PPG Industries, Inc.†(a)	1,910	212,946
Sealed Air Corp.(a)(b)	707	33,943
Sherwin-Williams Co. (The)†(a)	655	186,459
Westrock Co.(a)(b)	1,812	70,722

		2,600,207

Media — 3.8%
CBS Corp., Class B, non-voting shares†	1,587	87,428
Discovery Communications, Inc., Class A*(b)	4,459	127,661

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Interpublic Group of Cos, Inc. (The)†(a)	2,864	$65,729
News Corp., Class A(a)	4,129	52,727
Omnicom Group, Inc.†	1,702	141,657
TEGNA, Inc.(a)(b)	1,577	36,996
Time Warner, Inc.†	277	20,096
Viacom, Inc., Class B†(a)	2,813	116,121

		648,415

Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
AbbVie, Inc.†(a)	3,781	215,970
Amgen, Inc.†(a)	1,593	238,839
Baxalta, Inc.	1,087	43,915
Biogen, Inc.†*(a)	1,552	404,017
Gilead Sciences, Inc.†	5,932	544,914
Johnson & Johnson†	2,277	246,371
Mallinckrodt PLC (Ireland)†*	799	48,963
Merck & Co, Inc.†(a)	10,134	536,190
Mylan NV*	3,485	161,530
Pfizer, Inc.†(b)	11,400	337,896

		2,778,605

Real Estate — 0.0%
Weyerhaeuser Co., REIT	265	8,210

Retailing — 11.2%
AutoZone, Inc.†*(b)	3	2,390
Bed Bath & Beyond, Inc.*(a)(b)	1,178	58,476
Best Buy Co., Inc.(a)(b)	2,309	74,904
Dollar General Corp.	261	22,342
GameStop Corp., Class A	745	23,639
Gap, Inc. (The)(b)	2,821	82,937
Genuine Parts Co.†	1,069	106,216
Home Depot, Inc. (The)†	360	48,035
Kohl’s Corp.(b)	1,329	61,945
L Brands, Inc.†	2,063	181,152
Macy’s, Inc.†(a)	2,204	97,174
Nordstrom, Inc.	1,233	70,540
Priceline Group, Inc. (The)†*	198	255,214
Staples, Inc.†	4,587	50,595
Target Corp.†(a)	4,277	351,912
Tiffany & Co.(b)	904	66,336
TJX Cos, Inc. (The)†	4,329	339,177
Urban Outfitters, Inc.*(a)(b)	834	27,597

		1,920,581

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 11.8%
Analog Devices, Inc.†(a)	2,243	$132,763
Applied Materials, Inc.†	2,043	43,271
First Solar, Inc.†*	722	49,435
Intel Corp.†(a)	16,832	544,515
KLA-Tencor Corp.†	10	728
Lam Research Corp.†(a)(b)	1,269	104,819
Linear Technology Corp.†(a)	1,668	74,326
NVIDIA Corp.†(b)	3,800	135,394
Qorvo, Inc.*(b)	428	21,576
QUALCOMM, Inc.†	9,351	478,210
Skyworks Solutions, Inc.(b)	92	7,167
Texas Instruments, Inc.†(a)	7,374	423,415
Xilinx, Inc.†	358	16,980

		2,032,599

Software & Services — 7.2%
Accenture PLC, Class A (Ireland)†	102	11,770
CA, Inc.†(a)	2,929	90,184
eBay, Inc.†*(a)	8,411	200,686
International Business Machines Corp.†(b)	3,658	554,004
Microsoft Corp.†	1,060	58,544
Oracle Corp.†	1,506	61,610
Symantec Corp.†(a)	4,654	85,541
Teradata Corp.*(b)	929	24,377
VeriSign, Inc.*(b)	1	89
Western Union Co. (The)†(a)(b)	3,568	68,827
Xerox Corp.†(b)	7,195	80,296

		1,235,928

Technology Hardware & Equipment — 14.7%
Amphenol Corp., Class A†(a)	1,681	97,195
Apple, Inc.†(a)	5,086	554,323
Cisco Systems, Inc.†(b)	19,192	546,396
Corning, Inc.†(a)	8,026	167,663
EMC Corp.†	5,192	138,367
F5 Networks, Inc.†*(a)	488	51,655
Harris Corp.†	883	68,750
Hewlett Packard Enterprise Co.†(a)	12,310	218,256
HP, Inc.†	12,338	152,004
Juniper Networks, Inc.†(a)(b)	2,727	69,566
Motorola Solutions, Inc.†(a)	1,238	93,717
NetApp, Inc.(a)(b)	2,075	56,627
Seagate Technology PLC (Ireland)(b)	2,106	72,552
TE Connectivity Ltd. (Switzerland)†(b)	2,709	167,741

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†(b)	1,648	$77,852

		2,532,664

Telecommunication Services — 2.0%
CenturyLink, Inc.†(a)(b)	3,442	110,006
Frontier Communications Corp.(b)	1,481	8,279
Verizon Communications, Inc.†	4,025	217,672

		335,957

Transportation — 4.5%
CH Robinson Worldwide, Inc.†(a)(b)	1,019	75,640
Delta Air Lines, Inc.†(a)	5,532	269,298
Expeditors International of Washington, Inc.†(b)	1,293	63,111
Southwest Airlines Co.†(a)	4,602	206,170
United Continental Holdings, Inc.†*	2,590	155,037

		769,256

Utilities — 0.2%
NRG Energy, Inc.(a)(b)	2,231	29,025

TOTAL COMMON STOCKS (Cost $25,634,005)		27,047,218

EXCHANGE TRADED FUNDS — 15.0%
SPDR S&P 500 ETF Trust	12,511	2,571,761

TOTAL EXCHANGE TRADED FUNDS (Cost $2,572,278)		2,571,761

TOTAL LONG POSITIONS - 172.2%		29,618,979

(Cost $28,206,283)

SHORT POSITIONS — (73.3)%
COMMON STOCKS — (73.3)%
Automobiles & Components — (0.3)%
BorgWarner, Inc.	(724)	(27,802)
Harley-Davidson, Inc.	(611)	(31,363)

		(59,165)

Capital Goods — (2.6)%
Danaher Corp.	(2,267)	(215,048)
Deere & Co.	(1,042)	(80,224)
Fastenal Co.	(278)	(13,622)
General Dynamics Corp.	(761)	(99,973)
Rockwell Collins, Inc.	(434)	(40,019)

		(448,886)

Commercial & Professional Services — (0.9)%
ADT Corp. (The)	(545)	(22,486)
Equifax, Inc.	(392)	(44,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Stericycle, Inc.*	(283)	$(35,712)
Verisk Analytics, Inc.*	(560)	(44,755)

		(147,755)

Consumer Durables & Apparel — (2.1)%
Coach, Inc.	(917)	(36,763)
Harman International Industries, Inc.	(234)	(20,835)
NIKE, Inc., Class B	(3,708)	(227,931)
PulteGroup, Inc.	(1,152)	(21,554)
Under Armour, Inc., Class A*	(713)	(60,484)

		(367,567)

Consumer Services — (1.6)%
Chipotle Mexican Grill, Inc.*	(101)	(47,568)
Marriott International, Inc., Class A	(195)	(13,880)
Starbucks Corp.	(2,479)	(147,996)
Wynn Resorts Ltd.	(335)	(31,299)
Yum! Brands, Inc.	(315)	(25,783)

		(266,526)

Diversified Financials — (0.5)%
CME Group, Inc.	(13)	(1,249)
Intercontinental Exchange, Inc.	(363)	(85,356)

		(86,605)

Energy — (11.3)%
Anadarko Petroleum Corp.	(1,677)	(78,098)
Apache Corp.	(1,249)	(60,964)
Cabot Oil & Gas Corp.	(1,366)	(31,022)
Chesapeake Energy Corp.	(2,184)	(8,998)
Chevron Corp.	(2,662)	(253,955)
Cimarex Energy Co.	(313)	(30,445)
Concho Resources, Inc.*	(426)	(43,043)
ConocoPhillips	(4,081)	(164,342)
Devon Energy Corp.	(1,380)	(37,867)
EOG Resources, Inc.	(1,815)	(131,733)
EQT Corp.	(501)	(33,697)
Exxon Mobil Corp.	(2,998)	(250,603)
Halliburton Co.	(2,446)	(87,371)
Hess Corp.	(944)	(49,702)
Kinder Morgan, Inc.	(7,362)	(131,485)
Marathon Oil Corp.	(2,235)	(24,898)
Marathon Petroleum Corp.	(1,753)	(65,177)
Murphy Oil Corp.	(568)	(14,308)
Newfield Exploration Co.*	(539)	(17,922)
Noble Energy, Inc.	(1,426)	(44,791)
Occidental Petroleum Corp.	(2,521)	(172,512)

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.	(692)	$(20,663)
Pioneer Natural Resources Co.	(493)	(69,385)
Southwestern Energy Co.*	(1,288)	(10,394)
Spectra Energy Corp.	(2,217)	(67,840)
Williams Cos., Inc. (The)	(2,474)	(39,757)

		(1,940,972)

Food & Staples Retailing — (2.4)%
Costco Wholesale Corp.	(1,404)	(221,242)
Kroger Co. (The)	(3,193)	(122,132)
Sysco Corp.	(1,446)	(67,572)

		(410,946)

Food, Beverage & Tobacco — (3.2)%
Brown-Forman Corp., Class B	(658)	(64,793)
Coca-Cola Co. (The)	(1,445)	(67,034)
ConAgra Foods, Inc.	(1,434)	(63,985)
Constellation Brands, Inc., Class A	(675)	(101,986)
Kraft Heinz Co. (The)	(743)	(58,370)
Mead Johnson Nutrition Co.	(614)	(52,172)
Molson Coors Brewing Co., Class B	(610)	(58,670)
Monster Beverage Corp.*	(617)	(82,295)

		(549,305)

Health Care Equipment & Services — (2.8)%
AmerisourceBergen Corp.	(254)	(21,984)
Becton Dickinson and Co.	(93)	(14,119)
Boston Scientific Corp.*	(4,447)	(83,648)
Cerner Corp.*	(1,167)	(61,804)
Edwards Lifesciences Corp.*	(712)	(62,806)
Henry Schein, Inc.*	(122)	(21,061)
Hologic, Inc.*	(481)	(16,594)
Intuitive Surgical, Inc.*	(124)	(74,530)
Medtronic PLC (Ireland)	(687)	(51,525)
Patterson Cos, Inc.	(328)	(15,262)
St Jude Medical, Inc.	(744)	(40,920)
Tenet Healthcare Corp.*	(327)	(9,460)
Universal Health Services, Inc., Class B	(43)	(5,363)

		(479,076)

Household & Personal Products — (1.1)%
Clorox Co. (The)	(428)	(53,954)
Colgate-Palmolive Co.	(847)	(59,841)
Estee Lauder Cos, Inc., Class A (The)	(775)	(73,090)

		(186,885)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (0.2)%
Willis Towers Watson PLC	(227)	$(26,936)

Materials — (1.7)%
Air Products & Chemicals, Inc.	(713)	(102,708)
Airgas, Inc.	(239)	(33,851)
CF Industries Holdings, Inc.	(769)	(24,100)
Freeport-McMoRan, Inc.	(4,127)	(42,673)
Newmont Mining Corp.	(1,748)	(46,462)
Owens-Illinois, Inc.*	(531)	(8,475)
Praxair, Inc.	(245)	(28,040)

		(286,309)

Media — (1.9)%
Cablevision Systems Corp., Class A	(914)	(30,162)
Scripps Networks Interactive, Inc., Class A	(54)	(3,537)
Time Warner Cable, Inc.	(335)	(68,548)
Twenty-First Century Fox, Inc., Class A	(6,379)	(177,847)
Walt Disney Co. (The)	(475)	(47,172)

		(327,266)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(1,084)	(43,197)
Alexion Pharmaceuticals, Inc.*	(745)	(103,718)
Allergan PLC (Ireland)*	(565)	(151,420)
Bristol-Myers Squibb Co.	(3,631)	(231,948)
Celgene Corp.*	(1,677)	(167,851)
Eli Lilly & Co.	(506)	(36,437)
Endo International PLC (Ireland)*	(730)	(20,550)
Illumina, Inc.*	(487)	(78,948)
PerkinElmer, Inc.	(370)	(18,300)
Perrigo Co. PLC (Ireland)	(472)	(60,383)
Regeneron Pharmaceuticals, Inc.*	(345)	(124,352)
Thermo Fisher Scientific, Inc.	(418)	(59,185)
Vertex Pharmaceuticals, Inc.*	(831)	(66,056)

		(1,162,345)

Real Estate — (2.7)%
American Tower Corp., REIT	(1,398)	(143,113)
Crown Castle International Corp., REIT	(1,102)	(95,323)
Equinix, Inc., REIT	(205)	(67,799)
Public Storage, REIT	(570)	(157,223)

		(463,458)

Retailing — (4.4)%
Amazon.com, Inc.*	(454)	(269,512)

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoNation, Inc.*	(281)	$(13,117)
CarMax, Inc.*	(652)	(33,317)
Dollar Tree, Inc.*	(220)	(18,141)
Expedia, Inc.	(512)	(55,204)
Lowe’s Cos, Inc.	(640)	(48,480)
Netflix, Inc.*	(1,412)	(144,349)
O’Reilly Automotive, Inc.*	(273)	(74,709)
Signet Jewelers Ltd. (Bermuda)	(263)	(32,620)
Tractor Supply Co.	(444)	(40,164)
TripAdvisor, Inc.*	(479)	(31,854)

		(761,467)

Semiconductors & Semiconductor Equipment — (1.2)%
Broadcom Ltd. (Singapore)	(919)	(141,986)
Microchip Technology, Inc.	(672)	(32,390)
Micron Technology, Inc.*	(3,417)	(35,776)

		(210,152)

Software & Services — (9.9)%
Activision Blizzard, Inc.	(2,426)	(82,095)
Adobe Systems, Inc.*	(1,639)	(153,738)
Akamai Technologies, Inc.*	(585)	(32,508)
Alliance Data Systems Corp.*	(201)	(44,220)
Alphabet, Inc., Class A*	(260)	(198,354)
Autodesk, Inc.*	(741)	(43,208)
Automatic Data Processing, Inc.	(1,515)	(135,911)
CSRA, Inc.	(4)	(108)
Electronic Arts, Inc.*	(1,023)	(67,631)
Facebook, Inc., Class A*	(2,237)	(255,242)
Fidelity National Information Services, Inc.	(1,070)	(67,742)
Fiserv, Inc.*	(578)	(59,291)
Intuit, Inc.	(848)	(88,200)
MasterCard, Inc., Class A	(738)	(69,741)
Paychex, Inc.	(120)	(6,481)
PayPal Holdings, Inc.*	(4,041)	(155,983)
Red Hat, Inc.*	(602)	(44,855)
salesforce.com inc*	(2,215)	(163,533)
Total System Services, Inc.	(492)	(23,409)
Visa, Inc., Class A	(248)	(18,967)

		(1,711,217)

Technology Hardware & Equipment — (0.3)%
SanDisk Corp.	(691)	(52,571)

Telecommunication Services — (1.8)%
AT&T, Inc.	(6,492)	(254,292)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(1,177)	$(62,204)

		(316,496)

Transportation — (2.3)%
CSX Corp.	(3,097)	(79,748)
FedEx Corp.	(800)	(130,176)
JB Hunt Transport Services, Inc.	(377)	(31,758)
Kansas City Southern	(358)	(30,591)
Norfolk Southern Corp.	(984)	(81,918)
Ryder System, Inc.	(176)	(11,401)
United Parcel Service, Inc., Class B	(302)	(31,852)

		(397,444)

Utilities — (11.3)%
AGL Resources, Inc.	(397)	(25,860)
Ameren Corp.	(802)	(40,180)
American Electric Power Co., Inc.	(1,621)	(107,634)
American Water Works Co., Inc.	(597)	(41,151)
CenterPoint Energy, Inc.	(1,419)	(29,685)
CMS Energy Corp.	(915)	(38,833)
Consolidated Edison, Inc.	(967)	(74,092)
Dominion Resources, Inc.	(1,964)	(147,536)
DTE Energy Co.	(592)	(53,671)
Duke Energy Corp.	(2,271)	(183,224)
Edison International	(1,075)	(77,282)
Entergy Corp.	(589)	(46,696)
Eversource Energy	(1,047)	(61,082)
Exelon Corp.	(3,037)	(108,907)
FirstEnergy Corp.	(579)	(20,827)
NextEra Energy, Inc.	(1,522)	(180,113)
NiSource, Inc.	(1,053)	(24,809)
PG&E Corp.	(1,624)	(96,985)
PPL Corp.	(2,225)	(84,706)
Public Service Enterprise Group, Inc.	(1,670)	(78,724)
SCANA Corp.	(472)	(33,111)
Sempra Energy	(819)	(85,217)
Southern Co. (The)	(3,001)	(155,242)
TECO Energy, Inc.	(776)	(21,363)
WEC Energy Group, Inc.	(1,042)	(62,593)
Xcel Energy, Inc.	(1,675)	(70,048)

		(1,949,571)

TOTAL COMMON STOCK (Proceeds $12,389,720)		(12,608,920)

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

Value
TOTAL SECURITIES SOLD SHORT - (73.3)%	$(12,608,920)

(Proceeds $12,389,720)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	195,461

NET ASSETS - 100.0%	$17,205,520

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

60

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 60.1%
SPDR S&P 500 ETF Trust	5,833	$1,206,906

TOTAL EXCHANGE TRADED FUNDS (Cost $1,199,272)		1,206,906

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		800,728

NET ASSETS - 100.0%		$2,007,634

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

61

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 180.6%
COMMON STOCKS — 177.4%
Automobiles & Components — 2.8%
Delphi Automotive PLC (Jersey)†	225	$16,880
Ford Motor Co.†	3,213	43,376
General Motors Co.†	6,935	217,967
Goodyear Tire & Rubber Co. (The)†	1,527	50,360
Johnson Controls, Inc.†	2,942	114,650

		443,233

Banks — 4.9%
Bank of America Corp.†(a)	8,404	113,622
BB&T Corp.(b)	631	20,993
Citigroup, Inc.†(a)	2,390	99,782
Citizens Financial Group, Inc.	427	8,946
Comerica, Inc.(b)	142	5,378
Fifth Third Bancorp	635	10,598
Huntington Bancshares, Inc.	642	6,125
JPMorgan Chase & Co.†(a)	2,966	175,646
KeyCorp	676	7,463
M&T Bank Corp.	129	14,319
People’s United Financial, Inc.	245	3,903
PNC Financial Services Group, Inc. (The)†	408	34,505
Regions Financial Corp.	1,051	8,250
SunTrust Banks, Inc.	411	14,829
US Bancorp(b)	1,413	57,354
Wells Fargo & Co.†	4,104	198,469
Zions Bancorporation(b)	165	3,995

		784,177

Capital Goods — 21.2%
3M Co.†	607	101,144
Allegion PLC (Ireland)	549	34,977
AMETEK, Inc.†(a)	1,104	55,178
Boeing Co. (The)†(b)	3,484	442,259
Caterpillar, Inc.(a)(b)	3,311	253,424
Cummins, Inc.†(a)(b)	1,002	110,160
Dover Corp.(b)	887	57,061
Eaton Corp. PLC (Ireland)†	1,976	123,619
Emerson Electric Co.†(a)	3,677	199,955
Flowserve Corp.†(b)	738	32,775
Fluor Corp.†	795	42,692
Honeywell International, Inc.†(a)	2,079	232,952
Illinois Tool Works, Inc.†	2,065	211,539
Ingersoll-Rand PLC (Ireland)†	1,538	95,371
Jacobs Engineering Group, Inc.*(b)	702	30,572

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L-3 Communications Holdings, Inc.†(b)	449	$53,206
Masco Corp.†(b)	1,888	59,378
Northrop Grumman Corp.†	157	31,070
PACCAR, Inc.†	2,009	109,872
Parker-Hannifin Corp.†(b)	772	85,754
Pentair PLC (Ireland)(b)	212	11,503
Quanta Services, Inc.†*	914	20,620
Raytheon Co.†	1,203	147,524
Rockwell Automation, Inc.†	436	49,595
Roper Technologies, Inc.(b)	81	14,804
Snap-on, Inc.	333	52,278
Stanley Black & Decker, Inc.†(a)	881	92,690
Textron, Inc.†	1,568	57,169
United Rentals, Inc.†*	546	33,956
United Technologies Corp.†(a)	4,428	443,243
WW Grainger, Inc.(a)(b)	354	82,634
Xylem, Inc.	1,020	41,718

		3,410,692

Commercial & Professional Services — 1.7%
Cintas Corp.†	286	25,686
Dun & Bradstreet Corp. (The)(b)	207	21,338
Nielsen Holdings PLC (United Kingdom)(b)	293	15,429
Pitney Bowes, Inc.†	1,127	24,276
Republic Services, Inc.	279	13,294
Robert Half International, Inc.†(b)	750	34,935
Tyco International PLC (Ireland)	2,159	79,257
Waste Management, Inc.†	1,071	63,189

		277,404

Consumer Durables & Apparel — 4.6%
DR Horton, Inc.†	2,114	63,906
Garmin Ltd. (Switzerland)(b)	1,085	43,357
Hanesbrands, Inc.†(b)	2,248	63,708
Hasbro, Inc.(a)	713	57,111
Leggett & Platt, Inc.†	571	27,636
Lennar Corp., Class A(b)	170	8,221
Mattel, Inc.(b)	1,942	65,290
Michael Kors Holdings Ltd. (British Virgin Islands)†*(b)	1,045	59,523
Mohawk Industries, Inc.*	59	11,263
Newell Rubbermaid, Inc.(b)	216	9,567
PVH Corp.†	468	46,360

The accompanying notes are an integral part of the financial statements.

62

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.	481	$46,301
VF Corp.(b)	2,439	157,950
Whirlpool Corp.†	440	79,350

		739,543

Consumer Services — 2.4%
Carnival Corp. (Panama)†	1,368	72,189
Darden Restaurants, Inc.†(a)	733	48,598
H&R Block, Inc.	181	4,782
McDonald’s Corp.†(a)	734	92,249
Royal Caribbean Cruises, Ltd. (Liberia)(b)	484	39,761
Starwood Hotels & Resorts Worldwide, Inc.(a)	965	80,510
Wyndham Worldwide Corp.(b)	651	49,756

		387,845

Diversified Financials — 8.4%
Affiliated Managers Group, Inc.†*	219	35,566
American Express Co.†	784	48,138
Ameriprise Financial, Inc.†	138	12,973
Bank of New York Mellon Corp. (The)†	878	32,337
Berkshire Hathaway Inc., Class B†*(a)	1,995	283,051
BlackRock, Inc.†(a)	761	259,174
Capital One Financial Corp.†	426	29,526
Charles Schwab Corp. (The)†	1,069	29,953
CME Group, Inc.†	147	14,119
Discover Financial Services†	341	17,364
E*TRADE Financial Corp.*	235	5,755
Franklin Resources, Inc.†(b)	3,403	132,887
Goldman Sachs Group, Inc. (The)†	357	56,042
Invesco, Ltd. (Bermuda)†(b)	2,377	73,140
Legg Mason, Inc.†	618	21,432
Leucadia National Corp.	293	4,738
McGraw Hill Financial, Inc.†	215	21,281
Moody’s Corp.†	335	32,348
Morgan Stanley†	1,554	38,866
NASDAQ, Inc.†	682	45,271
Navient Corp.(b)	281	3,364
Northern Trust Corp.(b)	185	12,056
State Street Corp.	323	18,902
Synchrony Financial†*	675	19,346
T Rowe Price Group, Inc.†(b)	1,432	105,195

		1,352,824

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 6.5%
Baker Hughes, Inc.†(a)	2,499	$109,531
Cameron International Corp.†*(a)	1,093	73,286
Columbia Pipeline Group, Inc.	323	8,107
Diamond Offshore Drilling, Inc.(b)	785	17,058
FMC Technologies, Inc.†*(a)	1,297	35,486
Helmerich & Payne, Inc.†(b)	618	36,289
National Oilwell Varco, Inc.†(b)	2,149	66,834
Phillips 66†(b)	969	83,906
Range Resources Corp.(b)	968	31,344
Schlumberger Ltd. (Curacao)(b)	4,604	339,545
Tesoro Corp.†	682	58,659
Transocean Ltd. (Switzerland)(b)	2,082	19,029
Valero Energy Corp.†(a)	2,705	173,499

		1,052,573

Food & Staples Retailing — 3.8%
CVS Health Corp.†(a)(b)	978	101,448
Walgreens Boots Alliance, Inc.(a)	818	68,908
Wal-Mart Stores, Inc.†(a)	6,187	423,748
Whole Foods Market, Inc.	370	11,511

		605,615

Food, Beverage & Tobacco — 9.6%
Altria Group, Inc.†(a)	3,179	199,196
Archer-Daniels-Midland Co.†	3,402	123,527
Campbell Soup Co.	1,667	106,338
Coca-Cola Co. (The)(a)	1,403	65,085
Coca-Cola Enterprises, Inc.†(a)	1,300	65,962
Dr Pepper Snapple Group, Inc.†	1,074	96,037
General Mills, Inc.†(a)	2,075	131,451
Hershey Co. (The)†(b)	1,240	114,192
Hormel Foods Corp.†(b)	428	18,507
JM Smucker Co. (The)(a)	685	88,940
Kellogg Co.†	199	15,233
Kraft Heinz Co. (The)	3	236
McCormick & Co., Inc., non-voting shares(a)	384	38,200
Mondelez International, Inc., Class A†	1,275	51,153
PepsiCo, Inc.(a)	1,104	113,138
Philip Morris International, Inc.†	1,254	123,030
Reynolds American, Inc.	1,155	58,108
Tyson Foods, Inc., Class A†	2,076	138,386

		1,546,719

The accompanying notes are an integral part of the financial statements.

63

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 12.5%
Abbott Laboratories†	1,192	$49,861
Aetna, Inc.†(a)(b)	1,998	224,475
Anthem, Inc.†	511	71,024
Baxter International, Inc.†	3,126	128,416
Becton Dickinson and Co.	87	13,208
Cardinal Health, Inc.†(a)(b)	1,211	99,241
Centene Corp.*	688	42,360
Cigna Corp.†(b)	1,463	200,782
CR Bard, Inc.(a)	313	63,436
DaVita HealthCare Partners, Inc.†*	1,200	88,056
DENTSPLY SIRONA, Inc.†(a)(b)	699	43,079
Express Scripts Holding Co.†*(a)	3,944	270,913
HCA Holdings, Inc.†*(a)	1,370	106,928
Humana, Inc.†	631	115,441
Laboratory Corp. of America Holdings*(a)	600	70,278
McKesson Corp.†	1,307	205,526
Medtronic PLC (Ireland)	107	8,025
Quest Diagnostics, Inc.†(b)	818	58,446
Stryker Corp.†(b)	302	32,402
UnitedHealth Group, Inc.†	788	101,573
Universal Health Services, Inc., Class B†	22	2,744
Varian Medical Systems, Inc.*(b)	77	6,162
Zimmer Biomet Holdings, Inc.	164	17,487

		2,019,863

Household & Personal Products — 1.6%
Church & Dwight Co., Inc.	107	9,863
Kimberly-Clark Corp.(a)	293	39,411
Procter & Gamble Co. (The)†	2,472	203,470

		252,744

Insurance — 4.1%
Aflac, Inc.†	343	21,657
Allstate Corp. (The)†	308	20,750
American International Group, Inc.†	966	52,212
Aon PLC (United Kingdom)	1,566	163,569
Assurant, Inc.	53	4,089
Chubb Ltd. (Switzerland)	262	31,217
Cincinnati Financial Corp.	132	8,628
Hartford Financial Services Group, Inc. (The)	325	14,976
Lincoln National Corp.	197	7,722
Loews Corp.(b)	275	10,522
Marsh & McLennan Cos., Inc.†	2,984	181,397

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
MetLife, Inc.†	889	$39,063
Principal Financial Group, Inc.	235	9,271
Progressive Corp. (The)	472	16,586
Prudential Financial, Inc.(b)	361	26,071
Torchmark Corp.	99	5,362
Travelers Cos, Inc. (The)†	239	27,894
Unum Group	195	6,029
XL Group PLC (Ireland)	238	8,758

		655,773

Materials — 13.3%
Alcoa, Inc.(b)	7,490	71,754
Avery Dennison Corp.†	515	37,137
Ball Corp.†	784	55,891
Dow Chemical Co. (The)†	6,386	324,792
Eastman Chemical Co.†	842	60,818
Ecolab, Inc.†(a)	700	78,064
El du Pont de Nemours & Co.†	4,982	315,460
FMC Corp.(b)	765	30,883
International Flavors & Fragrances, Inc.(a)(b)	458	52,107
International Paper Co.†(b)	2,356	96,690
LyondellBasell Industries NV, Class A (Netherlands)†	2,517	215,405
Martin Marietta Materials, Inc.(b)	369	58,859
Monsanto Co.†	2,517	220,842
Mosaic Co. (The)(b)	285	7,695
Nucor Corp.†(b)	1,818	85,991
PPG Industries, Inc.†	1,538	171,472
Praxair, Inc.	9	1,030
Sealed Air Corp.(b)	914	43,881
Sherwin-Williams Co. (The)†(a)	528	150,306
Vulcan Materials Co.	108	11,402
Westrock Co.†(b)	1,458	56,906

		2,147,385

Media — 4.7%
CBS Corp., Class B†(a)	1,627	89,631
Comcast Corp., Class A†(a)	1,977	120,755
Discovery Communications, Inc., Class A†*(a)(b)	3,589	102,753
Interpublic Group of Cos, Inc. (The)†	2,305	52,900
News Corp., Class A(a)	3,323	42,435
Omnicom Group, Inc.†(b)	1,371	114,108
Scripps Networks Interactive, Inc., Class A	67	4,388

The accompanying notes are an integral part of the financial statements.

64

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
TEGNA, Inc.†(b)	1,270	$29,794
Time Warner, Inc.†	744	53,977
Viacom, Inc., Class B†(b)	2,265	93,499
Walt Disney Co. (The)†	561	55,713

		759,953

Pharmaceuticals, Biotechnology & Life Sciences — 17.9%
AbbVie, Inc.†	4,150	237,048
Amgen, Inc.†	1,729	259,229
Baxalta, Inc.(a)	1,827	73,811
Biogen Inc.†*(b)	1,250	325,400
Eli Lilly & Co.	79	5,689
Gilead Sciences, Inc.†(a)	5,206	478,223
Johnson & Johnson†(b)	3,945	426,849
Mallinckrodt PLC (Ireland)*	644	39,464
Merck & Co, Inc.†(a)	9,239	488,835
Mylan Nv (Netherlands)*(b)	2,805	130,012
Pfizer, Inc.(a)(b)	13,374	396,405
Waters Corp.*	65	8,575
Zoetis, Inc.	349	15,471

		2,885,011

Real Estate — 2.1%
Apartment Investment & Management Co., Class A, REIT	126	5,269
AvalonBay Communities, Inc., REIT	110	20,922
Boston Properties, Inc., REIT†	124	15,758
CBRE Group, Inc., Class A*	270	7,781
Equity Residential REIT	295	22,134
Essex Property Trust, Inc., REIT	52	12,161
Extra Space Storage, Inc., REIT	100	9,346
Federal Realty Investment Trust REIT	56	8,739
General Growth Properties, Inc., REIT†	714	21,227
HCP, Inc., REIT†	376	12,250
Host Hotels & Resorts, Inc., REIT(b)	607	10,137
Iron Mountain, Inc., REIT(b)	171	5,799
Kimco Realty Corp., REIT	334	9,613
Macerich Co. (The), REIT	125	9,905
Prologis, Inc., REIT	424	18,732
Realty Income Corp., REIT(b)	210	13,127
Simon Property Group, Inc., REIT†	250	51,922
SL Green Realty Corp., REIT(b)	81	7,847
UDR, Inc. REIT	212	8,168
Ventas, Inc., REIT(b)	270	16,999
Vornado Realty Trust REIT	152	14,353

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	287	$19,901
Weyerhaeuser Co., REIT	413	12,795

		334,885

Retailing — 10.0%
Advance Auto Parts, Inc.†	59	9,460
AutoZone, Inc.†*	15	11,950
Bed Bath & Beyond, Inc.*(b)	949	47,108
Best Buy Co., Inc.†(b)	1,858	60,273
Dollar General Corp.†	668	57,181
GameStop Corp., Class A(b)	591	18,752
Gap, Inc. (The)(b)	2,270	66,738
Genuine Parts Co.†(a)	861	85,549
Home Depot, Inc. (The)†	64	8,540
Kohl’s Corp.(b)	1,070	49,873
L Brands, Inc.(a)(b)	1,658	145,589
Macy’s, Inc.†(a)	1,774	78,216
Nordstrom, Inc.(a)	992	56,752
Priceline Group, Inc. (The)†*(a)	164	211,389
Ross Stores, Inc.	334	19,339
Staples, Inc.†	3,692	40,723
Target Corp.†	3,443	283,290
Tiffany & Co.†(b)	729	53,494
TJX Cos, Inc. (The)(a)(b)	3,564	279,239
Urban Outfitters, Inc.†*(b)	671	22,203

		1,605,658

Semiconductors & Semiconductor Equipment — 10.8%
Analog Devices, Inc.†(a)	1,810	107,134
Applied Materials, Inc.†	1,710	36,218
First Solar, Inc.*(b)	582	39,850
Intel Corp.†	15,333	496,023
KLA-Tencor Corp.†	126	9,174
Lam Research Corp.†(b)	1,022	84,417
Linear Technology Corp.†(b)	1,368	60,958
NVIDIA Corp.†(b)	3,059	108,992
Qorvo, Inc.*(b)	373	18,803
QUALCOMM, Inc.†(a)	8,048	411,575
Texas Instruments, Inc.†	5,935	340,788
Xilinx, Inc.	559	26,513

		1,740,445

Software & Services — 11.2%
Accenture PLC, Class A (Ireland)	499	57,585
Alphabet, Inc., Class A†*(a)	142	108,332
CA, Inc.†(a)	2,358	72,603

The accompanying notes are an integral part of the financial statements.

65

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Citrix Systems, Inc.*	98	$7,701
Cognizant Technology Solutions Corp., Class A†*	494	30,974
CSRA, Inc.†	118	3,174
eBay, Inc.†*(a)	6,769	161,508
International Business Machines Corp.†	3,280	496,756
Microsoft Corp.†(a)	5,756	317,904
Oracle Corp.†(b)	5,028	205,695
Paychex, Inc.(b)	89	4,807
Symantec Corp.†	3,755	69,017
Teradata Corp.†*(b)	748	19,628
Visa, Inc., Class A†(a)	1,306	99,883
Western Union Co. (The)(b)	2,873	55,420
Xerox Corp.†(b)	5,791	64,628
Yahoo!, Inc.†*	765	28,160

		1,803,775

Technology Hardware & Equipment — 15.7%
Amphenol Corp., Class A†	1,241	71,755
Apple, Inc.†(a)	7,915	862,656
Cisco Systems, Inc.†(b)	17,246	490,994
Corning, Inc.†(b)	6,460	134,949
EMC Corp.†	5,138	136,928
F5 Networks, Inc.†*(b)	394	41,705
FLIR Systems, Inc.	111	3,657
Harris Corp.(a)	712	55,436
Hewlett Packard Enterprise Co.†(a)	9,907	175,651
HP, Inc.†	9,930	122,338
Juniper Networks, Inc.†	2,196	56,020
Motorola Solutions, Inc.†	997	75,473
NetApp, Inc.†(b)	1,670	45,574
Seagate Technology PLC (Ireland)†(b)	1,695	58,393
TE Connectivity Ltd. (Switzerland)†	2,181	135,047
Western Digital Corp.†(b)	1,327	62,687

		2,529,263

Telecommunication Services — 2.8%
AT&T, Inc.†	1	39
CenturyLink, Inc.†(a)(b)	3,108	99,332
Frontier Communications Corp.(b)	1,382	7,725
Verizon Communications, Inc.†	6,291	340,217

		447,313

Transportation — 4.6%
American Airlines Group, Inc.†	505	20,710

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.†(b)	821	$60,943
Delta Air Lines, Inc.†(a)	4,453	216,772
Expeditors International of Washington, Inc.†(b)	1,041	50,811
Southwest Airlines Co.†	3,705	165,984
Union Pacific Corp.(a)(b)	736	58,549
United Continental Holdings, Inc.†*(a)	2,085	124,808
United Parcel Service, Inc., Class B†	326	34,383

		732,960

Utilities — 0.2%
AES Corp.†	540	6,372
NRG Energy, Inc.†	1,797	23,379
Pinnacle West Capital Corp.	109	8,183

		37,934

TOTAL COMMON STOCKS (Cost $27,064,556)		28,553,587

EXCHANGE TRADED FUNDS — 3.2%
SPDR S&P 500 ETF Trust	2,486	511,022

TOTAL EXCHANGE TRADED FUNDS (Cost $507,911)		511,022

TOTAL LONG POSITIONS - 180.6%		29,064,609

(Cost $27,572,467)

SHORT POSITIONS — (81.7)%
COMMON STOCKS — (81.7)%
Automobiles & Components — (0.5)%
BorgWarner, Inc.	(899)	(34,522)
Harley-Davidson, Inc.	(757)	(38,857)

		(73,379)

Capital Goods — (4.2)%
Danaher Corp.	(2,623)	(248,818)
Deere & Co.	(1,287)	(99,086)
Fastenal Co.	(15)	(735)
General Dynamics Corp.	(664)	(87,230)
Lockheed Martin Corp.	(868)	(192,262)
Rockwell Collins, Inc.	(538)	(49,609)

		(677,740)

Commercial & Professional Services — (1.1)%
ADT Corp. (The)	(676)	(27,892)
Equifax, Inc.	(487)	(55,659)
Stericycle, Inc.*	(347)	(43,788)

The accompanying notes are an integral part of the financial statements.

66

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.*	(695)	$(55,544)

		(182,883)

Consumer Durables & Apparel — (2.4)%
Coach, Inc.	(1,138)	(45,622)
Harman International Industries, Inc.	(291)	(25,911)
NIKE, Inc., Class B	(3,531)	(217,051)
PulteGroup, Inc.	(1,430)	(26,755)
Under Armour, Inc., Class A*	(885)	(75,075)

		(390,414)

Consumer Services — (1.4)%
Chipotle Mexican Grill, Inc.*	(126)	(59,342)
Marriott International, Inc., Class A	(7)	(498)
Starbucks Corp.	(2,121)	(126,624)
Wynn Resorts Ltd.	(416)	(38,867)

		(225,331)

Diversified Financials — (0.5)%
Intercontinental Exchange, Inc.	(320)	(75,245)

Energy — (12.8)%
Anadarko Petroleum Corp.	(2,081)	(96,912)
Apache Corp.	(1,549)	(75,607)
Cabot Oil & Gas Corp.	(1,695)	(38,493)
Chevron Corp.	(2,403)	(229,246)
Cimarex Energy Co.	(388)	(37,741)
Concho Resources, Inc.*	(529)	(53,450)
ConocoPhillips	(5,064)	(203,927)
Devon Energy Corp.	(1,712)	(46,977)
EOG Resources, Inc.	(2,252)	(163,450)
EQT Corp.	(622)	(41,836)
Exxon Mobil Corp.	(1,047)	(87,519)
Halliburton Co.	(2,334)	(83,370)
Hess Corp.	(1,172)	(61,706)
Kinder Morgan, Inc.	(9,134)	(163,133)
Marathon Oil Corp.	(2,773)	(30,891)
Marathon Petroleum Corp.	(2,175)	(80,866)
Murphy Oil Corp.	(704)	(17,734)
Newfield Exploration Co.*	(669)	(22,244)
Noble Energy, Inc.	(1,770)	(55,596)
Occidental Petroleum Corp.	(3,129)	(214,117)
ONEOK, Inc.	(859)	(25,650)
Pioneer Natural Resources Co.	(612)	(86,133)
Southwestern Energy Co.*	(1,598)	(12,896)
Spectra Energy Corp.	(2,751)	(84,181)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(3,069)	$(49,319)

		(2,062,994)

Food & Staples Retailing — (2.7)%
Costco Wholesale Corp.	(1,468)	(231,327)
Kroger Co. (The)	(3,963)	(151,585)
Sysco Corp.	(1,089)	(50,889)

		(433,801)

Food, Beverage & Tobacco — (3.0)%
Brown-Forman Corp., Class B	(816)	(80,352)
ConAgra Foods, Inc.	(1,779)	(79,379)
Constellation Brands, Inc., Class A	(837)	(126,462)
Mead Johnson Nutrition Co.	(520)	(44,184)
Molson Coors Brewing Co., Class B	(757)	(72,808)
Monster Beverage Corp.*	(523)	(69,758)

		(472,943)

Health Care Equipment & Services — (2.8)%
AmerisourceBergen Corp.	(44)	(3,808)
Boston Scientific Corp.*	(5,518)	(103,794)
Cerner Corp.*	(1,449)	(76,739)
Edwards Lifesciences Corp.*	(883)	(77,889)
Henry Schein, Inc.*	(80)	(13,810)
Hologic, Inc.*	(499)	(17,216)
Intuitive Surgical, Inc.*	(154)	(92,562)
Patterson Cos, Inc.	(406)	(18,891)
St Jude Medical, Inc.	(518)	(28,490)
Tenet Healthcare Corp.*	(406)	(11,746)

		(444,945)

Household & Personal Products — (0.9)%
Clorox Co. (The)	(531)	(66,938)
Colgate-Palmolive Co.	(314)	(22,184)
Estee Lauder Cos, Inc., Class A (The)	(640)	(60,358)

		(149,480)

Insurance — (0.2)%
Willis Towers Watson PLC (Ireland)	(281)	(33,343)

Materials — (1.9)%
Air Products & Chemicals, Inc.	(772)	(111,207)
Airgas, Inc.	(297)	(42,067)
CF Industries Holdings, Inc.	(955)	(29,930)
Freeport-McMoRan, Inc.	(5,121)	(52,951)
Newmont Mining Corp.	(2,170)	(57,679)

The accompanying notes are an integral part of the financial statements.

67

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Owens-Illinois, Inc.*	(659)	$(10,518)

		(304,352)

Media — (1.8)%
Cablevision Systems Corp., Class A	(1,134)	(37,422)
Time Warner Cable, Inc.	(170)	(34,785)
Twenty-First Century Fox, Inc., Class A	(7,916)	(220,698)

		(292,905)

Pharmaceuticals, Biotechnology & Life Sciences — (7.3)%
Agilent Technologies, Inc.	(1,344)	(53,558)
Alexion Pharmaceuticals, Inc.*	(924)	(128,639)
Allergan PLC (Ireland)*	(448)	(120,077)
Bristol-Myers Squibb Co.	(3,542)	(226,263)
Celgene Corp.*	(1,638)	(163,947)
Endo International PLC (Ireland)*	(906)	(25,504)
Illumina, Inc.*	(604)	(97,914)
PerkinElmer, Inc.	(460)	(22,752)
Perrigo Co. PLC (Ireland)	(587)	(75,095)
Regeneron Pharmaceuticals, Inc.*	(428)	(154,268)
Thermo Fisher Scientific, Inc.	(178)	(25,203)
Vertex Pharmaceuticals, Inc.*	(1,031)	(81,954)

		(1,175,174)

Real Estate — (3.6)%
American Tower Corp., REIT	(1,734)	(177,510)
Crown Castle International Corp., REIT	(1,367)	(118,246)
Equinix, Inc., REIT	(254)	(84,000)
Public Storage, REIT	(708)	(195,288)

		(575,044)

Retailing — (4.0)%
Amazon.com, Inc.*	(245)	(145,442)
AutoNation, Inc.*	(185)	(8,636)
CarMax, Inc.*	(809)	(41,340)
Dollar Tree, Inc.*	(79)	(6,514)
Expedia, Inc.	(635)	(68,466)
Lowe’s Cos, Inc.	(36)	(2,727)
Netflix, Inc.*	(1,752)	(179,107)
O’Reilly Automotive, Inc.*	(245)	(67,047)
Signet Jewelers Ltd. (Bermuda)	(326)	(40,434)
Tractor Supply Co.	(550)	(49,753)
TripAdvisor, Inc.*	(595)	(39,568)

		(649,034)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (1.6)%
Broadcom Ltd. (Singapore)	(1,133)	$(175,048)
Microchip Technology, Inc.	(834)	(40,199)
Micron Technology, Inc.*	(4,244)	(44,435)
Skyworks Solutions, Inc.	(4)	(312)

		(259,994)

Software & Services — (9.7)%
Activision Blizzard, Inc.	(3,010)	(101,858)
Adobe Systems, Inc.*	(2,034)	(190,789)
Akamai Technologies, Inc.*	(727)	(40,399)
Alliance Data Systems Corp.*	(249)	(54,780)
Autodesk, Inc.*	(920)	(53,645)
Automatic Data Processing, Inc.	(1,850)	(165,963)
Electronic Arts, Inc.*	(1,270)	(83,960)
Facebook, Inc., Class A*	(990)	(112,959)
Fidelity National Information Services, Inc.	(1,328)	(84,076)
Fiserv, Inc.*	(480)	(49,238)
Intuit, Inc.	(1,052)	(109,419)
MasterCard, Inc., Class A	(53)	(5,008)
PayPal Holdings, Inc.*	(5,016)	(193,618)
Red Hat, Inc.*	(741)	(55,212)
salesforce.com inc*	(2,749)	(202,959)
Total System Services, Inc.	(292)	(13,893)
Verisign, Inc.*	(534)	(47,280)

		(1,565,056)

Technology Hardware & Equipment — (0.4)%
SanDisk Corp.	(857)	(65,201)

Telecommunication Services — (1.6)%
AT&T, Inc.	(4,449)	(174,267)
Level 3 Communications, Inc.*	(1,460)	(77,161)

		(251,428)

Transportation — (2.4)%
CSX Corp.	(2,885)	(74,289)
FedEx Corp.	(761)	(123,830)
JB Hunt Transport Services, Inc.	(467)	(39,340)
Kansas City Southern	(445)	(38,025)
Norfolk Southern Corp.	(1,221)	(101,648)
Ryder System, Inc.	(219)	(14,187)

		(391,319)

Utilities — (14.9)%
AGL Resources, Inc.	(493)	(32,114)
Ameren Corp.	(995)	(49,850)
American Electric Power Co., Inc.	(2,012)	(133,597)

The accompanying notes are an integral part of the financial statements.

68

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	(741)	$(51,077)
CenterPoint Energy, Inc.	(1,761)	(36,840)
CMS Energy Corp.	(1,135)	(48,169)
Consolidated Edison, Inc.	(1,200)	(91,944)
Dominion Resources, Inc.	(2,437)	(183,067)
DTE Energy Co.	(735)	(66,635)
Duke Energy Corp.	(2,818)	(227,356)
Edison International	(1,334)	(95,901)
Entergy Corp.	(730)	(57,874)
Eversource Energy	(1,299)	(75,784)
Exelon Corp.	(3,769)	(135,156)
FirstEnergy Corp.	(119)	(4,280)
NextEra Energy, Inc.	(1,888)	(223,426)
NiSource, Inc.	(1,307)	(30,793)
PG&E Corp.	(2,015)	(120,336)
PPL Corp.	(2,761)	(105,111)
Public Service Enterprise Group, Inc.	(2,073)	(97,721)
SCANA Corp.	(586)	(41,108)
Sempra Energy	(1,017)	(105,819)
Southern Co. (The)	(3,724)	(192,643)
TECO Energy, Inc.	(964)	(26,539)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	(1,293)	$(77,671)
Xcel Energy, Inc.	(2,079)	(86,944)

		(2,397,755)

TOTAL COMMON STOCK (Proceeds $13,179,784)		(13,149,760)

TOTAL SECURITES SOLD SHORT - (81.7)%		(13,149,760)

(Proceeds $13,179,784)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		182,431

NET ASSETS - 100.0%		$16,097,280

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

69

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Automobiles & Components — 1.5%
General Motors Co.	494	$15,526
Goodyear Tire & Rubber Co. (The)	144	4,749
Johnson Controls, Inc.	289	11,262

		31,537

Banks — 0.0%
People’s United Financial, Inc.	7	111

Capital Goods — 14.8%
3M Co.	38	6,332
Allegion PLC (Ireland)	52	3,313
AMETEK, Inc.	126	6,297
Boeing Co. (The)	280	35,543
Caterpillar, Inc.	284	21,737
Cummins, Inc.	95	10,444
Dover Corp.	83	5,339
Eaton Corp. PLC (Ireland)	240	15,014
Emerson Electric Co.	347	18,870
Fastenal Co.	4	196
Flowserve Corp.	70	3,109
Fluor Corp.	75	4,028
Honeywell International, Inc.	139	15,575
Illinois Tool Works, Inc.	186	19,054
Ingersoll-Rand PLC (Ireland)	145	8,991
Jacobs Engineering Group, Inc.*	66	2,874
L-3 Communications Holdings, Inc.	43	5,096
Masco Corp.	179	5,630
Northrop Grumman Corp.	15	2,968
PACCAR, Inc.	190	10,391
Parker-Hannifin Corp.	72	7,998
Pentair PLC (Ireland)	29	1,574
Quanta Services, Inc.*	89	2,008
Raytheon Co.	98	12,018
Rockwell Automation, Inc.	69	7,849
Snap-on, Inc.	31	4,867
Stanley Black & Decker, Inc.	84	8,838
Textron, Inc.	148	5,396
United Rentals, Inc.*	51	3,172
United Technologies Corp.	412	41,241
WW Grainger, Inc.	33	7,703
Xylem, Inc.	96	3,926

		307,391

Commercial & Professional Services — 1.3%
Cintas Corp.	31	2,784
Dun & Bradstreet Corp. (The)	19	1,958

	Number Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.	106	$2,283
Republic Services, Inc.	21	1,001
Robert Half International, Inc.	71	3,307
Tyco International PLC (Ireland)	228	8,370
Waste Management, Inc.	133	7,847

		27,550

Consumer Durables & Apparel — 3.3%
DR Horton, Inc.	199	6,016
Garmin Ltd. (Switzerland)	103	4,116
Hanesbrands, Inc.	212	6,008
Hasbro, Inc.	67	5,367
Leggett & Platt, Inc.	72	3,485
Mattel, Inc.	184	6,186
Michael Kors Holdings Ltd. (British Virgin Islands)*	99	5,639
PVH Corp.	45	4,458
Ralph Lauren Corp.	46	4,428
VF Corp.	231	14,960
Whirlpool Corp.	41	7,394

		68,057

Consumer Services — 1.2%
Carnival Corp. (Panama)	32	1,689
Darden Restaurants, Inc.	70	4,641
McDonald’s Corp.	6	754
Royal Caribbean Cruises Ltd. (Liberia)	71	5,833
Starwood Hotels & Resorts Worldwide, Inc.	91	7,592
Wyndham Worldwide Corp.	61	4,662

		25,171

Diversified Financials — 3.3%
Affiliated Managers Group, Inc.*	24	3,898
American Express Co.	19	1,167
BlackRock, Inc.	54	18,391
Franklin Resources, Inc.	322	12,574
Invesco, Ltd. (Bermuda)	224	6,892
Legg Mason, Inc.	59	2,046
McGraw Hill Financial, Inc.	19	1,881
Moody’s Corp.	48	4,635
NASDAQ, Inc.	88	5,841
Synchrony Financial*	21	602
T Rowe Price Group, Inc.	136	9,991

		67,918

The accompanying notes are an integral part of the financial statements.

70

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 4.3%
Baker Hughes, Inc.	235	$10,300
Cameron International Corp.	104	6,973
Diamond Offshore Drilling, Inc.	74	1,608
FMC Technologies, Inc.*	152	4,159
Helmerich & Payne, Inc.	58	3,406
National Oilwell Varco, Inc.	203	6,313
Phillips 66	99	8,572
Range Resources Corp.	92	2,979
Schlumberger Ltd. (Curacao)	277	20,429
Tesoro Corp.	65	5,591
Transocean Ltd. (Switzerland)	197	1,801
Valero Energy Corp.	256	16,420

		88,551

Food & Staples Retailing — 1.2%
CVS Health Corp.	45	4,668
Wal-Mart Stores, Inc.	287	19,657
Whole Foods Market, Inc.	42	1,307

		25,632

Food, Beverage & Tobacco — 4.7%
Altria Group, Inc.	169	10,590
Archer-Daniels-Midland Co.	320	11,619
Campbell Soup Co.	166	10,589
Coca-Cola Enterprises, Inc.	122	6,190
Dr Pepper Snapple Group, Inc.	101	9,031
General Mills, Inc.	181	11,466
Hershey Co. (The)	117	10,775
JM Smucker Co. (The)	65	8,440
McCormick & Co., Inc., non-voting shares	34	3,382
Mondelez International, Inc., Class A	26	1,043
Philip Morris International, Inc.	6	589
Tyson Foods, Inc., Class A	196	13,065

		96,779

Health Care Equipment & Services — 8.6%
Abbott Laboratories	74	3,095
Aetna, Inc.	173	19,437
Anthem, Inc.	47	6,533
Baxter International, Inc.	295	12,119
Cardinal Health, Inc.	118	9,670
Centene Corp.*	65	4,002
Cigna Corp.	137	18,802
CR Bard, Inc.	38	7,701
DaVita HealthCare Partners, Inc.*	113	8,292

	Number Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.	75	$4,622
Express Scripts Holding Co.*	373	25,621
HCA Holdings, Inc.*	126	9,834
Humana, Inc.	57	10,428
Laboratory Corp. of America Holdings*	56	6,559
McKesson Corp.	123	19,342
Quest Diagnostics, Inc.	77	5,502
UnitedHealth Group, Inc.	43	5,543
Varian Medical Systems, Inc.*	12	960

		178,062

Household & Personal Products — 0.3%
Church & Dwight Co., Inc.	14	1,291
Procter & Gamble Co. (The)	58	4,774

		6,065

Insurance — 1.6%
Allstate Corp. (The)	8	539
Aon PLC (United Kingdom)	147	15,354
Assurant, Inc.	3	231
Chubb Ltd. (Switzerland)	1	119
Cincinnati Financial Corp.	1	65
Loews Corp.	1	38
Marsh & McLennan Cos., Inc.	282	17,143
Progressive Corp. (The)	4	141
Torchmark Corp.	2	108
XL Group PLC (Ireland)	10	368

		34,106

Materials — 9.9%
Alcoa, Inc.	706	6,763
Avery Dennison Corp.	49	3,533
Ball Corp.	73	5,204
Dow Chemical Co. (The)	603	30,669
Eastman Chemical Co.	80	5,778
Ecolab, Inc.	78	8,699
El du Pont de Nemours & Co.	470	29,760
FMC Corp.	73	2,947
International Flavors & Fragrances, Inc.	43	4,892
International Paper Co.	222	9,111
LyondellBasell Industries NV, Class A (Netherlands)	238	20,368
Martin Marietta Materials, Inc.	35	5,583
Monsanto Co.	238	20,882

The accompanying notes are an integral part of the financial statements.

71

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.	172	$8,136
PPG Industries, Inc.	145	16,166
Sealed Air Corp.	105	5,041
Sherwin-Williams Co. (The)	50	14,234
Vulcan Materials Co.	15	1,584
Westrock Co.	138	5,386

		204,736

Media — 2.8%
CBS Corp., Class B	197	10,853
Discovery Communications, Inc., Class A*	338	9,677
Interpublic Group of Cos, Inc. (The)	218	5,003
News Corp., Class A	314	4,010
Omnicom Group, Inc.	129	10,737
Scripps Networks Interactive, Inc., Class A	12	786
TEGNA, Inc.	120	2,815
Time Warner, Inc.	63	4,571
Viacom, Inc., Class B	214	8,834

		57,286

Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
AbbVie, Inc.	250	14,280
Amgen, Inc.	99	14,843
Baxalta, Inc.	182	7,353
Biogen, Inc.*	106	27,594
Gilead Sciences, Inc.	431	39,592
Johnson & Johnson	141	15,256
Mallinckrodt PLC (Ireland)*	60	3,677
Merck & Co, Inc.	538	28,466
Mylan NV*	264	12,236
Pfizer, Inc.	635	18,821

		182,118

Real Estate — 0.5%
Apartment Investment & Management, Class A, REIT	1	42
AvalonBay Communities, Inc., REIT	1	190
Equity Residential, REIT	2	150
Essex Property Trust, Inc., REIT	3	702
Extra Space Storage, Inc., REIT	6	561
General Growth Properties, Inc., REIT	7	208
HCP, Inc., REIT	7	228
Iron Mountain, Inc., REIT	41	1,390

	Number Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Realty Income Corp., REIT	24	$1,500
Simon Property Group, Inc., REIT	2	415
Ventas, Inc., REIT	14	881
Welltower, Inc., REIT	14	971
Weyerhaeuser Co., REIT	83	2,571

		9,809

Retailing — 6.6%
Bed Bath & Beyond, Inc.*	89	4,418
Best Buy Co., Inc.	180	5,839
Dollar General Corp.	70	5,992
GameStop Corp., Class A	56	1,777
Gap, Inc. (The)	215	6,321
Genuine Parts Co.	82	8,147
Kohl’s Corp.	101	4,708
L Brands, Inc.	156	13,698
Macy’s, Inc.	168	7,407
Nordstrom, Inc.	94	5,378
Priceline Group, Inc. (The)*	10	12,890
Ross Stores, Inc.	25	1,448
Staples, Inc.	349	3,849
Target Corp.	324	26,659
Tiffany & Co.	69	5,063
TJX Cos, Inc. (The)	272	21,311
Urban Outfitters, Inc.*	65	2,151

		137,056

Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.	170	10,062
Applied Materials, Inc.	68	1,440
Broadcom Ltd. (Singapore)	—	46
First Solar, Inc.*	55	3,766
Intel Corp.	1,061	34,323
KLA-Tencor Corp.	19	1,383
Lam Research Corp.	96	7,930
Linear Technology Corp.	129	5,748
NVIDIA Corp.	288	10,261
Qorvo, Inc.*	70	3,529
QUALCOMM, Inc.	517	26,439
Skyworks Solutions, Inc.	23	1,792
Texas Instruments, Inc.	470	26,987
Xilinx, Inc.	98	4,648

		138,354

Software & Services — 4.3%
Accenture PLC, Class A (Ireland)	32	3,693

The accompanying notes are an integral part of the financial statements.

72

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA, Inc.	226	$6,959
eBay, Inc.*	639	15,247
International Business Machines Corp.	230	34,834
Oracle Corp.	187	7,650
Symantec Corp.	354	6,506
Teradata Corp.*	71	1,863
Western Union Co. (The)	271	5,228
Xerox Corp.	547	6,104

		88,084

Technology Hardware & Equipment — 8.9%
Amphenol Corp, Class A	160	9,251
Apple, Inc.	363	39,563
Cisco Systems, Inc.	1,195	34,022
Corning, Inc.	614	12,826
EMC Corp.	390	10,394
F5 Networks, Inc.*	37	3,916
FLIR Systems, Inc.	5	165
Harris Corp.	67	5,217
Hewlett Packard Enterprise Co.	955	16,932
HP, Inc.	946	11,655
Juniper Networks, Inc.	207	5,281
Motorola Solutions, Inc.	95	7,192
NetApp, Inc.	158	4,312
Seagate Technology PLC (Ireland)	160	5,512
TE Connectivity Ltd. (Switzerland)	206	12,755
Western Digital Corp.	126	5,952

		184,945

Telecommunication Services — 1.3%
CenturyLink, Inc.	293	9,364

	Number Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Frontier Communications Corp.	197	$1,101
Verizon Communications, Inc.	323	17,468

		27,933

Transportation — 3.0%
CH Robinson Worldwide, Inc.	78	5,790
Delta Air Lines, Inc.	421	20,494
Expeditors International of Washington, Inc.	98	4,783
Southwest Airlines Co.	350	15,680
Union Pacific Corp.	34	2,705
United Continental Holdings, Inc.*	197	11,792

		61,244

Utilities — 0.2%
NRG Energy, Inc.	170	2,212
Pinnacle West Capital Corp.	36	2,702

		4,914

TOTAL COMMON STOCKS - 99.1% (Cost $1,924,273)		2,053,409

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		17,637

NET ASSETS - 100.0%		$2,071,046

*	Non-income producing.

PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

73

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 119.6%
COMMON STOCKS — 119.6%
Automobiles & Components — 2.0%
American Axle & Manufacturing Holdings, Inc.†*(a)	223,137	$3,434,077
Cooper Tire & Rubber Co.(a)	6,030	223,230
Cooper-Standard Holding, Inc.†*(a)	10,325	741,747
Dana Holding Corp.†(b)	140,076	1,973,670
Dorman Products, Inc.†*	1,587	86,364
Ford Motor Co.†	72,675	981,111
General Motors Co.†	150,191	4,720,503
Lear Corp.†(a)	15,928	1,770,716
Standard Motor Products, Inc.†(a)	11,033	382,293
Superior Industries International, Inc.(b)	11	243
Tenneco, Inc.†*(a)(b)	41,292	2,126,951
Tower International, Inc.	5,406	147,043
Visteon Corp.†	4,853	386,250

		16,974,198

Capital Goods — 16.2%
3M Co.†	6,093	1,015,277
Actuant Corp., Class A†	17,965	443,915
Aegion Corp.†*(b)	48,915	1,031,617
AGCO Corp.†	48,868	2,428,740
Alamo Group, Inc.(b)	632	35,209
Albany International Corp., Class A	246	9,247
Altra Industrial Motion Corp.†(b)	6,715	186,543
American Woodmark Corp.†*	8,317	620,365
AMETEK, Inc.†	18,032	901,239
Apogee Enterprises, Inc.†	20,883	916,555
Applied Industrial Technologies, Inc.† .	828	35,935
Astronics Corp.†*	5,213	198,876
Babcock & Wilcox Enterprises, Inc.†*(b)	2,591	55,447
Boeing Co. (The)†	51,934	6,592,502
CAE, Inc. (Canada)	1,958	22,674
Carlisle Cos, Inc.†(a)	33,741	3,357,230
Caterpillar, Inc.†	7,319	560,196
Chart Industries, Inc.†*(a)(b)	44,396	964,281
Chicago Bridge & Iron Co. NV (Netherlands)†	35,112	1,284,748
CIRCOR International, Inc.†(b)	9,562	443,581
Comfort Systems USA, Inc.†	43,565	1,384,060
Continental Building Products, Inc.†*(a)(b)	59,432	1,103,058
Crane Co.†(b)	45,746	2,463,880

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Cummins, Inc.†(b)	13,661	$1,501,890
Curtiss-Wright Corp.(b)	312	23,609
DigitalGlobe, Inc.†*	42,619	737,309
Dover Corp.†	12,022	773,375
Eaton Corp. PLC (Ireland)†	24,407	1,526,902
EMCOR Group, Inc.†(a)	41,873	2,035,028
Emerson Electric Co.†	48,268	2,624,814
Encore Wire Corp.†(b)	5,332	207,575
ESCO Technologies, Inc.†	443	17,268
Federal Signal Corp.†	45,264	600,201
Flowserve Corp.†(a)(b)	65,066	2,889,581
Fluor Corp.†	117,684	6,319,631
Franklin Electric Co., Inc.†(b)	48,819	1,570,507
General Cable Corp.(b)	11,202	136,776
Gibraltar Industries, Inc.†*(a)(b)	18,218	521,035
Global Brass & Copper Holdings, Inc.(b)	728	18,164
HD Supply Holdings, Inc.†*(a)	30,287	1,001,591
Honeywell International, Inc.†	16,210	1,816,330
Hubbell, Inc.†	12,880	1,364,378
Huntington Ingalls Industries, Inc.†	30,548	4,183,243
Hyster-Yale Materials Handling, Inc.	150	9,990
Illinois Tool Works, Inc.†	18,943	1,940,521
Ingersoll-Rand PLC (Ireland)†(a)	20,764	1,287,576
Insteel Industries, Inc.	37	1,131
Joy Global, Inc.†	341,451	5,487,118
KBR, Inc.†	97,938	1,516,080
Kennametal, Inc.†(a)	120,375	2,707,234
L-3 Communications Holdings, Inc.†	6,193	733,870
Lincoln Electric Holdings, Inc.†	58,167	3,406,841
Lydall, Inc.*(b)	959	31,187
Manitowoc Co., Inc. (The)†(b)	112,117	485,467
Masco Corp.†	51,419	1,617,128
MasTec, Inc.*(b)	5,489	111,097
Moog, Inc., Class A†*	7,212	329,444
MRC Global, Inc.†*(a)	340,050	4,468,257
MSC Industrial Direct Co., Inc., Class A(b)	4,354	332,254
Mueller Industries, Inc.†(a)	41,339	1,216,193
National Presto Industries, Inc.	83	6,950
NCI Building Systems, Inc.†*(a)(b)	43,356	615,655
Nortek, Inc.*	174	8,402
NOW, Inc.†*	119,182	2,111,905
Owens Corning†(a)(b)	65,673	3,105,019

The accompanying notes are an integral part of the financial statements.

74

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.†(a)(b)	26,590	$1,454,207
Parker-Hannifin Corp.†	10,382	1,153,233
Pentair PLC (Ireland)(b)	11,947	648,244
Ply Gem Holdings, Inc.*	7,989	112,245
Quanta Services, Inc.†*	12,750	287,640
Raytheon Co.†	1,903	233,365
Regal-Beloit Corp.†(a)	11,377	717,775
Rexnord Corp.†*(b)	2,413	48,791
Rockwell Automation, Inc.†	2,537	288,584
Simpson Manufacturing Co., Inc.†	25,256	964,022
Snap-on, Inc.	1,933	303,462
Spirit AeroSystems Holdings, Inc., Class A†*	65,887	2,988,634
SPX Corp.(a)	26,575	399,156
SPX FLOW, Inc.†*(a)	47,730	1,197,068
Standex International Corp.†	6,945	540,390
Stanley Black & Decker, Inc.†	32,639	3,433,949
Sun Hydraulics Corp.†	62	2,058
Teledyne Technologies, Inc.†*(b)	2,526	222,642
Tennant Co.†(b)	2,192	112,844
Terex Corp.†	46,022	1,145,027
Textron, Inc.†(a)	125,133	4,562,349
Thermon Group Holdings, Inc.*(b)	5,365	94,209
Trex Co., Inc.†*(b)	6,896	330,525
Trinity Industries, Inc.†(a)(b)	189,934	3,477,692
United Rentals, Inc.†*	7,468	464,435
United Technologies Corp.†	82,532	8,261,453
Univar, Inc.†*(a)	39,666	681,462
Universal Forest Products, Inc.†(b)	35,113	3,013,398
USG Corp.†*	108,533	2,692,704
Valmont Industries, Inc.†(b)	4,596	569,169
Wabash National Corp.†*(a)	245,628	3,242,290
Watts Water Technologies, Inc., Class A†	664	36,606
WESCO International, Inc.†*(b)	26,452	1,446,131
WW Grainger, Inc.†(b)	4,917	1,147,775
Xylem, Inc.†(b)	13,843	566,179

		134,293,414

Commercial & Professional Services — 4.2%
ABM Industries, Inc.†(a)	61,143	1,975,530
ACCO Brands Corp.†*(a)(b)	70,299	631,285
Brady Corp., Class A†	21,519	577,570
Brink’s Co. (The)†(b)	29,149	979,115
Cintas Corp.†(a)	13,485	1,211,088

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Clean Harbors, Inc.†*	42,619	$2,102,821
Deluxe Corp.†	8,419	526,103
Dun & Bradstreet Corp. (The)(a)	2,915	300,478
Exponent, Inc.(b)	1,750	89,268
FTI Consulting, Inc.†*(a)(b)	35,134	1,247,608
G&K Services, Inc., Class A	1,867	136,758
Herman Miller, Inc.†	19,214	593,520
HNI Corp.†(b)	13,275	519,982
Huron Consulting Group, Inc.†*(a)(b)	42,139	2,452,068
ICF International, Inc.†*(b)	5,607	192,713
Interface, Inc.†	60,795	1,127,139
Kelly Services, Inc., Class A†(b)	9,795	187,280
Kforce, Inc.†(b)	3,649	71,447
Korn Ferry International(b)	2,283	64,586
Manpowergroup, Inc.†(a)	38,127	3,104,300
Navigant Consulting, Inc.†*	25,438	402,175
Nielsen Holdings PLC (United Kingdom)(b)	9,533	502,008
Quad/Graphics, Inc.†	15,171	196,313
Republic Services, Inc.†	11,714	558,172
Resources Connection, Inc.(a)(b)	4,411	68,635
Ritchie Bros Auctioneers, Inc. (Canada)†	93,514	2,532,359
Robert Half International, Inc.†	15,914	741,274
RPX Corp.†*	11,674	131,449
RR Donnelley & Sons Co.†	80,208	1,315,411
SP Plus Corp.*(b)	1,155	27,789
Steelcase, Inc., Class A†(b)	113,503	1,693,465
Tetra Tech, Inc.†	43,743	1,304,416
Tyco International PLC (Ireland)†	27,686	1,016,353
UniFirst Corp.†(a)	21,739	2,372,160
US Ecology, Inc.†	29,177	1,288,456
Waste Management, Inc.†(a)	45,357	2,676,063

		34,917,157

Consumer Durables & Apparel — 5.9%
Brunswick Corp.†	37,151	1,782,505
Callaway Golf Co.†	93,931	856,651
Carter’s, Inc.†	1,170	123,295
Deckers Outdoor Corp.*(b)	43,156	2,585,476
DR Horton, Inc.†	28,596	864,457
Fossil Group, Inc.†*(b)	77,476	3,441,484
Garmin Ltd. (Switzerland)†(b)	75,758	3,027,290
Hanesbrands, Inc.†	30,418	862,046
Hasbro, Inc.(a)	9,654	773,285

The accompanying notes are an integral part of the financial statements.

75

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
KB Home†(b)	165,930	$2,369,480
La-Z-Boy, Inc.(a)	12,319	329,410
Mattel, Inc.†	121,112	4,071,785
Michael Kors Holdings Ltd. (British Virgin Islands)†*(a)	109,910	6,260,474
Movado Group, Inc.†	531	14,618
Newell Rubbermaid, Inc.†(b)	16,575	734,107
NVR, Inc.†*(b)	502	869,665
PVH Corp.†	6,375	631,508
Ralph Lauren Corp.†	11,883	1,143,858
Tempur Sealy International, Inc.†*	20,371	1,238,353
TopBuild Corp.†*(a)	79,359	2,360,137
TRI Pointe Group, Inc.†*(a)(b)	116,217	1,369,036
Tumi Holdings, Inc.†*	36,763	985,984
Tupperware Brands Corp.†(a)(b)	34,310	1,989,294
Vera Bradley, Inc.*	3,534	71,882
VF Corp.†(a)	37,860	2,451,814
Whirlpool Corp.†	25,369	4,575,045
Wolverine World Wide, Inc.†(a)	149,506	2,753,901

		48,536,840

Consumer Services — 5.4%
Apollo Education Group, Inc.†*	185,774	1,526,133
Bloomin’ Brands, Inc.†(a)	65,378	1,102,927
Bob Evans Farms, Inc.†	33,445	1,561,547
Bojangles’, Inc.*	8,183	139,193
Boyd Gaming Corp.†*	64,390	1,330,297
Capella Education Co.†	12,884	678,214
Churchill Downs, Inc.†	7,397	1,093,868
Cracker Barrel Old Country Store, Inc.†(b)	20,204	3,084,545
Darden Restaurants, Inc.†(a)	91,179	6,045,168
DineEquity, Inc.†(b)	28,016	2,617,535
Dunkin’ Brands Group, Inc.†(a)(b)	14,699	693,352
Graham Holdings Co., Class B†	4,689	2,250,720
Interval Leisure Group, Inc.†(a)(b)	126,606	1,828,191
Isle of Capri Casinos, Inc.*	2,244	31,416
Jack in the Box, Inc.†(a)	16,474	1,052,194
La Quinta Holdings, Inc.†*(a)	185,082	2,313,525
Marriott International, Inc., Class A	3,680	261,942
McDonald’s Corp.†	12,853	1,615,365
Papa John’s International, Inc.†	6,625	359,009
Pinnacle Entertainment, Inc.†*(b)	92,205	3,236,396
Royal Caribbean Cruises Ltd. (Liberia)†(a)	16,757	1,376,588

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
SeaWorld Entertainment, Inc.†	41,764	$879,550
Service Corp. International†(b)	24,279	599,206
Six Flags Entertainment Corp.†	2,462	136,616
Sonic Corp.†	48,627	1,709,725
Speedway Motorsports, Inc.†	9,038	179,224
Starwood Hotels & Resorts Worldwide, Inc.(a)	22,917	1,911,965
Weight Watchers International, Inc.*(b)	150,236	2,182,929
Wendy’s Co. (The)(b)	7,286	79,345
Wyndham Worldwide Corp.†(a)(b)	41,674	3,185,144
Yum! Brands, Inc.†	911	74,565

		45,136,394

Energy — 5.8%
Atwood Oceanics, Inc.†(b)	162,791	1,492,793
Cameron International Corp.†*	36,510	2,447,996
DHT Holdings, Inc. (Maldives)(a)(b)	168,687	971,637
Diamond Offshore Drilling, Inc.(b)	5,423	117,842
Exterran Corp.*	1,259	19,464
Exxon Mobil Corp.†	755	63,110
FMC Technologies, Inc.†*(a)	147,731	4,041,920
Frank’s International NV(b)	30,091	495,900
Imperial Oil Ltd. (Canada)	8,438	281,829
Kinder Morgan, Inc.†	104,775	1,871,282
McDermott International, Inc. (Panama)*(b)	294,097	1,202,857
Oceaneering International, Inc.†(a)	97,048	3,225,876
ONEOK, Inc.†	86,871	2,593,968
Precision Drilling Corp. (Canada)(b)	26,245	110,229
Rowan Cos PLC, Class A (United Kingdom)†(b)	187,378	3,016,786
Seadrill Ltd. (Bermuda)*(b)	400,917	1,323,026
Superior Energy Services, Inc.†(a)	12,975	173,735
Targa Resources Corp.†	171,295	5,114,869
Tesoro Corp.†(a)	33,656	2,894,753
Tetra Technologies, Inc.*	3,101	19,691
TransCanada Corp. (Canada)(b)	73,350	2,883,388
Valero Energy Corp.†	34,590	2,218,603
Weatherford International PLC (Ireland)†*(b)	183,316	1,426,198
Western Refining, Inc.†(b)	135,201	3,932,997
Williams Cos., Inc. (The)†(a)	321,247	5,162,439
World Fuel Services Corp.(a)(b)	15,913	773,054

		47,876,242

The accompanying notes are an integral part of the financial statements.

76

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.9%
CVS Health Corp.†(a)(b)	37,749	$3,915,704
Fresh Market, Inc. (The)*	8,591	245,101
Ingles Markets, Inc., Class A†	21,044	789,150
SpartanNash Co.†(a)(b)	37,403	1,133,685
United Natural Foods, Inc.†*(b)	41,325	1,665,398
Wal-Mart Stores, Inc.†	58,964	4,038,444
Weis Markets, Inc.†(b)	4,763	214,621
Whole Foods Market, Inc.†(a)	111,074	3,455,512

		15,457,615

Food, Beverage & Tobacco — 5.3%
Altria Group, Inc.†	18,831	1,179,950
Archer-Daniels-Midland Co.†(a)	45,900	1,666,629
Boston Beer Co., Inc., Class A†*	19,733	3,651,986
Bunge Ltd. (Bermuda)†	32,012	1,814,120
Campbell Soup Co.(b)	29,972	1,911,914
Coca-Cola Enterprises, Inc.†	81,481	4,134,346
Cott Corp. (Canada)†(a)(b)	146,078	2,029,023
Dr Pepper Snapple Group, Inc.†	16,984	1,518,709
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	12,385	521,037
General Mills, Inc.†	19,966	1,264,846
Hershey Co. (The)†(b)	55,304	5,092,945
Hormel Foods Corp.†(b)	7,089	306,528
Ingredion, Inc.†(b)	10,139	1,082,744
JM Smucker Co. (The)†(a)	34,537	4,484,284
John B Sanfilippo & Son, Inc.†	12,668	875,232
Lancaster Colony Corp.†(a)	6,495	718,152
McCormick & Co., Inc., non-voting shares†	7,870	782,908
Mondelez International, Inc., Class A†	20,764	833,052
Omega Protein Corp.*	2,255	38,200
Philip Morris International, Inc.†	5,427	532,443
Pilgrim’s Pride Corp.†*	60,117	1,526,972
TreeHouse Foods, Inc.*(b)	778	67,492
Tyson Foods, Inc., Class A†(a)	105,276	7,017,698
Universal Corp.†(b)	14,521	824,938

		43,876,148

Health Care Equipment & Services — 11.1%
Abbott Laboratories†(a)	117,164	4,900,970
Amedisys, Inc.†*	50,005	2,417,242
Amsurg Corp.†*	22,327	1,665,594
Analogic Corp.†(a)(b)	7,708	609,009
Anika Therapeutics, Inc.†*	27,894	1,247,420

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.†	181,816	$7,469,001
Brookdale Senior Living, Inc.†*(a)(b)	194,031	3,081,212
Cardinal Health, Inc.†	16,774	1,374,629
Chemed Corp.†	12,556	1,700,710
Computer Programs & Systems, Inc.†(b)	1,688	87,979
CR Bard, Inc.†(a)	22,558	4,571,830
Cynosure, Inc., Class A†*	6,864	302,840
DaVita HealthCare Partners, Inc.†*	54,801	4,021,297
DENTSPLY SIRONA, Inc.†(a)	62,411	3,846,390
Express Scripts Holding Co.†*	121,010	8,312,177
Globus Medical, Inc., Class A*(b)	27,351	649,586
Halyard Health, Inc.†*(b)	29,446	845,984
HCA Holdings, Inc.†*(a)	89,194	6,961,592
HMS Holdings Corp.†*(b)	143,435	2,058,292
ICU Medical, Inc.†*(b)	5,020	522,582
IMS Health Holdings, Inc.†*	11,141	295,794
Inovalon Holdings, Inc., Class A*(b)	24,258	449,258
Invacare Corp.(b)	413	5,439
Kindred Healthcare, Inc.†(a)	234,987	2,902,089
Laboratory Corp. of America Holdings†*(a)	33,026	3,868,335
Masimo Corp.*(b)	4,409	184,473
McKesson Corp.†(a)	39,568	6,222,068
MEDNAX, Inc.†*(a)(b)	51,862	3,351,322
Meridian Bioscience, Inc.†(a)	45,217	931,922
National HealthCare Corp.†(a)	3,543	220,729
Natus Medical, Inc.*(a)	7,492	287,918
Quality Systems, Inc.†	18,744	285,659
Quest Diagnostics, Inc.†(b)	17,481	1,249,017
ResMed, Inc.†	24,337	1,407,165
Stryker Corp.†	19,913	2,136,466
Teleflex, Inc.†(b)	5,805	911,443
Universal Health Services, Inc., Class B†	34,547	4,308,702
Varian Medical Systems, Inc.†*(a)(b)	39,050	3,124,781
VCA, Inc.†*	171	9,865
Zimmer Biomet Holdings, Inc.†(a)	31,189	3,325,683

		92,124,464

Household & Personal Products — 1.0%
Avon Products, Inc.†	124,730	599,951
Church & Dwight Co., Inc.†(a)(b)	9,223	850,176
Edgewell Personal Care Co.†	11,981	964,830
Energizer Holdings, Inc.†(a)	80,983	3,280,621

The accompanying notes are an integral part of the financial statements.

77

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Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	23,669	$1,948,195
Spectrum Brands Holdings, Inc.†	3,731	407,724

		8,051,497

Materials — 5.8%
Agrium, Inc. (Canada)†(b)	30,522	2,694,787
Axalta Coating Systems Ltd. (Bermuda)*	41	1,197
Axiall Corp.†(b)	65,410	1,428,554
Boise Cascade Co.†*	17,911	371,116
Cabot Corp.†	4,782	231,114
Celanese Corp., Class A†(a)	50,307	3,295,108
Chemours Co. (The)†	134,293	940,051
Chemtura Corp.†*(a)	45,024	1,188,634
Crown Holdings, Inc.†*	15,779	782,481
Domtar Corp.†	17,184	695,952
El du Pont de Nemours & Co.†	83,915	5,313,498
FMC Corp.(b)	7,635	308,225
Graphic Packaging Holding Co.†(a)	141,626	1,819,894
Greif, Inc., Class A†	8,647	283,189
HB Fuller Co.†(a)(b)	14,391	610,898
Headwaters, Inc.†*(a)	44,908	890,975
Innophos Holdings, Inc.†(b)	25,110	776,150
Innospec, Inc.†(a)(b)	23,839	1,033,659
KapStone Paper and Packaging Corp.†(a)(b)	58,146	805,322
Kraton Performance Polymers, Inc.*(b)	508	8,788
Martin Marietta Materials, Inc.(b)	16,511	2,633,670
Minerals Technologies, Inc.†(b)	26,118	1,484,808
Monsanto Co.†	59,082	5,183,855
Packaging Corp. of America†(a)	65,467	3,954,207
PH Glatfelter Co.(b)	4,849	100,520
PolyOne Corp.†(b)	26,292	795,333
Praxair, Inc.†(a)	37,683	4,312,819
Silgan Holdings, Inc.†(b)	31,859	1,693,943
Stepan Co.†(a)(b)	5,332	294,806
Trinseo SA*(b)	5,343	196,676
Tronox Ltd., Class A (Australia)†(b)	108,721	694,727
Westlake Chemical Corp.†	25,131	1,163,565
WestRock Co.†	43,734	1,706,938

		47,695,459

Media — 3.7%
AMC Networks, Inc., Class A*(b)	1,431	92,929
Carmike Cinemas, Inc.†*	11,301	339,482

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
CBS Corp., Class B, non-voting shares†	24,407	$1,344,582
Comcast Corp., Class A†	5,646	344,858
Crown Media Holdings, Inc., Class A*(b)	228	1,158
Discovery Communications, Inc., Class A†*(b)	140,531	4,023,403
DISH Network Corp., Class A†*	17,569	812,742
Gannett Co., Inc.†	60,118	910,187
Hemisphere Media Group, Inc.*	43	566
Interpublic Group of Cos, Inc. (The)†(a)	189,017	4,337,940
Loral Space & Communications, Inc.†*(b)	11,006	386,641
MSG Networks, Inc., Class A†*	151,623	2,621,562
New Media Investment Group, Inc.†(b)	12,268	204,140
New York Times Co. (The), Class A(a)(b)	81,974	1,021,396
News Corp., Class A†(a)(b)	44,989	574,510
Nexstar Broadcasting Group, Inc., Class A†(b)	18,949	838,872
Omnicom Group, Inc.†	17,851	1,485,739
Regal Entertainment Group, Class A†(b)	75,503	1,596,133
Starz, Class A†*	89,190	2,348,373
TEGNA, Inc.†(a)(b)	157,545	3,696,006
Time Warner, Inc.†	22,335	1,620,404
Time, Inc.†(b)	10,970	169,377
Viacom, Inc., Class B†	51,117	2,110,110

		30,881,110

Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.†	76,544	4,372,193
Achillion Pharmaceuticals, Inc.†*(b)	106,026	818,521
Acorda Therapeutics, Inc.†*(b)	10,552	279,100
Aduro Biotech, Inc.*	125	1,601
Alexion Pharmaceuticals, Inc.†*	4,151	577,902
AMAG Pharmaceuticals, Inc.†*(b)	15,850	370,890
Amgen, Inc.†	32,728	4,906,909
Baxalta, Inc.†(a)	57,903	2,339,281
Biogen, Inc.†*(a)	26,220	6,825,590
Bio-Rad Laboratories, Inc., Class A†*(b)	7,394	1,010,908
Bruker Corp.†(a)	47,730	1,336,440
Celgene Corp.†*	19,978	1,999,598

The accompanying notes are an integral part of the financial statements.

78

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.†*(b)	9,203	$698,876
Emergent Biosolutions, Inc.†*(a)(b)	80,699	2,933,409
Enanta Pharmaceuticals, Inc.†*(b)	13,128	385,569
Five Prime Therapeutics, Inc.*	15,639	635,413
Gilead Sciences, Inc.†	80,465	7,391,515
Horizon Pharma PLC (Ireland)†*(b)	113,771	1,885,185
Impax Laboratories, Inc.†*(a)(b)	37,977	1,216,024
Incyte Corp., Ltd.†*(a)(b)	12,202	884,279
Insys Therapeutics, Inc.*(b)	142,036	2,271,156
Intrexon Corp.†*	11,737	397,767
Jazz Pharmaceuticals PLC (Ireland)†*(a)	22,440	2,929,542
Johnson & Johnson†	28,492	3,082,834
Lexicon Pharmaceuticals, Inc.*(b)	29,388	351,187
Ligand Pharmaceuticals, Inc.†*(b)	8,779	940,143
Luminex Corp.†*	7,989	154,987
Mallinckrodt PLC (Ireland)†*(a)	57,606	3,530,096
Medivation, Inc.†*	50,895	2,340,152
Merck & Co, Inc.†	124,313	6,577,401
MiMedx Group, Inc.*	670	5,856
Mylan NV†*(b)	92,966	4,308,974
Myriad Genetics, Inc.†*(b)	47,298	1,770,364
PDL BioPharma, Inc.†(a)(b)	602,192	2,005,299
Pfizer, Inc.†	163,978	4,860,308
Phibro Animal Health Corp., Class A	11	297
PRA Health Sciences, Inc.†*(b)	6,740	288,202
Prestige Brands Holdings, Inc.†*(a)	8,710	465,027
Quintiles Transnational Holdings, Inc.†*	33,810	2,201,031
Regeneron Pharmaceuticals, Inc.†*	883	318,269
Repligen Corp.†*(b)	13,856	371,618
Sucampo Pharmaceuticals, Inc., Class A†*	11,795	128,919
United Therapeutics Corp.†*	36,009	4,012,483
Waters Corp.†*	1,822	240,358
Zoetis, Inc.†	6,922	306,852

		84,728,325

Retailing — 7.3%
1-800-Flowers.com, Inc., Class A*(a)(b)	14,052	110,730
Aaron’s, Inc.†	68	1,707
Abercrombie & Fitch Co., Class A†(b)	106,594	3,361,975

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Advance Auto Parts, Inc.†(a)	18,251	$2,926,365
American Eagle Outfitters, Inc.†(b)	145,091	2,418,667
AutoNation, Inc.*(a)(b)	30,509	1,424,160
AutoZone, Inc.†*	3,384	2,695,999
Barnes & Noble Education, Inc.*(b)	3,611	35,388
Barnes & Noble, Inc.	31,487	389,179
Bed Bath & Beyond, Inc.†*(a)(b)	37,587	1,865,819
Best Buy Co., Inc.(a)(b)	25,864	839,028
Big Lots, Inc.	5,798	262,591
Buckle, Inc. (The)†(b)	57,199	1,937,330
Caleres, Inc.†	6	170
Cato Corp. (The), Class A†	5,953	229,488
Children’s Place, Inc. (The)†	25,478	2,126,649
Dick’s Sporting Goods, Inc.†(a)	7,879	368,343
Dillard’s, Inc., Class A(b)	6,178	524,574
Dollar General Corp.(b)	5,829	498,962
Express, Inc.*	2,880	61,661
Fred’s, Inc., Class A(b)	9,168	136,695
GameStop Corp., Class A	6,224	197,488
Gap, Inc. (The)†(b)	30,782	904,991
Genuine Parts Co.†	39,043	3,879,312
GNC Holdings, Inc., Class A†	26,645	845,979
Guess?, Inc.†(b)	41,523	779,387
HSN, Inc.†(b)	4,844	253,390
Kohl’s Corp.†(b)	14,572	679,201
Krispy Kreme Doughnuts, Inc.*(b)	2,689	41,922
L Brands, Inc.†(a)(b)	22,404	1,967,295
Lands’ End, Inc.*(b)	3,359	85,688
Lowe’s Cos., Inc.†	14,372	1,088,679
Macy’s, Inc.†	24,043	1,060,056
Mattress Firm Holding Corp.*(b)	8,319	352,642
Michaels Cos., Inc. (The)*(b)	3,613	101,056
Murphy USA, Inc.*(b)	3,706	227,734
Nordstrom, Inc.	16,001	915,417
Nutrisystem, Inc.†	3,918	81,769
Office Depot, Inc.†*	700,835	4,975,928
Outerwall, Inc.(b)	87,653	3,242,284
Pool Corp.†	2,652	232,686
Priceline Group, Inc. (The)†*	2,381	3,069,014
Shutterfly, Inc.*	3,459	160,394
Staples, Inc.†	210,721	2,324,253
Target Corp.†	33,864	2,786,330
Tiffany & Co.†	9,836	721,766
TJX Cos, Inc. (The)†(a)	10,645	834,036

The accompanying notes are an integral part of the financial statements.

79

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.†*	114,791	$3,798,434
Vitamin Shoppe, Inc.†*	31,516	975,735
Williams-Sonoma, Inc.†	30,799	1,685,937

		60,484,283

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Energy Industries, Inc.†*	55,506	1,931,054
Ambarella, Inc. (Cayman Islands)*(b)	29,387	1,313,599
Analog Devices, Inc.†	24,407	1,444,650
Applied Materials, Inc.†	48,814	1,033,881
First Solar, Inc.†*	9,773	669,157
Integrated Device Technology, Inc.†*	29,019	593,148
Intel Corp.†	240,785	7,789,395
KLA-Tencor Corp.†	7,286	530,494
Lam Research Corp.†(b)	13,844	1,143,514
Linear Technology Corp.†	26,964	1,201,516
MKS Instruments, Inc.†(a)(b)	62,740	2,362,161
NVIDIA Corp.†(a)(b)	161,674	5,760,445
Photronics, Inc.†*(b)	117,587	1,224,081
Qorvo, Inc.†*(b)	19,126	964,142
QUALCOMM, Inc.†(a)	115,868	5,925,490
Rambus, Inc.†*(a)	15,913	218,804
Skyworks Solutions, Inc.†*(b)	14,572	1,135,159
Teradyne, Inc.†	52,112	1,125,098
Tessera Technologies, Inc.†	50,345	1,560,695
Texas Instruments, Inc.†(a)	119,413	6,856,694
Xilinx, Inc.†(a)(b)	22,669	1,075,191

		45,858,368

Software & Services — 11.3%
Accenture PLC, Class A (Ireland)†	7,467	861,692
ACI Worldwide, Inc.†*(b)	21,709	451,330
Activision Blizzard, Inc.†	2,503	84,702
ANSYS, Inc.†*(b)	12,668	1,133,279
Aspen Technology, Inc.†*(b)	115,655	4,178,615
AVG Technologies NV (Netherlands)*	13,328	276,556
Bankrate, Inc.†*	53,317	488,917
CA, Inc.†(a)	126,527	3,895,766
CACI International, Inc., Class A†*	449	47,908
Cadence Design Systems, Inc.†*	55,439	1,307,252
Cardtronics, Inc.*(b)	4,422	159,148
CGI Group, Inc., Class A (Canada)†*	21,427	1,023,782
Cimpress NV (Netherlands)*	15,364	1,393,361
Citrix Systems, Inc.†*(a)	53,628	4,214,088
Computer Sciences Corp.†(b)	144,481	4,968,702

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Convergys Corp.(b)	3,260	$90,530
CSG Systems International, Inc.†(a)(b)	54,807	2,475,084
DST Systems, Inc.†(a)	17,976	2,027,154
EarthLink Holdings Corp.†(a)	195,255	1,107,096
eBay, Inc.†*(a)	309,792	7,391,637
Epiq Systems, Inc.	219	3,289
GTT Communications, Inc.*(b)	1,721	28,465
IAC/InterActiveCorp.†(a)	66,684	3,139,483
International Business Machines Corp.†	27,599	4,179,869
j2 Global, Inc.†(a)(b)	24,994	1,539,131
Manhattan Associates, Inc.†*	6,467	367,778
ManTech International Corp., Class A†	10,756	344,084
Mentor Graphics Corp.†(a)(b)	120,578	2,451,351
Microsoft Corp.†	9,290	513,087
MicroStrategy, Inc., Class A†*(a)	23,826	4,282,009
Monotype Imaging Holdings, Inc.†	10,610	253,791
NIC, Inc.†(a)(b)	40,147	723,850
Open Text Corp. (Canada)†(a)	16,042	830,976
Oracle Corp.†	59,784	2,445,763
Pegasystems, Inc.(b)	7,118	180,655
Progress Software Corp.†*(a)(b)	7,165	172,820
PTC, Inc.†*	1,299	43,075
Rackspace Hosting, Inc.†*(a)	84,047	1,814,575
Shutterstock, Inc.*(b)	4,421	162,383
Stamps.com, Inc.†*	2,818	299,497
Sykes Enterprises, Inc.†*(b)	30,059	907,181
Symantec Corp.†(a)	191,812	3,525,505
Synchronoss Technologies, Inc.†*(b)	1,384	44,759
Take-Two Interactive Software, Inc.†*(b)	22,240	837,781
TeleTech Holdings, Inc.†	10,927	303,334
Teradata Corp.†*(b)	130,630	3,427,731
TiVo, Inc.†*	188,335	1,791,066
Total System Services, Inc.†	6,375	303,322
VASCO Data Security International, Inc.†*	75,013	1,155,200
Verint Systems, Inc.*	39	1,302
VeriSign, Inc.†*(b)	26,004	2,302,394
Visa, Inc., Class A†	3,279	250,778
VMware, Inc., Class A†*(b)	86,142	4,506,088
Web.com Group, Inc.†*(a)(b)	74,889	1,484,300
WebMD Health Corp.†*	8,457	529,662

The accompanying notes are an integral part of the financial statements.

80

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)†(a)(b)	264,171	$5,095,859
Xerox Corp.†(a)(b)	522,739	5,833,767

		93,652,559

Technology Hardware & Equipment — 9.7%
Amphenol Corp., Class A†	15,301	884,704
Apple, Inc.†	63,611	6,932,963
Arris International PLC (United Kingdom)†*	64,977	1,489,273
Arrow Electronics, Inc.†*	10,503	676,498
AVX Corp.†(a)(b)	59,303	745,439
Belden, Inc.†(a)(b)	13,012	798,677
Benchmark Electronics, Inc.†*(a)(b)	77,697	1,790,916
Brocade Communications Systems, Inc.†	537,195	5,683,523
Celestica, Inc. (Canada)*	133	1,460
Cisco Systems, Inc.†	182,514	5,196,174
Cognex Corp.†(b)	2,014	78,445
Coherent, Inc.†*(b)	12,264	1,127,062
Corning, Inc.†(a)	87,247	1,822,590
Cray, Inc.†*(a)(b)	40,234	1,686,207
EMC Corp.†	46,811	1,247,513
F5 Networks, Inc.†*(a)(b)	5,465	578,470
FARO Technologies, Inc.*(b)	2,855	91,960
Fitbit, Inc., Class A*(b)	158,320	2,398,548
FLIR Systems, Inc.†(b)	10,382	342,087
Harris Corp.†	9,692	754,619
Hewlett Packard Enterprise Co.†	116,208	2,060,368
HP, Inc.†	135,516	1,669,557
II-VI, Inc.†*(a)	17,435	378,514
Ingram Micro, Inc., Class A†	202,833	7,283,733
Insight Enterprises, Inc.*(b)	6,436	184,327
InterDigital, Inc.†	64,086	3,566,386
InvenSense, Inc.†*	335,568	2,818,771
Ixia†*	1,761	21,942
Juniper Networks, Inc.†	40,907	1,043,538
Methode Electronics, Inc.†	19,712	576,379
Motorola Solutions, Inc.†	42,680	3,230,876
MTS Systems Corp.†	8,497	517,042
Multi-Fineline Electronix, Inc.†*	15,064	349,635
NCR Corp.†*(a)(b)	22,025	659,208
NetApp, Inc.†(b)	35,508	969,013
NETGEAR, Inc.†*(a)	78,015	3,149,466
Plantronics, Inc.†	28,357	1,111,311
Polycom, Inc.†*	119,136	1,328,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)†(b)	43,172	$1,487,275
SYNNEX Corp.†	20,884	1,933,650
TE Connectivity Ltd. (Switzerland)†	29,325	1,815,804
Tech Data Corp.†*	3,669	281,669
TTM Technologies, Inc.†*(b)	28,430	189,060
Ubiquiti Networks, Inc.†*(b)	67,153	2,234,180
Viavi Solutions, Inc.†*(b)	36,531	250,603
Vishay Intertechnology, Inc.(b)	35,357	431,709
Western Digital Corp.†	138,273	6,532,017

		80,401,527

Telecommunication Services — 2.5%
BCE, Inc. (Canada)†	36,050	1,641,717
CenturyLink, Inc.†(a)(b)	175,250	5,600,990
Cogent Communications Holdings, Inc.(b)	2,370	92,501
Frontier Communications Corp.†(b)	90,161	504,000
General Communication, Inc., Class A*(a)	27,257	499,348
Inteliquent, Inc.†(a)	9,675	155,284
Level 3 Communications, Inc.†*	98,828	5,223,060
Rogers Communications, Inc., Class B (Canada)†	12,158	486,563
Shenandoah Telecommunications Co.†(a)(b)	39,363	1,052,960
Verizon Communications, Inc.†	99,286	5,369,387
Vonage Holdings Corp.†*(a)(b)	82,432	376,714

		21,002,524

Transportation — 4.8%
CH Robinson Worldwide, Inc.†(a)	76,786	5,699,825
CSX Corp.	1,275	32,831
Delta Air Lines, Inc.†	97,189	4,731,161
Expeditors International of Washington, Inc.†(a)	98,746	4,819,792
Hawaiian Holdings, Inc.†*	12,534	591,479
Heartland Express, Inc.†(b)	75,102	1,393,142
Hub Group, Inc., Class A*(a)(b)	27,543	1,123,479
Landstar System, Inc.†	64,749	4,183,433
Saia, Inc.†*(b)	24,753	696,797
Southwest Airlines Co.†	50,089	2,243,987
Swift Transportation Co.†*(b)	192,763	3,591,175
Union Pacific Corp.†	73,059	5,811,843
United Continental Holdings, Inc.†*	70,658	4,229,588

The accompanying notes are an integral part of the financial statements.

81

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Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Wesco Aircraft Holdings, Inc.†*	17,659	$254,113

		39,402,645

TOTAL COMMON STOCKS (Cost $917,261,173)		991,350,769

TOTAL LONG POSITIONS - 119.6%		991,350,769

(Cost $917,261,173)

SHORT POSITIONS — (94.6)%
COMMON STOCKS — (94.6)%
Automobiles & Components — (1.3)%
BorgWarner, Inc.	(80,844)	(3,104,409)
Delphi Automotive PLC (Jersey)	(13,486)	(1,011,719)
Drew Industries, Inc.	(30,212)	(1,947,465)
Federal-Mogul Holdings Corp.*	(50,162)	(495,600)
Fox Factory Holding Corp.*	(4,032)	(63,746)
Gentex Corp.	(64,709)	(1,015,284)
Gentherm, Inc.*	(16,275)	(676,877)
Goodyear Tire & Rubber Co. (The)	(9,717)	(320,467)
Johnson Controls, Inc.	(3,227)	(125,756)
Tesla Motors, Inc.*	(10,576)	(2,430,048)

		(11,191,371)

Capital Goods — (12.1)%
AAON, Inc.	(29,205)	(817,740)
AAR Corp.	(23,072)	(536,885)
Acuity Brands, Inc.	(16,615)	(3,624,396)
AECOM*	(5,472)	(168,483)
Aerovironment, Inc.*	(26,842)	(760,165)
Allegion PLC (Ireland)	(9,074)	(578,105)
Allison Transmission Holdings, Inc.	(18,740)	(505,604)
Armstrong World Industries, Inc.*	(18,512)	(895,425)
Astec Industries, Inc.	(23,538)	(1,098,518)
AZZ, Inc.	(3,544)	(200,590)
B/E Aerospace, Inc.	(16,232)	(748,620)
Barnes Group, Inc.	(5,406)	(189,372)
Beacon Roofing Supply, Inc.*	(51,371)	(2,106,725)
Briggs & Stratton Corp.	(100,087)	(2,394,081)
Builders FirstSource, Inc.*	(340,010)	(3,831,913)
CLARCOR, Inc.	(723)	(41,782)
Cubic Corp.	(26,282)	(1,050,229)
Danaher Corp.	(55,624)	(5,276,493)
Donaldson Co., Inc.	(95,367)	(3,043,161)
Dycom Industries, Inc.*	(63,292)	(4,093,094)
EnerSys	(314)	(17,496)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnPro Industries, Inc.	(19,225)	$(1,108,898)
Fastenal Co.	(46,386)	(2,272,914)
Fortune Brands Home & Security, Inc.	(5,176)	(290,063)
Generac Holdings, Inc.*	(22,240)	(828,218)
General Dynamics Corp.	(27,935)	(3,669,821)
Gorman-Rupp Co. (The)	(1,048)	(27,175)
Graco, Inc.	(21,294)	(1,787,844)
Granite Construction, Inc.	(45,959)	(2,196,840)
Griffon Corp.	(24,336)	(375,991)
HEICO Corp.	(26,716)	(1,606,433)
Hillenbrand, Inc.	(20,539)	(615,143)
ITT Corp.	(48,173)	(1,777,102)
Jacobs Engineering Group, Inc.*	(16,250)	(707,688)
John Bean Technologies Corp.	(29,234)	(1,649,090)
Kaman Corp.	(5,294)	(226,001)
Lindsay Corp.	(406)	(29,074)
Lockheed Martin Corp.	(26,001)	(5,759,222)
Manitowoc Foodservice, Inc.*	(1,890)	(27,859)
Masonite International Corp. (Canada)*	(7,222)	(473,041)
Meritor, Inc.*	(139,186)	(1,121,839)
Middleby Corp. (The)*	(44,149)	(4,713,789)
Milacron Holdings Corp.*	(44,446)	(732,915)
Mueller Water Products, Inc., Class A	(13,525)	(133,627)
Navistar International Corp.*	(84,840)	(1,062,197)
Nordson Corp.	(23,918)	(1,818,725)
Northrop Grumman Corp.	(6,662)	(1,318,410)
Oshkosh Corp.	(2,550)	(104,218)
Patrick Industries, Inc.*	(8,488)	(385,270)
PGT, Inc.*	(3,712)	(36,526)
Primoris Services Corp.	(40,132)	(975,208)
Proto Labs, Inc.*	(38,964)	(3,003,735)
Quanex Building Products Corp.	(22,722)	(394,454)
Raven Industries, Inc.	(2,487)	(39,842)
RBC Bearings, Inc.*	(30,591)	(2,241,097)
Rockwell Collins, Inc.	(54,714)	(5,045,178)
Roper Technologies, Inc.	(302)	(55,197)
Rush Enterprises, Inc., Class A*	(54,390)	(992,074)
Sensata Technologies Holding NV (Netherlands)*	(78,445)	(3,046,804)
Sunrun, Inc.*	(203,781)	(1,320,501)
TASER International, Inc.*	(36,897)	(724,288)
Textainer Group Holdings Ltd. (Bermuda)	(2)	(30)

The accompanying notes are an integral part of the financial statements.

82

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Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Toro Co. (The)	(22,321)	$(1,922,285)
TransDigm Group, Inc.*	(9,196)	(2,026,247)
TriMas Corp.*	(25,368)	(444,447)
Tutor Perini Corp.*	(71,830)	(1,116,238)
Veritiv Corp.*	(636)	(23,697)
WABCO Holdings, Inc.*	(29,677)	(3,173,065)
Woodward, Inc.	(91,978)	(4,784,696)

		(100,163,893)

Commercial & Professional Services — (4.3)%
ADT Corp. (The)	(72,847)	(3,005,667)
Advisory Board Co. (The)*	(44,754)	(1,443,316)
Copart, Inc.*	(28,096)	(1,145,474)
Covanta Holding Corp.	(198,800)	(3,351,768)
Equifax, Inc.	(15,309)	(1,749,666)
Essendant, Inc.	(7,375)	(235,484)
Healthcare Services Group, Inc.	(46,790)	(1,722,340)
IHS, Inc., Class A*	(19,167)	(2,379,775)
Insperity, Inc.	(6,632)	(343,073)
Knoll, Inc.	(8,118)	(175,755)
Matthews International Corp., Class A	(9,102)	(468,480)
Mistras Group, Inc.*	(2,471)	(61,207)
MSA Safety, Inc.	(9,393)	(454,152)
Multi-Color Corp.	(13,552)	(722,999)
On Assignment, Inc.*	(21,866)	(807,293)
Pitney Bowes, Inc.	(1,412)	(30,414)
Rollins, Inc.	(12,667)	(343,529)
Stantec, Inc. (Canada)	(644)	(16,332)
Stericycle, Inc.*	(33,270)	(4,198,341)
Team, Inc.*	(8,507)	(258,443)
Transunion*	(55,994)	(1,545,994)
TriNet Group, Inc.*	(66,512)	(954,447)
TrueBlue, Inc.*	(31,973)	(836,094)
Verisk Analytics, Inc.*	(47,318)	(3,781,655)
Viad Corp.	(573)	(16,709)
WageWorks, Inc.*	(47,335)	(2,395,624)
Waste Connections, Inc.	(45,767)	(2,956,091)

		(35,400,122)

Consumer Durables & Apparel — (4.6)%
CalAtlantic Group, Inc.	(159,066)	(5,315,986)
Coach, Inc.	(42,422)	(1,700,698)
Columbia Sportswear Co.	(14,792)	(888,851)
Crocs, Inc.*	(60,512)	(582,125)
G-III Apparel Group Ltd.*	(60,706)	(2,967,916)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Gildan Activewear, Inc. (Canada)	(542)	$(16,536)
GoPro, Inc., Class A*	(35,413)	(423,539)
Helen Of Troy Ltd.*	(24,057)	(2,494,470)
Installed Building Products, Inc.*	(3,522)	(93,720)
iRobot Corp.*	(20,537)	(724,956)
Jarden Corp.*	(47,105)	(2,776,840)
Leggett & Platt, Inc.	(1,610)	(77,924)
Lululemon Athletica, Inc.*	(77,628)	(5,256,192)
Mohawk Industries, Inc.*	(21,878)	(4,176,510)
Nautilus, Inc.*	(25,353)	(489,820)
NIKE, Inc., Class B	(26,617)	(1,636,147)
Oxford Industries, Inc.	(6,983)	(469,467)
PulteGroup, Inc.	(18,004)	(336,855)
Sturm Ruger & Co., Inc.	(5,036)	(344,362)
Under Armour, Inc., Class A*	(55,544)	(4,711,798)
Vista Outdoor, Inc.*	(50,816)	(2,637,859)
William Lyon Homes, Class A*	(697)	(10,100)

		(38,132,671)

Consumer Services — (5.0)%
2U, Inc.*	(131,022)	(2,961,097)
Belmond Ltd., Class A (Bermuda)*	(10,127)	(96,105)
Bright Horizons Family Solutions, Inc.*	(17,084)	(1,106,702)
Buffalo Wild Wings, Inc.*	(22,425)	(3,321,591)
Cheesecake Factory, Inc. (The)	(11,535)	(612,393)
Chipotle Mexican Grill, Inc.*	(1,213)	(571,287)
Chuy’s Holdings, Inc.*	(5,867)	(182,288)
ClubCorp Holdings, Inc.	(22,984)	(322,695)
Dave & Buster’s Entertainment, Inc.*	(51,372)	(1,992,206)
Denny’s Corp.*	(7,345)	(76,094)
Fiesta Restaurant Group, Inc.*	(78,423)	(2,570,706)
Grand Canyon Education, Inc.*	(61,059)	(2,609,662)
Habit Restaurants, Inc. (The), Class A*	(12,948)	(241,221)
Houghton Mifflin Harcourt Co.*	(77,944)	(1,554,203)
Hyatt Hotels Corp., Class A*	(15,336)	(758,979)
International Speedway Corp., Class A	(26,502)	(978,189)
LifeLock, Inc.*	(68,222)	(823,440)
MGM Resorts International*	(53,802)	(1,153,515)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(98,825)	(5,464,034)
Planet Fitness, Inc., Class A*	(7,274)	(118,130)
Red Robin Gourmet Burgers, Inc.*	(50,597)	(3,261,989)

The accompanying notes are an integral part of the financial statements.

83

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Regis Corp.*	(2,655)	$(40,329)
Starbucks Corp.	(3,323)	(198,383)
Texas Roadhouse, Inc.	(87,627)	(3,818,785)
Vail Resorts, Inc.	(12,739)	(1,703,204)
Wingstop, Inc.*	(5,885)	(133,472)
Wynn Resorts Ltd.	(48,552)	(4,536,213)

		(41,206,912)

Energy — (5.7)%
Alon USA Energy, Inc.	(1,997)	(20,609)
Bristow Group, Inc.	(74,814)	(1,415,481)
Cameco Corp. (Canada)	(35,267)	(452,828)
Cenovus Energy, Inc. (Canada)	(27,093)	(352,209)
Cheniere Energy, Inc.*	(113,146)	(3,827,729)
Chevron Corp.	(61,262)	(5,844,395)
Core Laboratories NV	(32,918)	(3,700,312)
Delek US Holdings, Inc.	(35,428)	(539,923)
Dorian LPG Ltd. (Maldives)*	(54,057)	(508,136)
Ensco PLC, Class A (United Kingdom)	(125,058)	(1,296,851)
Gener8 Maritime, Inc. (Maldives)*	(13,299)	(93,891)
Green Plains, Inc.	(76,839)	(1,226,350)
Halliburton Co.	(26,414)	(943,508)
Helix Energy Solutions Group, Inc.*	(47,296)	(264,858)
Helmerich & Payne, Inc.	(34,984)	(2,054,260)
Marathon Petroleum Corp.	(174,763)	(6,497,688)
Occidental Petroleum Corp.	(28,676)	(1,962,299)
Oil States International, Inc.*	(86,372)	(2,722,445)
Par Pacific Holdings, Inc.*	(13,390)	(251,196)
Patterson-UTI Energy, Inc.	(291,979)	(5,144,670)
RPC, Inc.	(58,115)	(824,071)
SEACOR Holdings, Inc.*	(22,544)	(1,227,521)
SemGroup Corp., Class A	(9,259)	(207,402)
Ship Finance International Ltd. (Bermuda)	(10,745)	(149,248)
Teekay Corp.	(13,733)	(118,928)
Teekay Tankers Ltd., Class A (Maldives)	(355,601)	(1,305,056)
Unit Corp.*	(14,531)	(128,018)
US Silica Holdings, Inc.	(175,956)	(3,997,720)

		(47,077,602)

Food & Staples Retailing — (1.5)%
Casey’s General Stores, Inc.	(7,747)	(877,890)
Kroger Co. (The)	(88,519)	(3,385,852)
Performance Food Group Co.*	(33,440)	(780,824)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
PriceSmart, Inc.	(18,368)	$(1,553,565)
Rite Aid Corp.*	(384,978)	(3,137,571)
Smart & Final Stores, Inc.*	(46,909)	(759,926)
Sprouts Farmers Market, Inc.*	(4,872)	(141,483)
SUPERVALU, Inc.*	(1,211)	(6,975)
Sysco Corp.	(30,794)	(1,439,004)
Walgreens Boots Alliance, Inc.	(5,058)	(426,086)

		(12,509,176)

Food, Beverage & Tobacco — (3.9)%
Amplify Snack Brands, Inc.*	(34,142)	(488,913)
B&G Foods, Inc.	(16,165)	(562,704)
Blue Buffalo Pet Products, Inc.*	(24,130)	(619,176)
Brown-Forman Corp., Class B	(7,419)	(730,549)
Calavo Growers, Inc.	(4,237)	(241,763)
Coca-Cola Bottling Co. Consolidated	(11,548)	(1,844,908)
ConAgra Foods, Inc.	(18,849)	(841,042)
Darling Ingredients, Inc.*	(104,951)	(1,382,205)
Dean Foods Co.	(32,423)	(561,566)
Flowers Foods, Inc.	(119,654)	(2,208,813)
Hain Celestial Group, Inc. (The)*	(28,884)	(1,181,644)
J&J Snack Foods Corp.	(4,779)	(517,470)
Kellogg Co.	(11,262)	(862,106)
Kraft Heinz Co. (The)	(9,280)	(729,037)
Mead Johnson Nutrition Co.	(20,552)	(1,746,303)
Molson Coors Brewing Co., Class B	(36,767)	(3,536,250)
Monster Beverage Corp.*	(18,460)	(2,462,195)
National Beverage Corp.*	(6,919)	(292,812)
Pinnacle Foods, Inc.	(19,627)	(876,934)
Reynolds American, Inc.	(97,001)	(4,880,120)
Snyders-Lance, Inc.	(25,084)	(789,644)
Tootsie Roll Industries, Inc.	(6,275)	(219,248)
Vector Group Ltd.	(18,299)	(417,949)
WhiteWave Foods Co., (The)*	(104,663)	(4,253,504)

		(32,246,855)

Health Care Equipment & Services — (9.5)%
Abaxis, Inc.	(3,774)	(171,302)
Abiomed, Inc.*	(23,753)	(2,252,022)
Acadia Healthcare Co., Inc.*	(61,778)	(3,404,586)
Aceto Corp.	(26,144)	(615,953)
Air Methods Corp*	(67,295)	(2,437,425)
Alere, Inc.*	(883)	(44,689)
AmerisourceBergen Corp.	(7,021)	(607,668)
AMN Healthcare Services, Inc.*	(3,024)	(101,637)

The accompanying notes are an integral part of the financial statements.

84

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
athenahealth, Inc.*	(40,465)	$(5,615,733)
AtriCure, Inc.*	(5,453)	(91,774)
Cantel Medical Corp.	(21,635)	(1,543,874)
Capital Senior Living Corp.*	(19,737)	(365,529)
Cerner Corp.*	(46,505)	(2,462,905)
Cerus Corp.*	(166,052)	(984,688)
Civitas Solutions, Inc.*	(4,691)	(81,764)
Community Health Systems, Inc.*	(22,489)	(416,271)
CONMED Corp.	(4,443)	(186,339)
CorVel Corp.*	(610)	(24,046)
DexCom, Inc.*	(51,861)	(3,521,881)
Endologix, Inc.*	(164,985)	(1,379,275)
Ensign Group, Inc. (The)	(73,111)	(1,655,233)
Envision Healthcare Holdings, Inc.*	(225,668)	(4,603,627)
Evolent Health, Inc., Class A*	(40,827)	(431,133)
ExamWorks Group, Inc.*	(52,288)	(1,545,633)
Glaukos Corp.*	(7,570)	(127,630)
Greatbatch, Inc.*	(20,758)	(739,815)
Haemonetics Corp.*	(12,233)	(427,910)
HealthSouth Corp.	(40,315)	(1,517,053)
HealthStream, Inc.*	(669)	(14,778)
HeartWare International, Inc.*	(10,683)	(335,660)
Hill-Rom Holdings, Inc.	(19,915)	(1,001,724)
Insulet Corp.*	(37,877)	(1,256,001)
K2M Group Holdings, Inc.*	(38,041)	(564,148)
LDR Holding Corp.*	(66,302)	(1,690,038)
LHC Group, Inc.*	(1,720)	(61,163)
LifePoint Hospitals, Inc.*	(470)	(32,548)
Medidata Solutions, Inc.*	(82,178)	(3,181,110)
Merit Medical Systems, Inc.*	(18,116)	(334,965)
Neogen Corp.*	(17,308)	(871,458)
Nevro Corp.*	(66,128)	(3,720,361)
Novadaq Technologies, Inc. (Canada)*	(43,217)	(479,277)
NxStage Medical, Inc.*	(35,493)	(532,040)
Omnicell, Inc.*	(18,358)	(511,637)
Owens & Minor, Inc.	(23,390)	(945,424)
Patterson Cos, Inc.	(120,720)	(5,617,102)
Penumbra, Inc.*	(9,058)	(416,668)
PharMerica Corp.*	(16,498)	(364,771)
Press Ganey Holdings, Inc.*	(16,652)	(500,892)
Providence Service Corp. (The)*	(15,743)	(803,995)
Quidel Corp.*	(18,219)	(314,460)
Select Medical Holdings Corp.	(158,261)	(1,869,062)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Spectranetics Corp. (The)*	(134,293)	$(1,949,934)
Steris PLC (United Kingdom)	(66,643)	(4,734,985)
Surgery Partners, Inc.*	(1,257)	(16,668)
Surgical Care Affiliates, Inc.*	(38,162)	(1,766,137)
Veeva Systems, Inc., Class A*	(66,461)	(1,664,183)
Wright Medical Group NV (Netherlands)*	(157,100)	(2,607,860)
Zeltiq Aesthetics, Inc.*	(115,897)	(3,147,763)

		(78,664,207)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(8,573)	(139,654)
Clorox Co. (The)	(31,727)	(3,999,506)
Colgate-Palmolive Co.	(18,202)	(1,285,971)
Coty, Inc., Class A	(14,806)	(412,051)
Estee Lauder Cos, Inc., Class A (The)	(16,273)	(1,534,707)
Inter Parfums, Inc.	(15,090)	(466,281)
Revlon, Inc., Class A*	(7,911)	(288,040)
WD-40 Co.	(2,103)	(227,145)

		(8,353,355)

Materials — (6.3)%
A Schulman, Inc.	(9,010)	(245,252)
Airgas, Inc.	(37,863)	(5,362,915)
Albemarle Corp.	(46,563)	(2,976,773)
AptarGroup, Inc.	(10,034)	(786,766)
Ashland, Inc.	(31,578)	(3,472,317)
Avery Dennison Corp.	(18,036)	(1,300,576)
Balchem Corp.	(18,685)	(1,158,844)
Bemis Co., Inc.	(2,045)	(105,890)
Berry Plastics Group, Inc.*	(116,875)	(4,225,031)
Calgon Carbon Corp.	(27,872)	(390,765)
CF Industries Holdings, Inc.	(156,738)	(4,912,169)
Clearwater Paper Corp.*	(6,658)	(322,980)
Ecolab, Inc.	(1,781)	(198,617)
Ferro Corp.*	(72,164)	(856,587)
Huntsman Corp.	(103,983)	(1,382,974)
Kronos Worldwide, Inc.	(2,917)	(16,685)
Louisiana-Pacific Corp.*	(60,164)	(1,030,008)
Methanex Corp. (Canada)	(115,494)	(3,709,667)
Multi Packaging Solutions International Ltd. (Bermuda)*	(8,086)	(131,236)
Neenah Paper, Inc.	(12,524)	(797,278)
NewMarket Corp.	(4,758)	(1,885,405)
Olin Corp.	(210,526)	(3,656,837)

The accompanying notes are an integral part of the financial statements.

85

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Owens-Illinois, Inc.*	(24,680)	$(393,893)
Platform Specialty Products Corp.*	(190,164)	(1,635,410)
Quaker Chemical Corp.	(188)	(15,954)
Scotts Miracle-Gro Co. (The), Class A	(24,903)	(1,812,191)
Sealed Air Corp.	(103,021)	(4,946,038)
Sensient Technologies Corp.	(17,538)	(1,112,961)
Summit Materials, Inc., Class A*	(28,973)	(563,525)
Valspar Corp. (The)	(3,654)	(391,051)
Vulcan Materials Co.	(20,021)	(2,113,617)

		(51,910,212)

Media — (2.6)%
AMC Entertainment Holdings, Inc., Class A	(3,362)	(94,102)
Cable One, Inc.	(1,724)	(753,612)
Cablevision Systems Corp., Class A	(82,140)	(2,710,620)
Charter Communications, Inc., Class A*	(22,501)	(4,554,877)
Entravision Communications Corp., Class A	(23,560)	(175,286)
EW Scripps Co. (The), Class A*	(74,306)	(1,158,431)
Global Eagle Entertainment, Inc.*	(76,014)	(647,639)
Gray Television, Inc.*	(1,818)	(21,307)
John Wiley & Sons, Inc., Class A	(2,503)	(122,372)
Live Nation Entertainment, Inc.*	(110,746)	(2,470,743)
MDC Partners, Inc., Class A	(5,168)	(121,965)
Meredith Corp.	(11,076)	(526,110)
National CineMedia, Inc.	(57,291)	(871,396)
Scholastic Corp.	(31,108)	(1,162,506)
Scripps Networks Interactive, Inc., Class A	(51,381)	(3,365,456)
Thomson Reuters Corp. (Canada)	(54,855)	(2,220,530)
Twenty-First Century Fox, Inc., Class A	(37,933)	(1,057,572)

		(22,034,524)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Aerie Pharmaceuticals, Inc.*	(9,205)	(111,933)
Affymetrix, Inc.*	(129,482)	(1,814,043)
Agilent Technologies, Inc.	(38,758)	(1,544,506)
Aimmune Therapeutics, Inc.*	(365)	(4,949)
Albany Molecular Research, Inc.*	(68,731)	(1,050,897)
Alder Biopharmaceuticals, Inc.*	(17,414)	(426,469)
Amphastar Pharmaceuticals, Inc.*	(11,947)	(143,364)
ARIAD Pharmaceuticals, Inc.*	(226,705)	(1,448,645)
Atara Biotherapeutics, Inc.*	(6,088)	(115,855)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Axovant Sciences Ltd. (Bermuda)*	(7,046)	$(80,888)
Bio-Techne Corp.	(35,896)	(3,392,890)
Bluebird Bio, Inc.*	(1,898)	(80,665)
Cambrex Corp.*	(51,788)	(2,278,672)
Catalent, Inc.*	(2,277)	(60,728)
Celldex Therapeutics, Inc.*	(17,435)	(65,904)
Cempra, Inc.*	(144,014)	(2,523,125)
Clovis Oncology, Inc.*	(57,665)	(1,107,168)
Coherus Biosciences, Inc.*	(29,663)	(629,745)
Depomed, Inc.*	(29,446)	(410,183)
Dermira, Inc.*	(28,403)	(587,374)
Dynavax Technologies Corp.*	(99,937)	(1,922,788)
Exact Sciences Corp.*	(99,839)	(672,915)
Fibrogen, Inc.*	(12,458)	(265,231)
Foundation Medicine, Inc.*	(13,409)	(243,776)
Heron Therapeutics, Inc.*	(42,355)	(804,321)
Illumina, Inc.*	(20,787)	(3,369,781)
ImmunoGen, Inc.*	(98,658)	(840,566)
Innoviva, Inc.	(9,372)	(117,993)
Insmed, Inc.*	(76,665)	(971,346)
Intersect ENT, Inc.*	(6,402)	(121,638)
Intra-Cellular Therapies, Inc.*	(92,702)	(2,577,116)
Lannett Co., Inc.*	(89,950)	(1,612,804)
MacroGenics, Inc.*	(39,398)	(738,712)
Medicines Co. (The)*	(93,306)	(2,964,332)
Merrimack Pharmaceuticals, Inc.*	(47,480)	(397,408)
Momenta Pharmaceuticals, Inc.*	(73,396)	(678,179)
Nektar Therapeutics*	(136,758)	(1,880,422)
Novavax, Inc.*	(110,669)	(571,052)
Ophthotech Corp.*	(1,496)	(63,236)
Pacific Biosciences of California, Inc.*	(326,260)	(2,773,210)
Pacira Pharmaceuticals, Inc.*	(30,357)	(1,608,314)
PAREXEL International Corp.*	(70,891)	(4,446,992)
PerkinElmer, Inc.	(308)	(15,234)
Portola Pharmaceuticals, Inc.*	(48,924)	(998,050)
Qiagen NV*	(87,627)	(1,957,587)
Relypsa, Inc.*	(97,817)	(1,325,420)
Revance Therapeutics, Inc.*	(16,811)	(293,520)
Sage Therapeutics, Inc.*	(558)	(17,889)
Sagent Pharmaceuticals, Inc.*	(4,053)	(49,325)
Sarepta Therapeutics, Inc.*	(53,185)	(1,038,171)
TESARO, Inc.*	(29,133)	(1,282,726)

The accompanying notes are an integral part of the financial statements.

86

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
TG Therapeutics, Inc.*	(2,310)	$(19,681)
TherapeuticsMD, Inc.*	(214,244)	(1,371,162)
Theravance Biopharma, Inc. (Cayman Islands)*	(45,537)	(856,096)

		(56,744,996)

Retailing — (5.5)%
Asbury Automotive Group, Inc.*	(14,522)	(868,996)
Ascena Retail Group, Inc.*	(402,051)	(4,446,684)
CarMax, Inc.*	(105,159)	(5,373,625)
Chico’s FAS, Inc.	(11,837)	(157,077)
Core-Mark Holding Co., Inc.	(18,352)	(1,496,789)
Dollar Tree, Inc.*	(1,073)	(88,480)
DSW, Inc., Class A	(4,454)	(123,109)
Duluth Holdings, Inc.*	(1,228)	(23,934)
Finish Line, Inc. (The), Class A	(73,459)	(1,549,985)
Five Below, Inc.*	(102,561)	(4,239,872)
Francesca’s Holdings Corp.*	(16,179)	(309,990)
Genesco, Inc.*	(28,107)	(2,030,731)
Group 1 Automotive, Inc.	(2,149)	(126,125)
Groupon, Inc.*	(434,029)	(1,731,776)
Kate Spade & Co.*	(3,471)	(88,580)
Liberty Interactive Corp. QVC Group, Class A*	(67,050)	(1,693,012)
LKQ Corp.*	(54,462)	(1,738,972)
Monro Muffler Brake, Inc.	(7,292)	(521,159)
Netflix, Inc.*	(23,672)	(2,419,989)
Ollie’s Bargain Outlet Holdings, Inc.*	(64,968)	(1,522,200)
Party City Holdco, Inc.*	(59,161)	(889,781)
Penske Automotive Group, Inc.	(27,385)	(1,037,892)
Restoration Hardware Holdings, Inc.*	(47,887)	(2,006,465)
Ross Stores, Inc.	(17,762)	(1,028,420)
Sally Beauty Holdings, Inc.*	(11,418)	(369,715)
Select Comfort Corp.*	(2,642)	(51,228)
Signet Jewelers Ltd. (Bermuda)	(27,898)	(3,460,189)
Sonic Automotive, Inc., Class A	(9,399)	(173,694)
Sportsman’s Warehouse Holdings, Inc.*	(16,904)	(212,990)
Tailored Brands, Inc.	(10,755)	(192,514)
Tile Shop Holdings, Inc.*	(35,753)	(533,077)
Tractor Supply Co.	(18,270)	(1,652,704)
Ulta Salon Cosmetics & Fragrance, Inc.*	(17,064)	(3,305,979)

		(45,465,733)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (3.0)%
Amkor Technology, Inc.*	(1,041)	$(6,131)
Atmel Corp.	(318,704)	(2,587,876)
Brooks Automation, Inc.	(31,802)	(330,741)
Cabot Microelectronics Corp.	(706)	(28,882)
Cavium, Inc.*	(59,773)	(3,655,717)
Cree, Inc.*	(33,737)	(981,747)
Cypress Semiconductor Corp.	(347,440)	(3,008,830)
Diodes, Inc.*	(44,135)	(887,114)
Fairchild Semiconductor International, Inc.*	(48,567)	(971,340)
Lattice Semiconductor Corp.*	(301,407)	(1,711,992)
M/A-COM Technology Solutions Holdings, Inc.*	(87,673)	(3,839,201)
Marvell Technology Group Ltd. (Bermuda)	(151,631)	(1,563,316)
MaxLinear, Inc.*	(27,038)	(500,203)
Microchip Technology, Inc.	(3,268)	(157,518)
Micron Technology, Inc.*	(212,729)	(2,227,273)
Monolithic Power Systems, Inc.	(21,450)	(1,365,078)
Silicon Laboratories, Inc.*	(11,163)	(501,888)
Ultratech, Inc.*	(22,262)	(486,202)
Veeco Instruments, Inc.*	(12,584)	(245,136)

		(25,056,185)

Software & Services — (9.0)%
Acxiom Corp.*	(95,577)	(2,049,171)
Alliance Data Systems Corp.*	(27,000)	(5,940,000)
Amdocs Ltd.	(8,093)	(488,979)
Autodesk, Inc.*	(20,368)	(1,187,658)
Automatic Data Processing, Inc.	(37,066)	(3,325,191)
Benefitfocus, Inc.*	(11,418)	(380,790)
Black Knight Financial Services, Inc., Class A*	(13,789)	(427,873)
Blackbaud, Inc.	(2,963)	(186,343)
Booz Allen Hamilton Holding Corp.	(27,307)	(826,856)
Bottomline Technologies de, Inc.*	(47,094)	(1,435,896)
BroadSoft, Inc.*	(25,867)	(1,043,733)
Callidus Software, Inc.*	(33,150)	(552,942)
CommVault Systems, Inc.*	(20,247)	(874,063)
comScore, Inc.*	—	(6)
CoreLogic, Inc.*	(8,605)	(298,594)
Cornerstone OnDemand, Inc.*	(16,968)	(556,041)
CSRA, Inc.	(36,949)	(993,928)
Ellie Mae, Inc.*	(2,694)	(244,184)

The accompanying notes are an integral part of the financial statements.

87

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	(39,029)	$(2,470,926)
FireEye, Inc.*	(69,797)	(1,255,648)
Forrester Research, Inc.	(3,708)	(124,626)
Gartner, Inc.*	(37,982)	(3,393,692)
Gogo, Inc.*	(55,338)	(609,271)
Guidewire Software, Inc.*	(16,291)	(887,534)
Heartland Payment Systems, Inc.	(12,694)	(1,225,860)
Hortonworks, Inc.*	(6,747)	(76,241)
HubSpot, Inc.*	(33,065)	(1,442,295)
Imperva, Inc.*	(12,867)	(649,784)
Interactive Intelligence Group, Inc.*	(5,713)	(208,067)
Intuit, Inc.	(41,450)	(4,311,214)
Marketo, Inc.*	(47,064)	(921,042)
MAXIMUS, Inc.	(47,719)	(2,511,928)
NetSuite, Inc.*	(26,125)	(1,789,301)
New Relic, Inc.*	(32,807)	(855,607)
Pandora Media, Inc.*	(138,123)	(1,236,201)
Paylocity Holding Corp.*	(15,213)	(498,074)
PayPal Holdings, Inc.*	(76,922)	(2,969,189)
Perficient, Inc.*	(12,216)	(265,332)
Proofpoint, Inc.*	(49,550)	(2,664,799)
PROS Holdings, Inc.*	(32,095)	(378,400)
Q2 Holdings, Inc.*	(10,561)	(253,886)
Rapid7, Inc.*	(8,157)	(106,612)
RealPage, Inc.*	(1,562)	(32,552)
RingCentral, Inc., Class A*	(70,526)	(1,110,784)
Rubicon Project, Inc. (The)*	(1,827)	(33,398)
Sabre Corp.	(137,194)	(3,967,650)
Science Applications International Corp.	(1,256)	(66,995)
ServiceNow, Inc.*	(954)	(58,366)
Silver Spring Networks, Inc.*	(4,561)	(67,275)
Splunk, Inc.*	(79,367)	(3,883,427)
Twitter, Inc.*	(74,433)	(1,231,866)
Ultimate Software Group, Inc. (The)*	(2,760)	(534,060)
Vantiv, Inc., Class A*	(62,219)	(3,352,360)
Workday, Inc., Class A*	(51,898)	(3,987,842)
Workiva, Inc.*	(2,146)	(25,001)
Xura, Inc.*	(1,048)	(20,614)
Zendesk, Inc.*	(99,391)	(2,080,254)
Zillow Group, Inc., Class C*	(2,217)	(52,609)
Zynga, Inc. Class A*	(897,212)	(2,045,643)

		(74,468,473)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (6.9)%
3D Systems Corp.*	(28,629)	$(442,891)
ADTRAN, Inc.	(85,735)	(1,733,562)
Anixter International, Inc.*	(3,044)	(158,623)
Avnet, Inc.	(6,349)	(281,261)
Badger Meter, Inc.	(20,289)	(1,349,421)
BlackBerry Ltd. (Canada)*	(215,385)	(1,742,465)
CDW Corp.	(2,876)	(119,354)
Ciena Corp.*	(88,854)	(1,690,003)
CommScope Holding Co., Inc.*	(23,953)	(668,768)
Diebold, Inc.	(45,834)	(1,325,061)
Dolby Laboratories, Inc., Class A	(87,532)	(3,804,141)
EchoStar Corp., Class A*	(2,811)	(124,499)
Electronics For Imaging, Inc.*	(39,392)	(1,669,827)
Finisar Corp.*	(136,674)	(2,492,934)
Infinera Corp.*	(49,578)	(796,223)
Itron, Inc.*	(23,285)	(971,450)
Jabil Circuit, Inc.	(187,391)	(3,611,025)
Knowles Corp.*	(168,612)	(2,222,306)
Mercury Systems, Inc.*	(2,741)	(55,642)
Mitel Networks Corp. (Canada)*	(68,816)	(562,915)
National Instruments Corp.	(11,861)	(357,135)
Nimble Storage, Inc.*	(95,814)	(751,182)
OSI Systems, Inc.*	(10,651)	(697,534)
Palo Alto Networks, Inc.*	(24,853)	(4,054,518)
Plexus Corp.*	(15,400)	(608,608)
Rofin-Sinar Technologies, Inc.*	(60)	(1,933)
Rogers Corp.*	(7,938)	(475,248)
Ruckus Wireless, Inc.*	(235,221)	(2,307,518)
Sanmina Corp.*	(121,033)	(2,829,752)
ScanSource, Inc.*	(40,988)	(1,655,095)
Sierra Wireless, Inc. (Canada)*	(53,917)	(783,953)
Stratasys Ltd. (Israel)*	(98,043)	(2,541,275)
Trimble Navigation Ltd.*	(113,056)	(2,803,789)
Universal Display Corp.*	(38,143)	(2,063,536)
VeriFone Systems, Inc.*	(47,677)	(1,346,398)
ViaSat, Inc.*	(56,440)	(4,147,211)
Zebra Technologies Corp., Class A*	(55,772)	(3,848,268)

		(57,095,324)

Telecommunication Services — (2.1)%
8x8, Inc.*	(66,460)	(668,588)
AT&T, Inc.	(137,628)	(5,390,889)
Atlantic Tele-Network, Inc.	(2,399)	(181,916)
Cincinnati Bell, Inc.*	(159,485)	(617,207)

The accompanying notes are an integral part of the financial statements.

88

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Consolidated Communications Holdings, Inc.	(15,011)	$(386,683)
Globalstar, Inc.*	(456,831)	(671,542)
inContact, Inc.*	(28,606)	(254,307)
Iridium Communications, Inc.*	(174,182)	(1,370,812)
ORBCOMM, Inc.*	(50,704)	(513,632)
SBA Communications Corp., Class A*	(43,858)	(4,393,256)
Sprint Corp.*	(172,820)	(601,414)
TELUS Corp. (Canada)	(2,576)	(83,797)
United States Cellular Corp.*	(5,646)	(257,966)
Zayo Group Holdings, Inc.*	(83,285)	(2,018,828)

		(17,410,837)

Transportation — (3.5)%
Air Transport Services Group, Inc.*	(11,307)	(173,902)
Allegiant Travel Co.	(1,782)	(317,303)
American Airlines Group, Inc.	(36,034)	(1,477,754)
ArcBest Corp.	(17,542)	(378,732)
Atlas Air Worldwide Holdings, Inc.*	(24,672)	(1,042,885)
Echo Global Logistics, Inc.*	(9,752)	(264,864)
Genesee & Wyoming, Inc., Class A*	(29,562)	(1,853,537)
JetBlue Airways Corp.*	(3,059)	(64,606)
Kansas City Southern	(54,482)	(4,655,487)
Kirby Corp.*	(1,150)	(69,334)
Knight Transportation, Inc.	(2,919)	(76,332)
Marten Transport Ltd.	(20,450)	(382,824)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(55,249)	$(3,579,030)
SkyWest, Inc.	(16,726)	(334,353)
Spirit Airlines, Inc.*	(107,855)	(5,174,883)
Virgin America, Inc.*	(130,023)	(5,013,687)
Werner Enterprises, Inc.	(44,934)	(1,220,407)
XPO Logistics, Inc.*	(104,667)	(3,213,277)

		(29,293,197)

TOTAL COMMON STOCK (Proceeds $779,940,950)		(784,425,645)

TOTAL SECURITES SOLD SHORT - (94.6)%		(784,425,645)

(Proceeds $779,940,950)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		621,946,632

NET ASSETS - 100.0%		$828,871,756

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

89

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2016

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.9%
Gotham Absolute 500 Fund	309,690	$3,208,390
Gotham Enhanced 500 Fund	175,693	1,765,715
Gotham Index Plus Fund	176,388	1,823,854
Gotham Neutral Fund	117,932	1,194,655

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $8,008,937)		7,992,614

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		11,055

NET ASSETS - 100.0%		$8,003,669

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

90

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2016

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
Assets
Non-affiliated investments, at value†,Ω,€	$2,100,458,168	$22,691,605
Affiliated investments, at value‡	—	—
Cash	18,113,735	533,228
Deposits with brokers for securities sold short	1,012,505,607	8,642,771
Receivables:
Investments sold	92,477,642	402,375
Capital shares sold	3,891,549	850,000
Dividends and interest	2,300,258	29,293
Investment Adviser	—	—
Prepaid expenses and other assets	146,686	11,771

Total assets	3,229,893,645	33,161,043

Liabilities
Securities sold short, at value*	1,047,807,095	12,875,563
Payables:
Securities lending collateral	333,134,424	2,970,749
Investments purchased	87,527,795	899,567
Capital shares redeemed	6,502,075	250,000
Investment Adviser	2,977,764	18,993
Dividends and fees on securities sold short	841,366	16,867
Administration and accounting fees	138,988	27,006
Custodian fees	23,485	906
Accrued expenses	1,152,878	24,300

Total liabilities	1,480,105,870	17,083,951

Net Assets	$1,749,787,775	$16,077,092

Net Assets Consisted of:
Capital stock, $0.01 par value	$1,391,293	$15,519
Paid-in capital	1,955,423,873	16,154,165
Accumulated net investment income/(loss)	(17,922,087)	(19,233)
Accumulated net realized loss from investments and securities sold short	(356,109,812)	(1,993,913)
Net unrealized appreciation/(depreciation) on investments and securities sold short	167,004,508	1,920,554

Net Assets	$1,749,787,775	$16,077,092

Institutional Class Shares:
Net assets	$1,749,787,775	$16,077,092

Shares Outstanding	139,129,314	1,551,927

Net asset value, offering and redemption price per share	$12.58	$10.36

† Non-affiliated investments, at cost	$1,943,008,423	$21,326,719
Ω Includes market value of securities on loan	$326,495,632	$2,902,800
€ Includes market value of securities designated as collateral for securities on loan	$369,640,440	$3,299,195
‡ Affiliated investments, at cost	$—	$—
* Proceeds received, securities sold short	$1,057,361,858	$13,431,231

The accompanying notes are an integral part of the financial statements.

92

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2016

(Unaudited)

Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Hedged Plus Fund	Gotham Index Plus Fund	Gotham Institutional Value Fund	Gotham Neutral Fund	Gotham Total Return Fund

$1,719,873,421	$29,618,979	$1,206,906	$29,064,609	$2,053,409	$991,350,769	$—
—	—	—	—	—	—	7,992,614
16,496,026	257,571	2,000,000	532,058	9,356	9,848,867	19,005
331,064,512	2,879,189	—	3,580,097	—	690,908,775	—

62,060,111	301,191	—	2,478,840	24,025	56,857,138	—
4,079,472	2,600,000	—	500,000	—	1,162,970	—
1,985,114	31,815	—	28,363	2,571	1,079,458	—
—	—	—	113	12,147	—	3,008
96,816	29,714	—	33,708	20,181	126,873	17,563

2,135,655,472	35,718,459	3,206,906	36,217,788	2,121,689	1,751,334,850	8,032,190

720,646,559	12,608,920	—	13,149,760	—	784,425,645	—

339,115,292	2,999,995	—	2,973,798	—	73,746,644	—
60,176,580	2,867,038	1,199,272	3,976,947	23,691	61,091,790	—
1,447,227	—	—	—	—	982,881	—
1,679,681	10,846	—	—	—	1,391,912	—
710,833	17,422	—	15,357	—	518,381	—
89,382	3,239	—	4,014	9,736	84,764	4,248
16,350	1,020	—	88	34	7,502	481
276,884	4,459	—	544	17,182	213,575	23,792

1,124,158,788	18,512,939	1,199,272	20,120,508	50,643	922,463,094	28,521

$1,011,496,684	$17,205,520	$2,007,634	$16,097,280	$2,071,046	$828,871,756	$8,003,669

$875,695	$17,120	$2,000	$15,562	$2,000	$818,134	$7,983
1,017,626,059	16,571,666	1,998,000	15,474,251	1,997,917	918,372,081	8,048,587
(424,663)	42,883	—	31,577	8,842	(7,447,255)	(3,972)
(149,989,292)	(619,645)	—	(946,276)	(66,849)	(152,476,105)	(32,606)
143,408,885	1,193,496	7,634	1,522,166	129,136	69,604,901	(16,323)

$1,011,496,684	$17,205,520	$2,007,634	$16,097,280	$2,071,046	$828,871,756	$8,003,669

$1,011,496,684	$17,205,520	$2,007,634	$16,097,280	$2,071,046	$828,871,756	$8,003,669

87,569,484	1,712,000	200,000	1,556,167	200,000	81,813,364	798,301

$11.55	$10.05	$10.04	$10.34	$10.36	$10.13	$10.03

$1,575,853,626	$28,206,283	$1,199,272	$27,572,467	$1,924,273	$917,261,173	$—
$332,787,988	$2,935,724	$—	$2,899,736	$—	$72,734,069	$—
$388,943,244	$3,295,998	$—	$3,231,087	$—	$82,123,054	$—
$—	$—	$—	$—	$—	$—	$8,008,937
$720,035,649	$12,389,720	$—	$13,179,784	$—	$779,940,950	$—

The accompanying notes are an integral part of the financial statements.

93

GOTHAM FUNDS

Statements of Operations

For the Six Months/Period Ended March 31, 2016

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
Investment Income
Dividends from non-affiliated securities	$27,341,947	$361,909
Dividends from affiliated securities	—	—
Less: foreign taxes withheld	(48,906)	—
Interest	1,108	—
Income from securities loaned (Note 5)	1,642,951	1,099

Total investment income	28,937,100	363,008

Expenses
Advisory fees (Note 2)	21,290,964	147,971
Dividends and fees on securities sold short	8,852,197	172,067
Transfer agent fees (Note 2)	1,898,582	281
Fees on cash collateral (Note 5)	802,091	8,711
Administration and accounting fees (Note 2)	359,563	12,391
Custodian fees (Note 2)	77,026	654
Registration and filing fees	74,143	1,125
Legal fees	57,038	60
Trustees’ and officers’ fees (Note 2)	56,379	260
Printing and shareholder reporting fees	53,416	44
Audit fees	9,278	14,264
Offering fees	—	—
Other expenses	68,410	1,797

Total expenses before waivers and reimbursements	33,599,087	359,625

Recoupments and/or waivers, reimbursements (Note 2)	—	(8,934)

Net expenses after waivers and reimbursements	33,599,087	350,691

Net investment income/(loss)	(4,661,987)	12,317

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(143,799,639)	(1,307,657)
Net realized loss from affiliated investments	—	—
Net realized gain from securities sold short	140,086,435	604,705
Net change in unrealized appreciation/(depreciation) on investments	252,207,275	2,573,834
Net change in unrealized appreciation/(depreciation) on securities sold short	(211,754,052)	(629,697)

Net realized and unrealized gain on investments	36,740,019	1,241,185

Net increase in net assets resulting from operations	$32,078,032	$1,253,502

*	The Fund commenced operations on March 31, 2016.
**	The Fund commenced operations on December 31, 2015.

The accompanying notes are an integral part of the financial statements.

94

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months/Period Ended March 31, 2016

(Unaudited)

Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Hedged Plus Fund*	Gotham Index Plus Fund	Gotham Institutional Value Fund**	Gotham Neutral Fund	Gotham Total Return Fund

$20,924,157	$216,749	$—	$214,292	$13,184	$9,957,219	$—
—	—	—	—	—	—	151,677
(34,769)	—	—	(5)	—	(28,964)	—
6,797	18	—	18	1	722	101
1,064,153	644	—	355	—	568,107	—

21,960,338	217,411	—	214,660	13,185	10,497,084	151,778

10,465,407	65,985	—	50,221	3,657	7,460,918	—
6,521,248	91,173	—	102,500	—	5,307,887	—
528,552	5,824	—	5,037	5,517	420,415	2,341
853,711	7,363	—	2,633	—	108,621	—
210,319	10,892	—	10,017	9,791	167,736	11,534
39,245	300	—	339	34	27,979	5,286
48,323	1,422	—	1,717	10,826	5,070	2,146
23,796	949	—	893	1,639	17,929	13,493
25,839	726	—	806	808	19,691	849
22,127	902	—	1,150	4,247	19,042	5,366
17,992	8,205	—	6,496	5,866	16,249	14,414
—	—	—	6,714	2,623	—	5,929
27,767	1,527	—	1,590	1,004	25,761	602

18,784,326	195,268	—	190,113	46,012	13,597,298	61,960

—	(20,740)	—	(27,073)	(41,669)	—	(55,485)

18,784,326	174,528	—	163,040	4,343	13,597,298	6,475

3,176,012	42,883	—	51,620	8,842	(3,100,214)	145,303

(45,040,231)	(568,150)	—	(928,612)	(66,849)	(18,227,842)	—
—	—	—	—	—	—	(28,725)
80,069,248	290,021	—	255,298	—	45,713,023	—
136,690,435	2,320,181	7,634	2,683,400	129,136	98,983,912	578,829
(119,014,669)	(747,540)	—	(685,721)	—	(106,780,918)	—

52,704,783	1,294,512	7,634	1,324,365	62,287	19,688,175	550,104

$55,880,795	$1,337,395	$7,634	$1,375,985	$71,129	$16,587,961	$695,407

The accompanying notes are an integral part of the financial statements.

95

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(4,661,987)	$(13,911,864)		$(21,089,259)
Net realized gain/(loss) from investments and securities sold short(1)	(3,713,204)	(99,824,228	)(a)	(162,961,929)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short(1)	40,453,223	(146,982,813	)(d)	212,411,733

Net increase/(decrease) in net assets resulting from operations	32,078,032	(260,718,905)		28,360,545

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	(29,543,843)	—		(55,752,862)

Net decrease in net assets from dividends and distributions to shareholders	(29,543,843)	—		(55,752,862)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(818,844,685)	(830,945,748)		2,134,945,533

Total increase/(decrease) in net assets	(816,310,496)	(1,091,664,653)		2,107,553,216

Net assets
Beginning of period	2,566,098,271	3,657,762,924		1,550,209,708

End of period	$1,749,787,775	$2,566,098,271		$3,657,762,924

Accumulated net investment loss, end of period	$(17,922,087)	$(13,260,100)		$(5,670,454)

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	The Fund commenced operations on July 31, 2014.
(1)	Revised for the period ended September 30, 2015. See Note 1 in the Notes to Financial Statements.
(a)	Previously $11,937,644.
(b)	Previously $37,751.
(c)	Previously $30,369,744.
(d)	Previously $(258,744,685).
(e)	Previously $(920,458).
(f)	Previously $(169,557,310).
(g)	Previously $0.

The accompanying notes are an integral part of the financial statements.

96

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Absolute 500 Fund				Gotham Enhanced Return Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*		For the Period Ended April 30, 2015**	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015

$12,317	$(37,474)		$(63,578)	$3,176,012	$(3,776,186)		$(3,970,995)
(702,952)	(404,546	)(b)	33,770	35,029,017	(28,026,492	)(c)	(60,202,331)
1,944,137	(478,161	)(e)	454,578	17,675,766	(111,161,074	)(f)	131,582,206

1,253,502	(920,181)		424,770	55,880,795	(142,963,752)		67,408,880

(698,234)	—		(168,661)	(18,962,062)	—		(102,523,021)

(698,234)	—		(168,661)	(18,962,062)	—		(102,523,021)

(279,498)	6,138,271		10,327,123	(151,686,434)	(288,850,175)		790,275,574

275,770	5,218,090		10,583,232	(114,767,701)	(431,813,927)		755,161,433

15,801,322	10,583,232		—	1,126,264,385	1,558,078,312		802,916,879

$16,077,092	$15,801,322		$10,583,232	$1,011,496,684	$1,126,264,385		$1,558,078,312

$(19,233)	$(31,550	)(g)	$—	$(424,663)	$(3,600,675)		$(13,046)

The accompanying notes are an integral part of the financial statements.

97

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$42,883	$(10,430)
Net realized loss from investments and securities sold short	(278,129)	(302,659)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	1,572,641	(379,145)

Net increase/(decrease) in net assets resulting from operations	1,337,395	(692,234)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(9,997)	—
Net realized capital gains	(32,499)	—

Net decrease in net assets from dividends and distributions to shareholders	(42,496)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	9,843,941	6,758,914

Total increase in net assets	11,138,840	6,066,680

Net assets
Beginning of period	6,066,680	—

End of period	$17,205,520	$6,066,680

Accumulated net investment income, end of period	$42,883	$9,997

*	The Fund commenced operations on December 31, 2014.
**	The Fund commenced operations on March 31, 2016.
***	The Fund commenced operations on March 31, 2015.
****	The Fund commenced operations on December 31, 2015.

The accompanying notes are an integral part of the financial statements.

98

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Hedged Plus Fund	Gotham Index Plus Fund		Gotham Institutional Value Fund

For the Period Ended March 31, 2016 (Unaudited)**	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015***	For the Period Ended March 31, 2016 (Unaudited)****

$—	$51,620	$20,585	$8,842
—	(673,314)	(177,648)	(66,849)
7,634	1,997,679	(475,513)	129,136

7,634	1,375,985	(632,576)	71,129

—	(54,282)	—	—
—	(90,322)	—	—

—	(144,604)	—	—

2,000,000	7,197,087	8,301,388	1,999,917

2,007,634	8,428,468	7,668,812	2,071,046

—	7,668,812	—	—

$2,007,634	$16,097,280	$7,668,812	$2,071,046

$—	$31,577	$34,239	$8,842

The accompanying notes are an integral part of the financial statements.

99

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral Fund
	For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(3,100,214)	$(4,636,647)		$(8,246,724)
Net realized gain/(loss) from investments and securities sold short(1)	27,485,181	(55,196,144	)(a)	(95,265,698)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short(1)	(7,797,006)	23,937,061	(b)	45,123,204

Net increase/(decrease) in net assets resulting from operations	16,587,961	(35,895,730)		(58,389,218)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—		—
Net realized capital gains	(4,408,426)	—		(20,618,661)

Net decrease in net assets from dividends and distributions to shareholders	(4,408,426)	—		(20,618,661)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	60,984,737	(140,831,187)		782,970,680

Total increase/(decrease) in net assets.	73,164,272	(176,726,917)		703,962,801

Net assets
Beginning of period	755,707,484	932,434,401		228,471,600

End of period	$828,871,756	$755,707,484		$932,434,401

Accumulated net investment loss, end of period	$(7,447,255)	$(4,347,041)		$(2,449,271)

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	The Fund commenced operations on March 31, 2015.
(1)	Revised for the period ended September 30, 2015. See Note 1 in the Notes to Financial Statements.
(a)	Previously $(24,239,378).
(b)	Previously $(7,019,705).

The accompanying notes are an integral part of the financial statements.

100

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham Total Return Fund
For the Six Months Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015**

$145,303	$(4,880)
(28,725)	13,741
578,829	(595,152)

695,407	(586,291)

(149,275)	—
(13,742)	—

(163,017)	—

461,007	7,596,563

993,397	7,010,272

7,010,272	—

$8,003,669	$7,010,272

$(3,972)	$—

The accompanying notes are an integral part of the financial statements.

101

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund	Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2016	For the Six Months Ended March 31, 2016	For the Six Months Ended March 31, 2016
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$32,078,032	$1,253,502	$55,880,795

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(3,927,485,639)	(44,405,366)	(2,597,132,140)
Proceeds from disposition of long-term portfolio investments	5,039,463,028	45,490,231	2,920,715,785
Purchases to cover securities sold short	(2,864,122,022)	(23,201,032)	(1,575,708,235)
Proceeds from securities sold short	2,279,109,718	23,081,977	1,421,144,431
Net realized gain/(loss) on investments and securities sold short	3,713,204	702,952	(35,029,017)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(40,453,223)	(1,944,137)	(17,675,766)
Increase/(decrease) in deposits with brokers for securities sold short	459,739,494	162,326	37,202,191
Increase/(decrease) in receivable for securities sold	76,099,931	360,888	8,730,533
Increase/(decrease) in dividend and interest receivable	749,962	(4,547)	(199,000)
Increase in investment adviser receivable	—	—	—
Increase in prepaid expenses and other assets	(39,581)	(269)	(5,690)
Increase/(decrease) in payable for investments purchased	(56,621,470)	204,163	(2,752,300)
Increase/(decrease) in use of cash collateral from securities lending	(152,359,221)	80,792	(49,279,921)
Increase/(decrease) in dividends and fees payable for securities sold short	(376,420)	2,776	(38,860)
Increase/(decrease) in payable for investment advisor	(1,513,060)	(9,127)	(257,264)
Increase/(decrease) in accrued expense payable	687,838	(41,630)	110,720

Net cash provided by (used in) operating activities	848,670,571	1,733,499	165,706,262

Cash flows from financing activities:
Net payment from Fund share activity	(844,518,692)	(1,569,282)	(177,029,691)

Dividends and Distributions to Shareholders	(13,766,473)	(8,450)	(2,475,703)

Net cash provided by (used in) financing activities	(858,285,165)	(1,577,732)	(179,505,394)

Net increase/(decrease) in cash	(9,614,594)	155,767	(13,799,132)

Cash at beginning of period	27,728,329	377,461	30,295,158

Cash at end of period	$18,113,735	$533,228	$16,496,026

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$4,033,973	$30,480	$4,069,689

*	The Fund commenced operations on December 31, 2015.

The accompanying notes are an integral part of the financial statements.

102

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

(Unaudited)

Gotham Enhanced 500 Fund	Gotham Index Plus Fund	Gotham Institutional Value Fund	Gotham Neutral Fund	Gotham Total Return Fund
For the Six Months Ended March 31, 2016	For the Six Months Ended March 31, 2016	For the Period Ended March 31, 2016*	For the Six Months Ended March 31, 2016	For the Six Months Ended March 31, 2016

$1,337,395	$1,375,985	$71,129	$16,587,961	$695,407

(41,002,822)	(41,213,416)	(5,147,958)	(1,651,263,442)	(905,904)
24,391,124	28,412,074	3,156,836	1,661,642,825	455,546
(6,865,159)	(8,923,079)	—	(1,493,252,212)	—
13,813,213	14,774,059	—	1,480,369,567	—
278,129	673,314	66,849	(27,485,181)	28,725
(1,572,641)	(1,997,679)	(129,136)	7,797,006	(578,829)
(1,348,570)	(815,522)	—	(93,819,641)	—
(17,738)	(2,100,486)	(24,025)	15,959,766	—
(18,753)	18,983	(2,571)	(175,390)	—
—	(113)	(12,147)	—	(3,008)
(13,721)	(17,389)	(20,181)	(37,086)	(17,071)
2,589,004	3,630,515	23,691	(553,517)	—
1,294,072	210,534	—	7,544,497	—
11,682	7,947	—	89,914	(95)
(28,831)	(37,158)	—	149,043	(19,367)
(22,904)	(22,351)	26,952	131,646	4,807

(7,176,520)	(6,023,782)	(1,990,561)	(76,314,244)	(339,789)

7,201,445	6,552,483	1,999,917	62,088,831	297,990

—	—	—	(765,898)	—

7,201,445	6,552,483	1,999,917	61,322,933	297,990

24,925	528,701	9,356	(14,991,311)	(41,799)

232,646	3,357	—	24,840,178	60,804

$257,571	$532,058	$9,356	$9,848,867	$19,005

$25,222	$23,422	$—	$2,204,961	$—

The accompanying notes are an integral part of the financial statements.

103

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Absolute Return Fund
Institutional Class Shares
10/01/2015-03/31/2016(5)	$12.48	$(0.03)	$ 0.30	$ 0.27	$ —	$(0.17)	$(0.17)
05/01/2015-09/30/2015*	13.54	(0.06)	(1.00)	(1.06)	—	—	—
05/01/2014-04/30/2015	13.45	(0.10)	0.43	0.33	—	(0.24)	(0.24)
05/01/2013-04/30/2014	11.40	(0.16)	2.77	2.61	—	(0.56)	(0.56)
08/31/2012**-04/30/2013	10.00	(0.08)	1.53	1.45	(0.01)	(0.05)	(0.06)

Gotham Absolute 500 Fund
Institutional Class Shares
10/01/2015-03/31/2016(5)	$9.80	$ 0.01	$ 0.89	$ 0.90	$ —	$(0.35)	$(0.35)
05/01/2015-09/30/2015*	10.47	(0.03)	(0.64)	(0.67)	—	—	—
07/31/2014**-04/30/2015	10.00	(0.09)	0.78	0.69	—	(0.23)	(0.23)

Gotham Enhanced Return Fund
Institutional Class Shares
10/01/2015-03/31/2016(5)	$11.10	$ 0.03	$ 0.62	$ 0.65	$ —	$(0.20)	$(0.20)
05/01/2015-09/30/2015*	12.38	(0.03)	(1.25)	(1.28)	—	—	—
05/01/2014-04/30/2015	12.39	(0.04)	0.97	0.93	—	(0.94)	(0.94)
05/31/2013**-04/30/2014	10.00	(0.07)	2.96	2.89	—	(0.50)	(0.50)

Gotham Enhanced 500 Fund
Institutional Class Shares
10/01/2015-03/31/2016(5)	$8.99	$ 0.05	$ 1.07	$ 1.12	$(0.01)	$(0.05)	$(0.06)
12/31/2014**-9/30/2015	10.00	(0.02)	(0.99)	(1.01)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Absolute Return Fund would be 2.25%, 2.15%, 2.15%, 2.20% and 2.25%, for the six months ended March 31, 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively; for the Gotham Absolute 500 Fund, they would be 1.95%, 2.25% and 2.25% for the six months ended March 31, 2016, the periods ended September 30, 2015 and April 30, 2015, respectively; for the Gotham Enhanced Return Fund, they would be 2.18%, 2.14%, 2.16% and 2.25% for the six months ended March 31, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively, and for the Gotham Enhanced 500 Fund, they would be 1.90% and 2.25% for the six months ended March 31, 2016 and the period ended September 30, 2015, respectively.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Unaudited.
(6)	Amount is less than $0.005 per share.
(7)	Annualized.
(8)	Not annualized.
(9)	Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

104

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Financial Highlights (Continued)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)	Portfolio Turnover Rate

$0.00(6)	$12.58	2.17%	$1,749,788	3.16%(7)	3.16%(7)	(0.44)%(7)	152.44%(8)
0.00(6)	12.48	(7.83)%	2,566,098	2.95%(7)	2.95%(7)	(1.03)%(7)	134.07%(8)
0.00(6)	13.54	2.44%	3,657,763	2.81%	2.81%	(0.75)%	336.09%
0.00(6)	13.45	23.21%	1,550,210	2.98%	2.96%	(1.23)%	399.16%
0.01	11.40	14.67%	53,680	3.24%(7)	4.18%(7)	(1.13)%(7)	279.84%(8)

$0.01	$10.36	9.47%	$ 16,077	4.02%(7)	4.12%(7)	0.14%(7)	171.89%(8)
—	9.80	(6.40)%	15,801	4.22%(7)	4.75%(7)	(0.69)%(7)	126.07%(8)
0.01	10.47	6.98%	10,583	4.13%(7)	5.92%(7)	(1.15)%(7)	327.45%(8)

$0.00(6)	$11.55	5.98%	$1,011,497	3.59%(7)	3.59%(7)	0.61%(7)	142.86%(8)
0.00(6)	11.10	(10.34)%	1,126,264	3.36%(7)	3.36%(7)	(0.66)%(7)	85.25%(8)
0.00(6)	12.38	7.34%	1,558,078	3.23%	3.23%	(0.31)%	274.67%
0.00(6)	12.39	29.36%	802,917	3.54%(7)	3.54%(7)	(0.63)%(7)	364.77%(8)(9)

$ —	$10.05	12.41%	$ 17,206	4.36%(7)	4.88%(7)	1.07%(7)	157.56%(8)
—	8.99	(10.10)%	6,067	4.40%(7)	5.54%(7)	(0.24)%(7)	355.33%(8)

The accompanying notes are an integral part of the financial statements.

105

GOTHAM FUNDS

Financial Highlights (Continued)

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions
Gotham Hedged Plus Fund
Institutional Class Shares
03/31/2016* -03/31/2016(6)	$10.00	$ —	$ 0.04	$ 0.04	$ —	$ —	$ —

Gotham Index Plus Fund
Institutional Class Shares
10/01/2015-03/31/2016(6)	$ 9.28	$ 0.06	$ 1.18	$ 1.24	$(0.07)	$(0.11)	$(0.18)
03/31/2015** -9/30/2015	10.00	0.03	(0.75)	(0.72)	—	—	—

Gotham Institutional Value Fund
Institutional Class Shares
12/31/2015*** -03/31/2016(6)	$10.00	$ 0.04	$ 0.32	$ 0.36	$ —	$ —	$ —

Gotham Neutral Fund
Institutional Class Shares
10/01/2015-03/31/2016(6)	$ 9.99	$(0.04)	$ 0.24	$ 0.20	$ —	$(0.06)	$(0.06)
05/01/2015-09/30/2015****	10.42	(0.06)	(0.37)	(0.43)	—	—	—
05/01/2014-04/30/2015	11.21	(0.12)	(0.43)	(0.55)	—	(0.24)	(0.24)
08/30/2013*****-04/30/2014	10.00	(0.12)	1.37	1.25	—	(0.04)	(0.04)

Gotham Total Return Fund
Institutional Class Shares
10/01/2015-03/31/2016(6)	$ 9.33	$ 0.18	$ 0.72	$ 0.90	$(0.18)	$(0.02)	$(0.20)
03/31/2015**-9/30/2015	10.00	(0.01)	(0.66)	(0.67)	—	—	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
****	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
*****	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Index Plus Fund would be 1.28% and 1.50% for the six months ended March 31, 2016 and the period ended September 30, 2015, respectively, and for the Gotham Neutral Fund, they would be 2.19%, 2.16%, 2.18% and 2.25% for the six months ended March 31, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.
(4)	The Gotham Total Return Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Annualized.
(9)	Not annualized.

The accompanying notes are an integral part of the financial statements.

106

GOTHAM FUNDS

Financial Highlights (Concluded)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)(4)	Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)	Portfolio Turnover Rate

$ —	$10.04	0.40%	$ 2,008	—	—	—	—

$0.00(7)	$10.34	13.40%	$ 16,097	3.60%(8)	4.20%(8)	1.14%(8)	156.39%(9)
—	9.28	(7.20)%	7,669	3.63%(8)	4.75%(8)	0.62%(8)	94.47%(9)

$ —	$10.36	3.60%	$ 2,071	0.95%(8)	10.07%(8)	1.93%(8)	218.30%(9)

$0.00(7)	$10.13	2.06%	$828,872	3.65%(8)	3.65%(8)	(0.83)%(8)	181.44%(9)
0.00(7)	9.99	(4.13)%	755,707	3.38%(8)	3.38%(8)	(1.38)%(8)	141.02%(9)
0.00(7)	10.42	(5.00)%	932,434	3.20%	3.19%	(1.11)%	377.72%
0.00(7)	11.21	12.50%	228,472	3.43%(8)	3.57%(8)	(1.64)%(8)	191.65%(9)

$ —	$10.03	9.76%	$ 8,004	0.17%(8)	1.63%(8)	3.81%(8)	5.97%(9)
0.00(7)	9.33	(6.70)%	7,010	0.18%(8)	1.57%(8)	(0.18)%(8)	42.30%(9)

The accompanying notes are an integral part of the financial statements.

107

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Hedged Plus Fund, the Gotham Index Plus Fund, the Gotham Institutional Value Fund, the Gotham Neutral Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Gotham Absolute Return Fund commenced investment operations on August 31, 2012. The Gotham Absolute 500 Fund commenced operations on July 31, 2014. The Gotham Enhanced Return Fund commenced investment operations on May 31, 2013. The Gotham Enhanced 500 Fund commenced operations on December 31, 2014. The Gotham Hedged Plus Fund commenced operations on March 31, 2016. The Gotham Index Plus Fund commenced operations on March 31, 2015. The Gotham Institutional Value Fund commenced operations on December 31, 2015. The Gotham Neutral Fund commenced investment operations on August 30, 2013. The Gotham Total Return Fund operates as a “Fund of Funds” and commenced operations on March 31, 2015. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

All the Funds except for the Gotham Institutional Value Fund and the Gotham Total Return Fund seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. The Gotham Institutional Value Fund seeks to achieve its investment objective by primarily investing in long positions of U.S. equity securities listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500-700 U.S. companies based on market capitalization. The Gotham Total Return Fund seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

Effective May 1, 2015, each of the Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund changed its fiscal year end from April 30 to September 30.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

108

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Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

109

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of March 31, 2016, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Gotham Absolute Return Fund	$1,047,807,095	$1,129,558,202	$1,012,505,607
Gotham Absolute 500 Fund	12,875,563	13,882,583	8,642,771
Gotham Enhanced Return Fund	720,646,559	774,222,294	331,064,512
Gotham Enhanced 500 Fund	12,608,920	15,938,085	2,879,189
Gotham Index Plus Fund	13,149,760	14,223,147	3,580,097
Gotham Neutral Fund	784,425,645	811,829,390	690,908,775

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short

110

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2016:

Net Charges
Gotham Absolute Return Fund	$3,051,350
Gotham Absolute 500 Fund	5,542
Gotham Enhanced Return Fund	1,830,220
Gotham Enhanced 500 Fund	1,657
Gotham Index Plus Fund	2,292
Gotham Neutral Fund	1,480,078

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the six months ended March 31, 2016:

	Short Sales Proceeds	Financing Charges
Gotham Absolute Return Fund	$64,209,186	$180,532
Gotham Absolute 500 Fund	4,283,220	16,227
Gotham Enhanced Return Fund	401,824,286	1,385,758
Gotham Enhanced 500 Fund	9,633,309	16,203
Gotham Index Plus Fund	8,507,514	18,497
Gotham Neutral Fund	116,723,443	615,054

Revisions to Certain Prior Year Information — Included in the Statement of Changes in Net Assets and Note 6 of the Notes to Financial Statements for each of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund are revisions to correct the allocation between net realized gain/(loss) and net unrealized appreciation/(depreciation) for the period ended September 30, 2015. These revisions did not impact net assets, results of operations or total distributions and are not material to the financial statements taken as a whole.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

	Effective December 7, 2015		Prior to December 7, 2015
Gotham Absolute Return Fund	2.00%		2.00%
Gotham Absolute 500 Fund	1.50%		2.00%
Gotham Enhanced Return Fund	2.00%		2.00%
Gotham Enhanced 500 Fund	1.50%		2.00%
Gotham Hedged Plus Fund*	1.00%		N/A
Gotham Index Plus Fund	1.00%		1.33%
Gotham Institutional Value Fund**	0.80%		N/A
Gotham Neutral Fund	2.00%		2.00%
Gotham Total Return Fund	—	%***	—	%***

*	The Fund commenced operations on March 31, 2016.
**	The Fund commenced operations on December 31, 2015.

111

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

***

For the Gotham Total Return Fund, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 2.00% of the Gotham Total Return Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Gotham Total Return Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Gotham Total Return Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay a management fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six month period ended March 31, 2016.

	Effective December 7, 2015	Prior to December 7, 2015		Termination Date
Gotham Absolute Return Fund	2.25%	2.25%		August 31, 2017
Gotham Absolute 500 Fund	1.75%	2.25%		January 31, 2019
Gotham Enhanced Return Fund	2.25%	2.25%		August 31, 2017
Gotham Enhanced 500 Fund	1.75%	2.25%		January 31, 2019
Gotham Hedged Plus Fund*	1.15%	N/A		January 31, 2020
Gotham Index Plus Fund	1.17%**	1.50%		January 31, 2019
Gotham Institutional Value Fund***	0.95%	N/A		January 31, 2019
Gotham Neutral Fund	2.25%	2.25%		August 31, 2017
Gotham Total Return Fund	0.17%	0.17	%****	January 31, 2019

*	The Fund commenced operations on March 31, 2016.
**	Effective March 31, 2016, the Expense Limitation is 1.15%.
***	The Fund commenced operations on December 31, 2015.
****	Prior to June 1, 2015, the Expense Limitation was 0.25%.

For the period ended March 31, 2016, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$21,290,964	$—	$21,290,964
Gotham Absolute 500 Fund	147,971	(8,934)	139,037
Gotham Enhanced Return Fund	10,465,407	—	10,465,407
Gotham Enhanced 500 Fund	65,985	(20,740)	45,245
Gotham Index Plus Fund	50,221	(27,073)	23,148
Gotham Institutional Value Fund	3,657	(41,669)	(38,012)
Gotham Neutral Fund	7,460,918	—	7,460,918
Gotham Total Return Fund	—	(55,485)	(55,485)

112

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

The Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2016, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 04/30/2018	Expiration 09/30/2018	Expiration 03/31/2019
Gotham Absolute 500 Fund	$99,209	$29,092	$8,934
Gotham Enhanced 500 Fund	N/A	48,788	20,740
Gotham Index Plus Fund	N/A	37,317	27,073
Gotham Institutional Value Fund	N/A	N/A	41,669
Gotham Total Return Fund	N/A	36,613	55,485

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trustees of the Trust who are not officers or employees of an investment adviser, sub-adviser or other service provider to the Trust receive compensation in the form of an annual retainer and per meeting fees, for their services as a Trustee. The remuneration paid to the Trustees by the Funds during the six months ended March 31, 2016 was $101,193. Certain employees of BNY Mellon serve as Officers of the Trust. They are not compensated by the Funds or the Trust.

The following table lists each issuer owned by Gotham Total Return Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2016:

Gotham Total Return Fund
							Dividend	Net Realized
							Income	Loss
							for the	for the
	Shares					Shares	period	period
	Held at	Value at	Purchase	Sales	Value at	Held at	ended	ended
Name of Issuer	9/30/15	9/30/15	Cost	Proceeds	3/31/16	3/31/16	3/31/16	3/31/16
Gotham Absolute 500 Fund	287,183	$2,814,394	$405,333	$182,216	$3,208,390	309,690	$103,637	$(11,797)
Gotham Enhanced 500 Fund	167,456	1,507,104	180,514	102,498	1,765,715	175,693	10,819	(8,230)
Gotham Index Plus Fund	166,597	1,546,020	199,556	102,499	1,823,854	176,388	29,852	(5,275)
Gotham Neutral Fund	112,576	1,124,634	120,502	68,333	1,194,655	117,932	7,369	(3,423)

113

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2016 (with respect to Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Neutral Fund and Gotham Total Return Fund) and from the commencement of operations of the Gotham Hedged Plus Fund on March 31, 2016 and the Gotham Institutional Value Fund on December 31, 2015 through March 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Gotham Absolute Return Fund	$3,900,306,508	$5,012,283,898
Gotham Absolute 500 Fund	43,712,239	44,797,105
Gotham Enhanced Return Fund	2,576,827,884	2,900,410,314
Gotham Enhanced 500 Fund	40,649,703	24,038,005
Gotham Hedged Plus Fund	1,199,272	—
Gotham Index Plus Fund	41,008,927	28,207,584
Gotham Institutional Value Fund	5,142,867	3,151,745
Gotham Neutral Fund	1,641,120,803	1,651,498,933
Gotham Total Return Fund	905,905	455,546

4. Capital Share Transactions

For the periods ended March 31, 2016, September 30, 2015 and April 30, 2015, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended
	March 31, 2016		For the Period Ended		For the Period Ended
	(Unaudited)		September 30, 2015		April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Absolute Return Fund:*
Institutional Class Shares:
Sales	21,324,676	$266,115,134	33,663,073	$441,504,937	215,551,538	$2,966,057,341
Reinvestments	1,281,671	15,777,370	—	—	2,085,226	28,838,677
Redemption Fees**	—	355,610	—	105,622	—	264,109
Redemptions	(89,045,870)	(1,101,092,799)	(98,279,485)	(1,272,556,307)	(62,720,044)	(860,214,594)

Net Increase (Decrease)	(66,439,523)	$(818,844,685)	(64,616,412)	$(830,945,748)	154,916,720	$2,134,945,533

Gotham Absolute 500 Fund:*(1)
Institutional Class Shares:
Sales	754,361	$7,712,451	658,503	$6,740,370	1,121,170	$11,474,896
Reinvestments	70,100	689,784	—	—	15,987	168,661
Redemption Fees	—	14,033	—	—	—	5,948
Redemptions**	(884,303)	(8,695,766)	(57,562)	(602,099)	(126,329)	(1,322,382)

Net Increase (Decrease)	(59,842)	$(279,498)	600,941	$6,138,271	1,010,828	$10,327,123

114

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

	For the Period Ended
	March 31, 2016		For the Period Ended		For the Period Ended
	(Unaudited)		September 30, 2015		April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Enhanced Return Fund:*
Institutional Class Shares:
Sales	9,294,660	$103,015,695	6,602,243	$79,119,696	78,071,406	$1,005,549,363
Reinvestments	1,489,283	16,486,359	—	—	6,630,274	84,204,481
Redemption Fees**	—	10,601	—	10,519	—	245,378
Redemptions	(24,671,597)	(271,199,089)	(31,040,545)	(367,980,390)	(23,587,091)	(299,723,648)

Net Increase (Decrease)	(13,887,654)	$(151,686,434)	(24,438,302)	$(288,850,175)	61,114,589	$790,275,574

Gotham Enhanced 500 Fund:(2)
Institutional Class Shares:
Sales	1,043,446	$9,903,942	690,009	$6,917,559	—	$—
Reinvestments	4,502	42,497	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	(10,688)	(102,498)	(15,269)	(158,645)	—	—

Net Increase	1,037,260	$9,843,941	674,740	$6,758,914	—	$—

Gotham Hedged Plus Fund:(3)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Index Plus Fund:(4)
Institutional Class Shares:
Sales	772,176	$7,612,609	826,186	$8,301,388	—	$—
Reinvestments	14,755	144,604	—	—	—	—
Redemption Fees**		1,771	—	—	—	—
Redemptions	(56,950)	(561,897)	—	—	—	—

Net Increase	729,981	$7,197,087	826,186	$8,301,388	—	$—

Gotham Institutional Value Fund:(5)
Institutional Class Shares:
Sales	200,000	$1,999,917	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$1,999,917	—	$—	—	$—

115

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

	For the Period Ended
	March 31, 2016		For the Period Ended		For the Period Ended
	(Unaudited)		September 30, 2015		April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Neutral Fund:*
Institutional Class Shares:
Sales	32,597,318	$323,614,580	16,276,350	$161,816,119	101,376,317	$1,132,773,493
Reinvestments	370,929	3,642,528	—	—	1,692,457	18,532,401
Redemption Fees**	—	60,899	—	23,837	—	258,989
Redemptions	(26,765,750)	(266,333,270)	(30,132,986)	(302,671,143)	(33,988,109)	(368,594,203)

Net Increase (Decrease)	6,202,497	$60,984,737	(13,856,636)	$(140,831,187)	69,080,665	$782,970,680

Gotham Total Return Fund:(4)
Institutional Class Shares:
Sales	76,924	$758,052	751,884	$7,599,493	—	$—
Reinvestments	17,268	163,017	—	—	—	—
Redemption Fees**	—	—	—	29	—	—
Redemptions	(47,478)	(460,062)	(297)	(2,959)	—	—

Net Increase	46,714	$461,007	751,587	$7,596,563	—	$—

*	Each of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund changed its year end from April 30 to September 30.
**	There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. (Prior to February 1, 2016, the redemption fee was charged on shares redeemed within 90 days of purchase.)
(1)	Commencement of operations July 31, 2014.
(2)	Commencement of operations December 31, 2014.
(3)	Commencement of operations March 31, 2016.
(4)	Commencement of operations March 31, 2015.
(5)	Commencement of operations December 31, 2015.

As of March 31, 2016, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Gotham Absolute 500 Fund
Affiliated Shareholders	35%
Affiliated Fund	21%
Gotham Enhanced 500 Fund
Affiliated Shareholders	79%
Affiliated Fund	12%
Gotham Index Plus Fund
Affiliated Shareholders	64%
Affiliated Fund	12%
Gotham Institutional Value Fund
Affiliated Shareholders	100%
Gotham Total Return Fund
Affiliated Shareholders	89%

116

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six month period ended March 31, 2016, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2016 and the income generated from the programs during the six month period ended March 31, 2016, with respect to such loans are as follows:

	Market Value			Income Received
	of Securities	Cash Collateral	Market Value	from Securities
	Loaned	Received	of Non-cash Collateral	Lending
Gotham Absolute Return Fund	$326,495,632	$333,134,424	$—	$1,642,951
Gotham Absolute 500 Fund	2,902,800	2,970,749	—	1,099
Gotham Enhanced Return Fund	332,787,988	339,115,292	—	1,064,153
Gotham Enhanced 500 Fund	2,935,724	2,999,995	—	644
Gotham Index Plus Fund	2,899,736	2,973,798	—	355
Gotham Neutral Fund	72,734,069	73,746,644	—	568,107

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2016:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statement of	in the Statement of		Cash
	Gross Amounts of	Assets and	Assets and	Financial	Collateral	Net
	Recognized Assets	Liabilities	Liabilities	Instruments	Received*	Amount**
Gotham Absolute Return Fund	$326,495,632	$—	$326,495,632	$—	$(326,495,632)	$—
Gotham Absolute 500 Fund	2,902,800	—	2,902,800	—	(2,902,800)	—
Gotham Enhanced Return Fund	332,787,988	—	332,787,988	—	(332,787,988)	—
Gotham Enhanced 500 Fund	2,935,724	—	2,935,724	—	(2,935,724)	—

117

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

Gross Amount Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statement of	in the Statement of		Cash
	Gross Amounts of	Assets and	Assets and	Financial	Collateral	Net
	Recognized Assets	Liabilities	Liabilities	Instruments	Received*	Amount**
Gotham Index Plus Fund	$2,899,736	$—	$2,899,736	$—	$ (2,899,736)	$—
Gotham Neutral Fund	72,734,069	—	72,734,069	—	(72,734,069)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

There were no dividends or distributions paid by the Funds during the period ended September 30, 2015.

The tax character of distributions paid by the Funds during the year/period ended April 30, 2015 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
	Dividend	Dividend
Gotham Absolute Return Fund	$46,471,975	$9,280,887
Gotham Absolute 500 Fund	168,661	—
Gotham Enhanced Return Fund	48,414,982	54,108,039
Gotham Neutral Fund	20,413,423	205,238

The tax character of distributions paid by the Funds during the year/period ended April 30, 2014 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
	Dividend	Dividend
Gotham Absolute Return Fund	$13,141,291	$50,047
Gotham Enhanced Return Fund	4,952,065	—
Gotham Neutral Fund	116,920	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

118

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2016

(Unaudited)

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

			Undistributed		Unrealized		Qualified		Other
	Capital Loss		Ordinary	Undistributed	Appreciation/		Late-Year		Temporary
	Carryforward		Income	Long-Term Gain	(Depreciation)		Losses		Differences
Gotham Absolute Return Fund	$(108,164,168)		$—	$29,543,774	$(9,436,531	)(a)	$(121,504,655	)(a)	$—
Gotham Absolute 500 Fund	—		196,192 (a)	— (a)	(757,208	)(a)	(86,815	)(a)	—
Gotham Enhanced Return Fund	(100,437,228	)(a)	—	18,962,018	77,579,160	(a)	(40,015,106	)(a)	(12,647)
Gotham Enhanced 500 Fund	—		42,495	—	(720,660)		—		—
Gotham Index Plus Fund	—		88,068	—	(711,982)		—		—
Gotham Neutral Fund	(74,492,004)		—	4,408,402	34,069,176	(a)	(66,483,569	)(a)	—
Gotham Total Return Fund	—		9,861	—	(595,152)		—		—

(a)	Revised to correct the allocation between net realized gain/(loss) and net unrealized appreciation/(depreciation). See Note 1 to the Financial Statements for further details. These revisions did not impact net assets or total distributions.

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Gotham Absolute Return Fund	$1,943,008,423	$206,348,529	$(48,898,784)	$157,449,745
Gotham Absolute 500 Fund	21,326,719	1,857,963	(493,077)	1,364,886
Gotham Enhanced Return Fund	1,575,853,626	174,823,372	(30,803,577)	144,019,795
Gotham Enhanced 500 Fund	28,206,283	1,739,422	(326,726)	1,412,696
Gotham Hedged Plus Fund	1,199,272	7,634	—	7,634
Gotham Index Plus Fund	27,572,467	1,639,067	(146,925)	1,492,142
Gotham Institutional Value Fund	1,924,273	153,874	(24,738)	129,136
Gotham Neutral Fund	917,261,173	94,980,258	(20,890,662)	74,089,596
Gotham Total Return Fund	8,008,937	14,156	(30,479)	(16,323)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2015, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2015. For the period ended September 30, 2015, the Funds deferred to October 1, 2015 the following losses:

119

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2016

(Unaudited)

	Late-Year Ordinary	Short-Term Capital	Long-Term Capital
	Losses Deferral	Loss Deferral	Loss Deferral
Gotham Absolute Return Fund	$13,260,110	$176,130,648(a)	$(67,886,103)(a)
Gotham Absolute 500 Fund	31,550(a)	87,897(a)	(32,632)(a)
Gotham Enhanced Return Fund	3,588,029	107,955,407(a)	(71,528,330)(a)
Gotham Neutral Fund	4,347,041	73,686,064(a)	(11,549,536)(a)

(a)	Revised to correct the allocation between net realized gain/(loss) and net unrealized appreciation/(depreciation). See Note 1 to the Financial Statements for further details. These revisions did not impact net assets or total distributions.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2015, the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund had short-term capital loss carryforwards in the amount of $108,164,168, $100,437,228(a), and $74,492,004, respectively. The Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund and Gotham Total Return Fund did not have any capital loss carryforwards.

(a)	Revised to correct the allocation between net realized gain/(loss) and net unrealized appreciation/(depreciation). See Note 1 to the Financial Statements for further details. These revisions did not impact net assets or total distributions.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

120

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At in-person meetings held on September 21-22, 2016 and March 22-23, 2016, respectively, (the “Meetings”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”), (i) with respect to the Gotham Institutional Value Fund (the “Institutional Value Fund,”) and (ii) with respect to the Gotham Hedged Plus Fund (the “Hedged Plus Fund,”) (each a “Fund,” and together with the Institutional Value Fund, the “Funds”), for an initial two-year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund; and (x) compliance with federal securities laws and other regulatory requirements. The Trustees noted that each year, they receive a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the Meetings via teleconference. The representatives from Gotham discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees considered that the proposed strategies for the Funds were new, and therefore did not have historical performance. However, at each Meeting, the Trustees received performance information for the other series of the Trust advised by Gotham (each a “Gotham Fund” and collectively, the “Gotham Funds”), which was representative of the Adviser’s performance in implementing certain types of strategies to be employed for the proposed Funds. With respect to the Institutional Value Fund, at the September 21-22, 2016 Meeting, the Trustees were provided with the performance information of the for the Gotham Institutional Select U.S. portfolio, a private account managed by Gotham with a value-weighted U.S. equity strategy, which was representative of Gotham’s performance in implementing a long-only investment strategy. The Trustees reviewed the performance of the Gotham Institutional Select U.S. Fund (gross and net) for the one-month, three-month, one-year and since inception (both cumulative and annualized) periods ended July 31, 2015, as compared to the S&P 500 Index and Russell 1000 Index.

121

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

With respect to the Hedged Plus Fund, at the March 22-23, 2016 Meeting, the Trustees were provided with the performance information of a private account managed by Gotham with a similar strategy. The Trustees reviewed the performance of the private account for the period since its inception on January 1, 2016 through March 4, 2016.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services proposed to be provided to the Funds and any other ancillary benefits resulting from the Adviser’s relationship with the Funds. The Trustees reviewed information regarding the fees the Adviser charges to the other Gotham Funds, including a comparison to such Gotham Funds’ respective Lipper peer groups. The Trustees also discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Gotham Funds’ respective Lipper categories.

The Trustees also evaluated explanations provided by the Adviser as to differences in fees proposed to be charged to the Funds and other similarly managed accounts or funds. The Trustees also evaluated explanations provided by Gotham regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. With respect to the Institutional Value Fund, the Trustees evaluated information provided by the Adviser that the Morningstar Large Blend Category Average expense ratio was 1.04% as of September 3, 2015 and 1.06% for 2014. With respect to the Hedged Plus Fund, the Trustees considered that the proposed contractual advisory fee of 1.00% of average daily net assets is the same as the contractual advisory fee for another Gotham Fund, the Gotham Index Plus Fund, which is the most comparable of the other Gotham Funds. The Trustees concluded that the advisory fees and services proposed to be provided by the Adviser are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding the Adviser’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services proposed to be provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds are likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits to be received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Adviser’s advisory fee level was reasonable in relation to the nature and quality of the services to be provided, taking into account the projected growth of the Funds.

122

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The

Board noted that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of fund shareholders but the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Institutional Value Fund, the Hedged Plus Fund, and the Total Return Fund, each for an initial two year period.

123

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

124

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOT-0316

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	May 27, 2016

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	May 27, 2016

* Print the name and title of each signing officer under his or her signature.